UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices) (Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 747-9500

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments. – The schedule of investments for the period ended June 30, 2013, is filed herewith.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Aerospace & Defense — 0.9%

14,095	Boeing Co. (The)	1,923,827
12,150	United Technologies Corp.	1,382,670

		3,306,497

	Agriculture — 4.0%

97,241	Monsanto Co.	11,333,439
45,178	Philip Morris International, Inc.	3,936,359

		15,269,798

	Airlines — 0.2%

24,700	Delta Air Lines, Inc.	678,509

	Apparel — 1.7%

68,725	NIKE, Inc. Class B	5,404,534
5,500	Ralph Lauren Corp.	971,135

		6,375,669

	Auto Manufacturers — 0.5%

44,125	General Motors Co.*	1,803,389

	Auto Parts & Equipment — 0.3%

21,700	BorgWarner, Inc.	1,213,247

	Banks — 0.9%

24,642	Comerica, Inc.	1,171,480
47,907	Wells Fargo & Co.	2,174,978

		3,346,458

	Beverages — 1.9%

18,683	Anheuser-Busch InBev NV, ADR	1,988,992
104,384	Coca-Cola Co. (The)	4,312,103
10,743	PepsiCo, Inc.	891,025

		7,192,120

	Biotechnology — 5.0%

32,200	Alexion Pharmaceuticals, Inc.*	4,284,532
16,700	Amgen, Inc.	1,906,472
22,930	Biogen Idec, Inc.*	6,414,668
24,750	Celgene Corp.*	4,181,760
9,400	Regeneron Pharmaceuticals, Inc.*	2,587,256

		19,374,688

	Chemicals — 1.4%

21,524	Ecolab, Inc.	2,244,308
7,891	PPG Industries, Inc.	1,496,607
9,232	Sherwin-Williams Co. (The)	1,694,072

		5,434,987

See accompanying Notes to the Schedule of Investments.	1

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — 4.9%

14,603	Alliance Data Systems Corp.*	3,839,567
2,135	Mastercard, Inc. Class A	1,783,707
4,200	McKesson Corp.	677,880
55,769	Visa, Inc. Class A	12,418,641

		18,719,795

	Computers — 3.8%

21,345	Apple, Inc.	11,976,893
13,000	Cognizant Technology Solutions Corp. Class A*	1,312,740
7,336	International Business Machines Corp.	1,376,013

		14,665,646

	Cosmetics & Personal Care — 0.6%

14,100	Estee Lauder Cos. (The), Inc. Class A	1,062,012
16,778	Procter & Gamble Co. (The)	1,365,897

		2,427,909

	Distribution & Wholesale — 0.4%

31,812	Fastenal Co.	1,511,388

	Diversified Financial Services — 3.9%

32,304	American Express Co.	2,930,942
5,820	BlackRock, Inc.	1,841,855
115,100	Charles Schwab Corp. (The)	2,992,600
28,254	CIT Group, Inc.	1,472,881
9,845	IntercontinentalExchange Group, Inc.	2,214,337
17,200	JPMorgan Chase & Co.	1,005,856
46,000	Morgan Stanley	1,442,560
14,067	T. Rowe Price Group, Inc.	1,178,393

		15,079,424

	Electric — 0.5%

29,163	Dominion Resources, Inc.	1,886,554

	Food — 0.9%

20,147	Kraft Foods Group, Inc. Class A	1,086,326
29,316	Unilever NV	1,179,383
18,366	Whole Foods Market, Inc.	1,062,106

		3,327,815

	Health Care - Products — 1.3%

14,602	Edwards Lifesciences Corp.*	960,228
5,200	Intuitive Surgical, Inc.*	1,997,216
23,628	Johnson & Johnson	2,164,088

		5,121,532

	Health Care - Services — 0.8%

14,749	DaVita HealthCare Partners, Inc.*	934,644

2	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — continued

26,274	UnitedHealth Group, Inc.	1,978,432

		2,913,076

	Insurance — 0.6%

27,656	Aon Plc	2,320,062

	Internet — 16.5%

34,016	Amazon.Com, Inc.*	13,565,241
35,900	Baidu, Inc., Sponsored ADR*	6,385,892
18,755	Check Point Software Technologies, Ltd.*	1,210,073
70,825	eBay, Inc.*	3,887,584
99,800	Facebook, Inc. Class A*	5,455,068
17,250	Google, Inc. Class A*	19,332,247
12,930	LinkedIn Corp. Class A*	2,803,612
7,847	priceline.com, Inc.*	9,121,353
27,300	Splunk, Inc.*	1,874,691

		63,635,761

	Lodging — 1.2%

36,800	Hilton Worldwide Holdings, Inc.*	818,800
36,400	Las Vegas Sands Corp.	2,870,868
5,500	Wynn Resorts, Ltd.	1,068,155

		4,757,823

	Machinery - Diversified — 0.1%

4,507	Rockwell Automation, Inc.	532,547

	Media — 3.6%

21,100	CBS Corp. Class B	1,344,914
48,635	Comcast Corp. Class A	2,527,318
13,487	Discovery Communications, Inc. Class A*	1,219,494
14,400	Liberty Global Plc*	1,281,456
11,209	Nielsen Holdings NV	514,381
102,399	Twenty-First Century Fox, Inc.	3,602,397
42,243	Walt Disney Co. (The)	3,227,365

		13,717,325

	Metal Fabricate & Hardware — 1.5%

21,733	Precision Castparts Corp.	5,852,697

	Miscellaneous - Manufacturing — 3.5%

83,252	Danaher Corp.	6,427,054
33,924	Eaton Corp. Plc	2,582,295
80,230	General Electric Co.	2,248,847
23,089	Honeywell International, Inc.	2,109,642

		13,367,838

See accompanying Notes to the Schedule of Investments.	3

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 2.4%

31,347	Noble Energy, Inc.	2,135,044
18,618	Occidental Petroleum Corp.	1,770,572
34,082	Range Resources Corp.	2,873,453
65,100	Southwestern Energy Co.*	2,560,383

		9,339,452

	Oil & Gas Services — 3.5%

19,162	Cameron International Corp.*	1,140,714
41,100	FMC Technologies, Inc.*	2,145,831
32,000	National Oilwell Varco, Inc.	2,544,960
84,696	Schlumberger, Ltd.	7,631,956

		13,463,461

	Pharmaceuticals — 5.7%

30,394	Abbott Laboratories	1,165,002
10,956	Allergan, Inc.	1,216,993
36,661	BioMarin Pharmaceutical, Inc.*	2,576,168
72,862	Bristol-Myers Squibb Co.	3,872,615
18,200	Catamaran Corp.*	864,136
39,559	Express Scripts Holding Co.*	2,778,624
67,613	Gilead Sciences, Inc.*	5,081,117
12,965	Perrigo Co. Plc	1,989,609
32,060	Pfizer, Inc.	981,998
38,300	Zoetis, Inc.	1,252,027

		21,778,289

	Pipelines — 0.5%

56,290	Kinder Morgan, Inc.	2,026,440

	REITS — 0.3%

16,400	American Tower Corp. REIT	1,309,048

	Retail — 10.9%

13,207	Bed Bath & Beyond, Inc.*	1,060,522
8,210	Chipotle Mexican Grill, Inc.*	4,374,124
24,351	Costco Wholesale Corp.	2,898,013
77,912	CVS Caremark Corp.	5,576,162
27,100	Dollar General Corp.*	1,634,672
18,350	Family Dollar Stores, Inc.	1,192,199
20,625	Home Depot, Inc. (The)	1,698,262
69,838	Lowe’s Cos., Inc.	3,460,473
18,146	McDonald’s Corp.	1,760,706
16,903	Michael Kors Holdings, Ltd.*	1,372,355
16,191	Nordstrom, Inc.	1,000,604
7,591	O’Reilly Automotive, Inc.*	977,038
3,985	Panera Bread Co. Class A*	704,110
29,508	Ross Stores, Inc.	2,211,034
92,290	Starbucks Corp.	7,234,613

4	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

31,000	Ulta Salon Cosmetics & Fragrance, Inc.*	2,992,120
21,399	Wal-Mart Stores, Inc.	1,683,887

		41,830,894

	Semiconductors — 3.3%

51,100	Applied Materials, Inc.	903,959
84,500	ARM Holdings Plc, Sponsored ADR	4,625,530
53,254	ASML Holding NV, ADR	4,989,900
16,800	NXP Semiconductor NV*	771,624
31,534	Texas Instruments, Inc.	1,384,658

		12,675,671

	Software — 5.6%

9,700	athenahealth, Inc.* ‡	1,304,650
62,600	Cerner Corp.*	3,489,324
23,007	Informatica Corp.*	954,790
12,961	Intuit, Inc.	989,184
90,476	Microsoft Corp.	3,386,517
62,813	Oracle Corp.	2,403,225
127,400	Salesforce.com, Inc.*	7,031,206
12,300	ServiceNow, Inc.*	688,923
11,668	VMware, Inc. Class A*	1,046,736
2,400	Workday, Inc. Class A*	199,584

		21,494,139

	Telecommunications — 2.8%

19,494	Crown Castle International Corp.*	1,431,445
58,551	Juniper Networks, Inc.*	1,321,496
59,060	QUALCOMM, Inc.	4,385,205
12,800	SBA Communications Corp. Class A*	1,149,952
53,452	Verizon Communications, Inc.	2,626,631

		10,914,729

	Transportation — 2.7%

11,981	FedEx Corp.	1,722,508
4,670	Genesee & Wyoming, Inc. Class A*	448,554
3,900	Kansas City Southern	482,937
45,031	Union Pacific Corp.	7,565,208

		10,219,207

	TOTAL COMMON STOCKS (COST $273,610,271)	378,883,884

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.7%

	Bank Deposit — 1.4%

5,373,030	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/14	5,373,030

See accompanying Notes to the Schedule of Investments.	5

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value ($)		Description	Value ($)

		Securities Lending Collateral — 0.3%

1,095,293		State Street Navigator Securities Lending Prime Portfolio***	1,095,293

		TOTAL SHORT-TERM INVESTMENTS (COST $6,468,323)	6,468,323

		TOTAL INVESTMENTS — 100.3% (Cost $280,078,594)	385,352,207

		Other Assets and Liabilities (net) — (0.3)%	(1,011,462)

		NET ASSETS — 100.0%	$384,340,745

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

6	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	98.6
Short-Term Investments	1.7
Other Assets and Liabilities (net)	(0.3)

100.0%

See accompanying Notes to the Schedule of Investments.	7

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.6%

	Advertising — 0.3%

13,869	Omnicom Group, Inc.	1,031,438

	Aerospace & Defense — 2.5%

29,433	L-3 Communications Holdings, Inc.	3,145,210
10,775	Lockheed Martin Corp.	1,601,811
32,288	Northrop Grumman Corp.	3,700,528
14,695	Raytheon Co.	1,332,837

		9,780,386

	Agriculture — 0.7%

22,500	Archer-Daniels-Midland Co.	976,500
23,084	Lorillard, Inc.	1,169,897
913	Philip Morris International, Inc.	79,550
9,444	Reynolds American, Inc.	472,105

		2,698,052

	Airlines — 1.3%

53,200	American Airlines Group, Inc.* ‡	1,343,300
138,590	Delta Air Lines, Inc.	3,807,067

		5,150,367

	Auto Manufacturers — 2.2%

129,491	General Motors Co.*	5,292,296
24,600	Toyota Motor Corp., Sponsored ADR	2,999,232

		8,291,528

	Auto Parts & Equipment — 0.7%

8,190	Delphi Automotive Plc	492,465
18,300	Johnson Controls, Inc.	938,790
18,045	Lear Corp.	1,461,103

		2,892,358

	Banks — 6.7%

431,985	Bank of America Corp.	6,726,006
25,505	BB&T Corp.	951,846
38,685	Capital One Financial Corp.	2,963,658
23,970	Comerica, Inc.	1,139,534
117,127	Fifth Third Bancorp	2,463,181
14,090	PNC Financial Services Group, Inc.	1,093,102
13,920	State Street Corp.	1,021,589
23,700	SunTrust Banks, Inc.	872,397
184,712	Wells Fargo & Co.	8,385,925

		25,617,238

	Beverages — 1.3%

96,187	Coca-Cola Enterprises, Inc.	4,244,732
7,140	PepsiCo, Inc.	592,192

		4,836,924

8	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Biotechnology — 0.5%

17,599	Amgen, Inc.	2,009,102

	Building Materials — 0.1%

4,480	Martin Marietta Materials, Inc.	447,731

	Chemicals — 0.9%

2,810	CF Industries Holdings, Inc.	654,843
40,600	Dow Chemical Co. (The)	1,802,640
6,030	LyondellBasell Industries NV Class A	484,088
3,077	PPG Industries, Inc.	583,584

		3,525,155

	Commercial Services — 2.0%

11,078	ADT Corp. (The)	448,327
28,464	H&R Block, Inc.	826,595
39,360	Hertz Global Holdings, Inc.*	1,126,483
20,965	McKesson Corp.	3,383,751
116,833	Western Union Co. (The)	2,015,369

		7,800,525

	Computers — 4.5%

5,720	Apple, Inc.	3,209,549
138,425	Brocade Communications Systems, Inc.*	1,227,830
39,870	EMC Corp.	1,002,731
29,575	NetApp, Inc.	1,216,715
122,433	Seagate Technology Plc	6,875,837
44,122	Western Digital Corp.	3,701,836

		17,234,498

	Cosmetics & Personal Care — 0.1%

25,810	Avon Products, Inc.	444,448

	Diversified Financial Services — 11.4%

50,122	Ameriprise Financial, Inc.	5,766,536
52,469	Berkshire Hathaway, Inc. Class B*	6,220,725
44,800	Blackstone Group (The), LP	1,411,200
154,778	Citigroup, Inc.	8,065,481
28,385	Discover Financial Services	1,588,141
16,435	Goldman Sachs Group, Inc. (The)	2,913,268
16,350	Invesco, Ltd.	595,140
186,482	JPMorgan Chase & Co.	10,905,467
56,800	KKR & Co., LP	1,382,512
38,110	Morgan Stanley	1,195,130
100,634	SLM Corp.	2,644,661
37,940	TD Ameritrade Holding Corp.	1,162,482

		43,850,743

See accompanying Notes to the Schedule of Investments.	9

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Electric — 1.2%

102,635	AES Corp.	1,489,234
27,305	FirstEnergy Corp.	900,519
10,380	NextEra Energy, Inc.	888,735
49,740	NRG Energy, Inc.	1,428,533

		4,707,021

	Electronics — 0.5%

12,890	Agilent Technologies, Inc.	737,179
9,520	Koninklijke Philips Electronics NV, ADR	351,954
13,732	TE Connectivity, Ltd.	756,771

		1,845,904

	Entertainment — 0.1%

6,075	Six Flags Entertainment Corp.	223,681

	Food — 1.4%

55,618	Koninklijke Ahold NV, Sponsored ADR	1,001,680
71,284	Kroger Co. (The)	2,817,857
42,265	Tyson Foods, Inc. Class A	1,414,187

		5,233,724

	Forest Products & Paper — 0.2%

14,350	International Paper Co.	703,580

	Hand & Machine Tools — 0.1%

4,217	Stanley Black & Decker, Inc.	340,270

	Health Care - Products — 1.5%

10,930	Baxter International, Inc.	760,182
1,738	Becton Dickinson and Co.	192,032
16,445	Covidien Plc	1,119,904
31,544	Johnson & Johnson	2,889,115
13,577	St. Jude Medical, Inc.	841,095

		5,802,328

	Health Care - Services — 1.3%

9,810	Aetna, Inc.	672,868
13,500	Humana, Inc.	1,393,470
10,715	Quest Diagnostics, Inc.	573,681
12,040	UnitedHealth Group, Inc.	906,612
16,000	WellPoint, Inc.	1,478,240

		5,024,871

	Insurance — 5.6%

24,740	ACE, Ltd.	2,561,332
30,445	Allstate Corp. (The)	1,660,470
24,180	American International Group, Inc.	1,234,389
4,815	Axis Capital Holdings, Ltd.	229,050

10	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

4,890	Chubb Corp. (The)	472,521
31,180	Cigna Corp.	2,727,626
27,360	Hartford Financial Services Group, Inc.	991,253
51,020	ING US, Inc.	1,793,353
24,500	Lincoln National Corp.	1,264,690
117,605	MetLife, Inc.	6,341,262
10,510	Prudential Financial, Inc.	969,232
5,795	Travelers Cos. (The), Inc.	524,679
7,672	Unum Group	269,134
12,075	Validus Holdings, Ltd.	486,502

		21,525,493

	Internet — 1.2%

15,200	Check Point Software Technologies, Ltd.*	980,704
670	Google, Inc. Class A*	750,876
21,440	IAC/InterActiveCorp	1,472,713
12,580	Symantec Corp.	296,636
30,313	Yahoo!, Inc.*	1,225,858

		4,726,787

	Iron & Steel — 0.4%

20,500	Reliance Steel & Aluminum Co.	1,554,720

	Leisure Time — 0.2%

23,650	Carnival Corp.	950,020

	Lodging — 0.1%

2,981	Wynn Resorts, Ltd.	578,940

	Machinery - Construction & Mining — 1.0%

22,200	Caterpillar, Inc.	2,015,982
28,400	Joy Global, Inc.‡	1,661,116

		3,677,098

	Machinery - Diversified — 1.4%

11,560	AGCO Corp.	684,236
15,110	Cummins, Inc.	2,130,057
33,761	Flowserve Corp.	2,661,380

		5,475,673

	Media — 7.1%

25,596	British Sky Broadcasting Group Plc, Sponsored ADR‡	1,439,263
10,810	CBS Corp. Class B	689,029
64,041	Comcast Corp. Class A	3,327,891
51,851	DIRECTV*	3,582,386
27,775	Gannett Co., Inc.	821,584
18,790	Liberty Global Plc Series C*	1,584,373
10,585	Liberty Media Corp. - Capital Series A*	1,550,173

See accompanying Notes to the Schedule of Investments.	11

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Media — continued

57,360	News Corp. Class A*	1,033,627
16,476	Time Warner Cable, Inc.	2,232,498
52,617	Time Warner, Inc.	3,668,457
19,170	Twenty-First Century Fox, Inc.	674,401
54,903	Viacom, Inc. Class B	4,795,228
26,190	Walt Disney Co. (The)	2,000,916

		27,399,826

	Mining — 0.2%

12,240	Vulcan Materials Co.	727,301

	Miscellaneous - Manufacturing — 3.0%

11,525	Dover Corp.	1,112,624
16,760	Eaton Corp. Plc	1,275,771
160,330	General Electric Co.	4,494,050
23,665	Honeywell International, Inc.	2,162,271
7,355	Parker Hannifin Corp.	946,147
6,670	Siemens AG, Sponsored ADR‡	923,862
15,203	Tyco International, Ltd.	623,931

		11,538,656

	Office & Business Equipment — 0.7%

211,765	Xerox Corp.	2,577,180

	Oil & Gas — 10.8%

4,440	Anadarko Petroleum Corp.	352,181
35,520	Apache Corp.	3,052,589
84,115	BP Plc, Sponsored ADR	4,088,830
20,750	Chevron Corp.	2,591,882
13,168	ConocoPhillips	930,319
43,395	ENI Spa, Sponsored ADR	2,104,224
4,424	EOG Resources, Inc.	742,524
77,405	Exxon Mobil Corp.	7,833,386
25,700	Hess Corp.	2,133,100
21,100	Marathon Oil Corp.	744,830
14,846	Marathon Petroleum Corp.	1,361,824
87,152	Occidental Petroleum Corp.	8,288,155
47,290	Phillips 66	3,647,478
20,660	Royal Dutch Shell Plc, ADR	1,472,438
45,685	Valero Energy Corp.	2,302,524

		41,646,284

	Oil & Gas Services — 1.1%

7,950	Cameron International Corp.*	473,264
47,819	Halliburton Co.	2,426,814
13,755	Schlumberger, Ltd.	1,239,463

		4,139,541

12	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 0.5%

22,555	Crown Holdings, Inc.*	1,005,276
8,500	Rock-Tenn Co. Class A	892,585

		1,897,861

	Pharmaceuticals — 7.9%

32,740	AbbVie, Inc.	1,728,999
35,308	AmerisourceBergen Corp.	2,482,506
37,647	AstraZeneca Plc, Sponsored ADR	2,235,102
21,350	Cardinal Health, Inc.	1,426,394
9,370	Eli Lilly & Co.	477,870
24,480	Express Scripts Holding Co.*	1,719,475
24,100	GlaxoSmithKline Plc, Sponsored ADR	1,286,699
100,930	Merck & Co., Inc.	5,051,547
14,788	Mylan, Inc.*	641,799
12,700	Novartis AG, ADR	1,020,826
22,870	Omnicare, Inc.	1,380,433
297,497	Pfizer, Inc.	9,112,333
34,090	Sanofi, ADR	1,828,247

		30,392,230

	REITS — 0.8%

14,515	American Capital Agency Corp. REIT	279,994
33,530	American Homes 4 Rent Class A REIT	543,186
14,670	Equity Residential REIT	760,933
55,700	Hatteras Financial Corp. REIT	910,138
67,600	Two Harbors Investment Corp. REIT	627,328

		3,121,579

	Retail — 5.5%

11,215	Bed Bath & Beyond, Inc.*	900,565
16,500	Best Buy Co., Inc.	658,020
59,965	CVS Caremark Corp.	4,291,695
11,700	Dillard’s, Inc. Class A	1,137,357
77,845	Kohl’s Corp.	4,417,704
55,357	Lowe’s Cos., Inc.	2,742,939
38,915	Macy’s, Inc.	2,078,061
20,936	O’Reilly Automotive, Inc.*	2,694,673
6,470	PVH Corp.	880,049
17,300	Wal-Mart Stores, Inc.	1,361,337

		21,162,400

	Semiconductors — 2.7%

192,897	Applied Materials, Inc.	3,412,348
5,495	Avago Technologies, Ltd.	290,631
8,112	Lam Research Corp.*	441,698
94,715	LSI Corp.	1,043,759
20,140	Micron Technology, Inc.*	438,246
64,574	NVIDIA Corp.	1,034,476

See accompanying Notes to the Schedule of Investments.	13

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — continued

96,095	ON Semiconductor Corp.*	791,823
43,740	Texas Instruments, Inc.	1,920,623
21,100	Xilinx, Inc.	968,912

		10,342,516

	Software — 2.2%

116,100	Activision Blizzard, Inc.	2,070,063
47,665	CA, Inc.	1,603,927
3,765	Global Payments, Inc.	244,687
116,690	Microsoft Corp.	4,367,707

		8,286,384

	Telecommunications — 4.9%

99,936	AT&T, Inc.	3,513,750
23,452	CenturyLink, Inc.	746,946
20,000	China Mobile, Ltd., Sponsored ADR‡	1,045,800
325,790	Cisco Systems, Inc.	7,313,986
37,906	Motorola Solutions, Inc.	2,558,655
45,089	Nippon Telegraph & Telephone Corp., ADR‡	1,219,207
70,598	Orange SA, Sponsored ADR	871,885
15,300	QUALCOMM, Inc.	1,136,025
13,965	Telefonica Brasil SA, ADR‡	268,407

		18,674,661

	Transportation — 0.8%

13,170	FedEx Corp.	1,893,451
14,095	Norfolk Southern Corp.	1,308,439

		3,201,890

	TOTAL COMMON STOCKS (COST $285,771,849)	383,088,912

	INVESTMENT COMPANY — 0.1%

	Unaffiliated Fund — 0.1%

5,140	iShares Russell 1000 Value Index Fund	483,982

	TOTAL INVESTMENT COMPANY (COST $482,004)	483,982

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.3%

	Bank Deposit — 0.6%

2,433,255	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/14	2,433,255

14	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value ($)		Description	Value ($)

		Securities Lending Collateral — 1.7%

6,384,742		State Street Navigator Securities Lending Prime Portfolio***	6,384,742

		TOTAL SHORT-TERM INVESTMENTS (COST $8,817,997)	8,817,997

		TOTAL INVESTMENTS — 102.0% (Cost $295,071,850)	392,390,891

		Other Assets and Liabilities (net) — (2.0)%	(7,684,338)

		NET ASSETS — 100.0%	$384,706,553

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.	15

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

A summary of outstanding financial instruments at December 31, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
01/09/14	JPY	Barclays Bank Plc	227,163,000	2,161,317	$132,553

Currency Abbreviations

JPY	Japanese Yen

16	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	99.6
Investment Company	0.1
Forward Foreign Currency Contracts	0.0
Short-Term Investments	2.3
Other Assets and Liabilities (net)	(2.0)

100.0%

See accompanying Notes to the Schedule of Investments.	17

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.8%

	Aerospace & Defense — 1.7%

32,670	BE Aerospace, Inc.*	2,843,270
15,520	TransDigm Group, Inc.	2,499,030
21,249	Triumph Group, Inc.	1,616,412

		6,958,712

	Apparel — 0.3%

65,599	Ascena Retail Group, Inc.*	1,388,075

	Auto Parts & Equipment — 0.9%

19,712	Dorman Products, Inc.*	1,105,252
17,250	Tenneco, Inc.*	975,832
18,270	WABCO Holdings, Inc.*	1,706,601

		3,787,685

	Banks — 1.4%

42,570	BankUnited, Inc.	1,401,404
41,360	Comerica, Inc.	1,966,255
51,900	First Republic Bank	2,716,965

		6,084,624

	Biotechnology — 0.4%

49,970	NPS Pharmaceuticals, Inc.*	1,517,089

	Building Materials — 0.7%

54,592	Boise Cascade Co.*	1,609,372
11,995	Martin Marietta Materials, Inc.	1,198,780

		2,808,152

	Chemicals — 3.5%

33,008	Axiall Corp.	1,565,900
13,220	Celanese Corp. Series A	731,198
24,650	Cytec Industries, Inc.	2,296,394
17,359	FMC Corp.	1,309,910
31,702	HB Fuller Co.	1,649,772
106,700	Huntsman Corp.	2,624,820
50,790	PolyOne Corp.	1,795,426
35,790	Rockwood Holdings, Inc.	2,574,017

		14,547,437

	Coal — 0.7%

72,320	Consol Energy, Inc.	2,751,053

	Commercial Services — 7.9%

58,099	Acacia Research Corp.‡	844,759
13,630	Alliance Data Systems Corp.*	3,583,736
25,595	Bright Horizons Family Solutions, Inc.*	940,360

18	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — continued

20,565	FleetCor Technologies, Inc.*	2,409,601
141,168	Heartland Payment Systems, Inc.	7,035,813
36,798	HMS Holdings Corp.*	836,419
25,036	Huron Consulting Group, Inc.*	1,570,258
156,225	K12, Inc.* ‡	3,397,894
154,150	Ritchie Bros Auctioneers, Inc.‡	3,534,659
39,430	Robert Half International, Inc.	1,655,666
131,130	Service Corp. International	2,377,387
70,170	Total System Services, Inc.	2,335,258
33,120	United Rentals, Inc.*	2,581,704

		33,103,514

	Computers — 3.6%

98,463	Cadence Design Systems, Inc.*	1,380,451
68,728	Fortinet, Inc.*	1,314,767
21,310	IHS, Inc. Class A*	2,550,807
145,140	j2 Global, Inc.‡	7,258,451
195,711	Logitech International SA	2,695,744

		15,200,220

	Distribution & Wholesale — 1.9%

34,577	Beacon Roofing Supply, Inc.*	1,392,762
54,280	LKQ Corp.*	1,785,812
8,655	MWI Veterinary Supply, Inc.*	1,476,456
36,120	WESCO International, Inc.*	3,289,448

		7,944,478

	Diversified Financial Services — 4.3%

36,165	Affiliated Managers Group, Inc.*	7,843,465
19,041	CBOE Holdings, Inc.	989,370
52,575	Ellie Mae, Inc.* ‡	1,412,690
23,814	Financial Engines, Inc.	1,654,597
32,008	Lazard, Ltd. Class A	1,450,603
54,050	Raymond James Financial, Inc.	2,820,869
32,540	WageWorks, Inc.*	1,934,178

		18,105,772

	Electrical Components & Equipment — 1.4%

18,418	Belden, Inc.	1,297,548
30,370	Generac Holdings, Inc.	1,720,157
25,390	Hubbell, Inc. Class B	2,764,971

		5,782,676

	Electronics — 1.4%

25,301	Coherent, Inc.*	1,882,142
79,370	Gentex Corp.	2,618,416
26,484	Woodward, Inc.	1,207,935

		5,708,493

See accompanying Notes to the Schedule of Investments.	19

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 0.3%

127,930	McDermott International, Inc.* ‡	1,171,839

	Entertainment — 1.0%

15,648	Bally Technologies, Inc.*	1,227,586
45,202	Cinemark Holdings, Inc.	1,506,583
40,523	Multimedia Games Holding Co., Inc.*	1,270,801

		4,004,970

	Environmental Control — 1.2%

31,041	Clean Harbors, Inc.*	1,861,218
68,159	Waste Connections, Inc.	2,973,777

		4,834,995

	Food — 0.4%

19,338	Hain Celestial Group (The), Inc.*	1,755,504

	Hand & Machine Tools — 0.5%

32,220	Lincoln Electric Holdings, Inc.	2,298,575

	Health Care - Products — 5.6%

150,766	ABIOMED, Inc.*	4,031,483
44,620	ArthroCare Corp.*	1,795,509
63,348	DexCom, Inc.*	2,243,152
98,547	Endologix, Inc.*	1,718,660
26,280	IDEXX Laboratories, Inc.*	2,795,403
67,579	Techne Corp.	6,397,704
42,202	Thoratec Corp.*	1,544,593
88,580	Wright Medical Group, Inc.*	2,720,292

		23,246,796

	Health Care - Services — 3.7%

55,321	Acadia Healthcare Co., Inc.*	2,618,343
67,050	Community Health Systems, Inc.*	2,633,054
24,280	Covance, Inc.*	2,138,097
43,280	Envision Healthcare Holdings, Inc.*	1,537,306
30,842	Magellan Health Services, Inc.*	1,847,744
12,550	Mettler-Toledo International, Inc.*	3,044,504
23,782	WellCare Health Plans, Inc.*	1,674,728

		15,493,776

	Home Builders — 0.7%

1,703	NVR, Inc.*	1,747,295
52,290	Taylor Morrison Home Corp. Class A*	1,173,910

		2,921,205

	Home Furnishings — 1.1%

38,637	Harman International Industries, Inc.	3,162,438
30,960	Tempur Sealy International, Inc.*	1,670,602

		4,833,040

20	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Household Products & Wares — 1.4%

48,750	Jarden Corp.*	2,990,812
44,400	Scotts Miracle-Gro Co. (The) Class A	2,762,568

		5,753,380

	Insurance — 0.8%

7,205	Everest Re Group, Ltd.	1,123,044
135,510	Genworth Financial, Inc. Class A*	2,104,470

		3,227,514

	Internet — 4.0%

49,985	CyrusOne, Inc.	1,116,165
32,240	FireEye, Inc.* ‡	1,405,986
38,062	HomeAway, Inc.*	1,555,975
151,984	NIC, Inc.	3,779,842
55,090	Pandora Media, Inc.*	1,465,394
63,750	TIBCO Software, Inc.*	1,433,100
100,950	VeriSign, Inc.*	6,034,791

		16,791,253

	Leisure Time — 1.2%

107,665	Interval Leisure Group, Inc.	3,326,848
11,204	Polaris Industries, Inc.	1,631,751

		4,958,599

	Lodging — 0.4%

23,185	Wyndham Worldwide Corp.	1,708,503

	Machinery - Construction & Mining — 0.4%

39,579	Terex Corp.	1,661,922

	Machinery - Diversified — 1.7%

78,075	Graco, Inc.	6,099,219
13,690	Wabtec Corp.	1,016,756

		7,115,975

	Media — 0.5%

35,640	Nexstar Broadcasting Group, Inc. Class A	1,986,217

	Metal Fabricate & Hardware — 0.5%

38,540	Timken Co. (The)	2,122,398

	Miscellaneous - Manufacturing — 0.8%

41,774	Hexcel Corp.*	1,866,880
33,290	Trimas Corp.*	1,327,938

		3,194,818

See accompanying Notes to the Schedule of Investments.	21

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — 3.9%

80,898	Bill Barrett Corp.* ‡	2,166,448
98,010	Denbury Resources, Inc.*	1,610,304
312,679	Magnum Hunter Resources Corp.* ‡	2,285,684
19,973	Oasis Petroleum, Inc.*	938,132
47,260	QEP Resources, Inc.	1,448,519
81,230	Rowan Cos. Plc Class A*	2,872,293
86,580	Tesoro Corp.	5,064,930

		16,386,310

	Oil & Gas Services — 1.5%

32,825	Core Laboratories NV	6,267,934

	Packaging & Containers — 1.4%

56,440	Berry Plastics Group, Inc.*	1,342,708
33,930	Crown Holdings, Inc.*	1,512,260
45,440	Packaging Corp. of America	2,875,443

		5,730,411

	Pharmaceuticals — 3.1%

127,649	ACADIA Pharmaceuticals, Inc.* ‡	3,189,949
86,800	Alkermes Plc*	3,529,288
50,420	Cubist Pharmaceuticals, Inc.*	3,472,425
19,260	Medivation, Inc.*	1,229,173
21,333	Sirona Dental Systems, Inc.*	1,497,577

		12,918,412

	Real Estate — 0.6%

24,800	Jones Lang Lasalle, Inc.	2,539,272

	REITS — 1.4%

178,400	CommonWealth REIT	4,158,504
66,900	Starwood Property Trust, Inc. REIT	1,853,130

		6,011,634

	Retail — 11.1%

78,710	Arcos Dorados Holdings, Inc.‡	953,965
22,200	Asbury Automotive Group, Inc.*	1,193,028
82,420	Best Buy Co., Inc.	3,286,910
43,960	Brinker International, Inc.	2,037,106
21,106	Childrens Place Retail Stores (The), Inc.*	1,202,409
24,086	Dick’s Sporting Goods, Inc.	1,399,397
76,700	DineEquity, Inc.	6,408,285
53,200	Dunkin’ Brands Group, Inc.	2,564,240
55,839	Francesca’s Holdings Corp.* ‡	1,027,996
21,310	GNC Holdings, Inc. Class A	1,245,570
27,582	Papa John’s International, Inc.	1,252,223
22,443	Red Robin Gourmet Burgers, Inc.*	1,650,458
11,610	Restoration Hardware Holdings, Inc.*	781,353

22	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

182,925	Sally Beauty Holdings, Inc.*	5,529,823
26,140	Signet Jewelers, Ltd.	2,057,218
24,430	Tractor Supply Co.	1,895,279
50,674	Ulta Salon Cosmetics & Fragrance, Inc.*	4,891,054
107,950	Urban Outfitters, Inc.*	4,004,945
50,469	Williams-Sonoma, Inc.	2,941,333

		46,322,592

	Semiconductors — 2.2%

128,603	Atmel Corp.*	1,006,961
14,850	Avago Technologies, Ltd.	785,417
62,070	Ceva, Inc.*	944,705
37,260	Mellanox Technologies, Ltd.* ‡	1,489,282
52,420	NXP Semiconductor NV*	2,407,651
29,844	Semtech Corp.*	754,456
38,160	Skyworks Solutions, Inc.*	1,089,850
53,740	Teradyne, Inc.*	946,899

		9,425,221

	Software — 11.3%

148,060	Allscripts Healthcare Solutions, Inc.*	2,289,008
16,225	athenahealth, Inc.* ‡	2,182,263
113,092	Blackbaud, Inc.	4,257,914
16,538	Commvault Systems, Inc.*	1,238,365
14,780	Concur Technologies, Inc.*	1,525,000
45,922	EPAM Systems, Inc.*	1,604,515
39,502	Imperva, Inc.*	1,901,231
32,532	Infoblox, Inc.*	1,074,207
72,337	Informatica Corp.*	3,001,985
139,992	Jive Software, Inc.* ‡	1,574,910
155,075	MSCI, Inc. Class A*	6,779,879
57,072	Proofpoint, Inc.*	1,893,078
139,484	QLIK Technologies, Inc.*	3,714,459
66,918	ServiceNow, Inc.*	3,748,077
44,229	SS&C Technologies Holdings, Inc.*	1,957,576
53,481	Synchronoss Technologies, Inc.*	1,661,655
254,425	VeriFone Systems, Inc.*	6,823,678

		47,227,800

	Telecommunications — 3.4%

94,330	Allot Communications, Ltd.* ‡	1,430,043
3,120	IPG Photonics Corp.* ‡	242,143
90,140	JDS Uniphase Corp.*	1,170,017
98,550	NeuStar, Inc. Class A*	4,913,703
70,975	SBA Communications Corp. Class A*	6,376,394

		14,132,300

See accompanying Notes to the Schedule of Investments.	23

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares		Description	Value ($)

		Transportation — 2.6%

108,325		Expeditors International of Washington, Inc.	4,793,381
32,748		Genesee & Wyoming, Inc. Class A*	3,145,446
21,380		Landstar System, Inc.	1,228,281
61,400		XPO Logistics, Inc.* ‡	1,614,206

			10,781,314

		TOTAL COMMON STOCKS (COST $321,631,217)	412,512,459

		WARRANTS — 0.0%

		Oil & Gas — 0.0%

27,862		Magnum Hunter Resources Corp., Strike Price $8.50, Expires 4/15/16‡ ****	—

		TOTAL WARRANTS (COST $—)	—

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 7.5%

		Bank Deposit — 1.2%

5,063,138		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/14	5,063,138

		Securities Lending Collateral — 6.3%

26,252,276		State Street Navigator Securities Lending Prime Portfolio***	26,252,276

		TOTAL SHORT-TERM INVESTMENTS (COST $31,315,414)	31,315,414

		TOTAL INVESTMENTS — 106.3% (Cost $352,946,631)	443,827,873

		Other Assets and Liabilities (net) — (6.3)%	(26,277,371)

		NET ASSETS — 100.0%	$417,550,502

		Notes to Schedule of Investments:

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2013 was $0.

24	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	98.8
Warrants	0.0
Short-Term Investments	7.5
Other Assets and Liabilities (net)	(6.3)

100.0%

See accompanying Notes to the Schedule of Investments.	25

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.2%

	Aerospace & Defense — 1.7%

20,725	AAR Corp.	580,507
8,942	Alliant Techsystems, Inc.	1,088,063
26,380	Astronics Corp.*	1,345,380
166,711	Orbital Sciences Corp.*	3,884,366

		6,898,316

	Airlines — 0.4%

180,672	JetBlue Airways Corp.* ‡	1,544,746

	Apparel — 1.6%

138,060	Ascena Retail Group, Inc.*	2,921,350
44,248	Guess?, Inc.	1,374,785
30,119	Hanesbrands, Inc.	2,116,462

		6,412,597

	Auto Parts & Equipment — 0.4%

18,648	Lear Corp.	1,509,929

	Banks — 5.4%

368,964	Huntington Bancshares, Inc.	3,560,503
88,105	KeyCorp	1,182,369
53,788	MB Financial, Inc.	1,726,057
61,506	PrivateBancorp, Inc.	1,779,369
26,834	Prosperity Bancshares, Inc.	1,701,007
394,536	Regions Financial Corp.	3,901,961
46,976	Texas Capital Bancshares, Inc.*	2,921,907
63,108	Webster Financial Corp.	1,967,707
115,505	Western Alliance Bancorp*	2,755,949

		21,496,829

	Biotechnology — 1.4%

120,015	Affymetrix, Inc.*	1,028,528
20,590	Bio-Rad Laboratories, Inc. Class A*	2,545,130
85,710	Myriad Genetics, Inc.* ‡	1,798,196

		5,371,854

	Building Materials — 0.7%

18,065	Drew Industries, Inc.	924,928
107,700	Louisiana-Pacific Corp.*	1,993,527

		2,918,455

	Chemicals — 2.3%

27,462	American Vanguard Corp.	667,052
103,300	Huntsman Corp.	2,541,180
45,624	Innophos Holdings, Inc.	2,217,326
53,638	Intrepid Potash, Inc.* ‡	849,626

26	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Chemicals — continued

70,141	Kraton Performance Polymers, Inc.*	1,616,750
17,658	Methanex Corp.	1,046,060

		8,937,994

	Coal — 0.9%

67,626	Cloud Peak Energy, Inc.*	1,217,268
115,044	Peabody Energy Corp.	2,246,809

		3,464,077

	Commercial Services — 6.0%

77,560	Aaron’s, Inc.	2,280,264
62,182	ABM Industries, Inc.	1,777,783
101,328	Convergys Corp.	2,132,954
48,660	Euronet Worldwide, Inc.*	2,328,381
65,249	Geo Group (The), Inc.	2,102,323
15,148	Heartland Payment Systems, Inc.	754,976
62,996	Insperity, Inc.	2,276,046
23,650	Korn/Ferry International*	617,738
41,627	Manpower, Inc.	3,574,094
72,546	Rent-A-Center, Inc.	2,418,684
42,150	RR Donnelley & Sons Co.	854,802
53,714	SP Plus Corp.*	1,398,713
31,190	Total System Services, Inc.	1,038,003

		23,554,761

	Computers — 1.4%

151,314	Brocade Communications Systems, Inc.*	1,342,155
16,555	DST Systems, Inc.	1,502,201
32,528	j2 Global, Inc.‡	1,626,725
51,290	Sykes Enterprises, Inc.*	1,118,635

		5,589,716

	Cosmetics & Personal Care — 1.8%

135,576	Elizabeth Arden, Inc.* ‡	4,806,169
61,209	Inter Parfums, Inc.	2,191,895

		6,998,064

	Distribution & Wholesale — 1.1%

67,120	Owens & Minor, Inc.‡	2,453,907
19,915	WESCO International, Inc.*	1,813,659

		4,267,566

	Diversified Financial Services — 2.2%

21,145	AerCap Holdings NV*	810,911
8,993	Blackhawk Network Holdings, Inc.*	227,163
54,709	Eaton Vance Corp.	2,340,998
10,914	Evercore Partners, Inc. Class A	652,439
27,450	Nationstar Mortgage Holdings, Inc.* ‡	1,014,552

See accompanying Notes to the Schedule of Investments.	27

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued

29,850	Outerwall, Inc.* ‡	2,008,009
23,100	Raymond James Financial, Inc.	1,205,589
9,840	Waddell & Reed Financial, Inc. Class A	640,781

		8,900,442

	Electric — 1.8%

76,700	AES Corp.	1,112,917
58,882	Ameren Corp.	2,129,173
39,719	Cleco Corp.	1,851,700
77,415	CMS Energy Corp.	2,072,399

		7,166,189

	Electrical Components & Equipment — 1.7%

18,041	Energizer Holdings, Inc.	1,952,758
16,350	EnerSys	1,145,972
46,452	Generac Holdings, Inc.	2,631,041
33,019	Universal Display Corp.* ‡	1,134,533

		6,864,304

	Electronics — 3.5%

12,950	Avnet, Inc.	571,225
58,190	Coherent, Inc.*	4,328,754
37,802	Cubic Corp.	1,990,653
12,865	Daktronics, Inc.	201,723
63,160	Dolby Laboratories, Inc. Class A* ‡	2,435,450
44,900	Orbotech, Ltd.*	607,048
83,099	Stoneridge, Inc.*	1,059,512
55,900	Woodward, Inc.	2,549,599

		13,743,964

	Energy - Alternate Sources — 0.3%

23,070	First Solar, Inc.*	1,260,545

	Engineering & Construction — 0.4%

167,236	McDermott International, Inc.* ‡	1,531,882

	Entertainment — 1.2%

24,335	Ascent Capital Group, Inc. Class A*	2,082,103
56,167	International Speedway Corp. Class A	1,993,367
14,780	Madison Square Garden, Inc.*	851,032

		4,926,502

	Food — 2.3%

2,250	Diamond Foods, Inc.*	58,140
12,555	Hormel Foods Corp.	567,109
24,401	Industrias Bachoco, S.A.B., Sponsored ADR‡	982,628
56,305	Pinnacle Foods, Inc.	1,546,135
261,823	SUPERVALU, Inc.* ‡	1,908,690

28	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Food — continued

48,423	TreeHouse Foods, Inc.*	3,337,313
26,969	Village Super Market, Inc. Class A	836,309

		9,236,324

	Forest Products & Paper — 2.7%

85,862	Clearwater Paper Corp.*	4,507,755
22,704	Deltic Timber Corp.	1,542,510
18,716	Domtar Corp.	1,765,668
98,763	Glatfelter	2,729,809

		10,545,742

	Gas — 0.6%

49,208	Atmos Energy Corp.	2,235,027

	Health Care - Products — 2.6%

189,300	Bruker Corp.*	3,742,461
11,082	Hill-Rom Holdings, Inc.	458,130
11,825	ICU Medical, Inc.*	753,371
285,056	Nordion, Inc.*	2,420,125
37,850	NuVasive, Inc.*	1,223,690
24,260	Orthofix International NV*	553,613
23,052	STERIS Corp.	1,107,649

		10,259,039

	Health Care - Services — 1.4%

26,991	Centene Corp.*	1,591,119
43,839	Ensign Group (The), Inc.	1,940,753
22,708	Universal Health Services, Inc. Class B	1,845,252

		5,377,124

	Home Furnishings — 1.4%

29,035	Harman International Industries, Inc.	2,376,515
123,692	TiVo, Inc.*	1,622,839
9,415	Whirlpool Corp.	1,476,837

		5,476,191

	Insurance — 8.1%

4,927	Alleghany Corp.*	1,970,603
76,675	Axis Capital Holdings, Ltd.	3,647,430
7,601	Everest Re Group, Ltd.	1,184,768
50,727	HCC Insurance Holdings, Inc.	2,340,544
101,889	ING US, Inc.	3,581,398
44,565	Lincoln National Corp.	2,300,445
12,642	Navigators Group, Inc.*	798,469
16,521	PartnerRe, Ltd.	1,741,809
57,811	Reinsurance Group of America, Inc.	4,475,149
22,895	Unum Group	803,156
51,054	Validus Holdings, Ltd.	2,056,966
7,348	White Mountains Insurance Group, Ltd.	4,431,432

See accompanying Notes to the Schedule of Investments.	29

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

59,148	Willis Group Holdings Plc	2,650,422

		31,982,591

	Internet — 1.2%

25,807	Blue Nile, Inc.* ‡	1,215,252
143,345	Orbitz Worldwide, Inc.*	1,029,217
81,000	Web.com Group, Inc.*	2,574,990

		4,819,459

	Investment Company — 0.4%

43,405	Capital Southwest Corp.	1,513,532

	Iron & Steel — 0.8%

4,000	Reliance Steel & Aluminum Co.	303,360
146,226	Steel Dynamics, Inc.	2,857,256

		3,160,616

	Lodging — 0.5%

76,009	MGM Resorts International*	1,787,732

	Machinery - Construction & Mining — 0.3%

23,828	Terex Corp.	1,000,538

	Machinery - Diversified — 0.5%

60,022	Albany International Corp. Class A	2,156,591

	Media — 0.5%

70,014	Gannett Co., Inc.	2,071,014

	Mining — 0.2%

187,931	AuRico Gold, Inc.	687,827

	Miscellaneous - Manufacturing — 2.9%

220,610	Griffon Corp.	2,914,258
543,762	Orkla ASA, Sponsored ADR	4,290,282
16,033	SPX Corp.	1,597,047
64,452	Trimas Corp.*	2,570,991

		11,372,578

	Office & Business Equipment — 0.4%

24,075	Avery Dennison Corp.	1,208,324
19,850	Pitney Bowes, Inc.	462,505

		1,670,829

	Oil & Gas — 5.2%

27,432	Bill Barrett Corp.* ‡	734,629
45,027	Carrizo Oil & Gas, Inc.*	2,015,859
28,899	Cimarex Energy Co.	3,031,794
60,807	Denbury Resources, Inc.*	999,059

30	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued

210,383	Miller Energy Resources, Inc.* ‡	1,481,096
17,500	Murphy USA, Inc.*	727,300
73,490	Newfield Exploration Co.*	1,810,059
101,214	Ocean Rig UDW, Inc.*	1,948,370
252,720	Parker Drilling Co.*	2,054,614
40,603	PBF Energy, Inc. Class A‡	1,277,370
77,576	Resolute Energy Corp.* ‡	700,511
91,350	Vaalco Energy, Inc.*	629,402
25,905	Whiting Petroleum Corp.*	1,602,742
81,024	WPX Energy, Inc.*	1,651,269

		20,664,074

	Oil & Gas Services — 1.0%

74,486	MRC Global, Inc.*	2,402,918
118,560	TETRA Technologies, Inc.*	1,465,402

		3,868,320

	Packaging & Containers — 1.0%

236,985	Graphic Packaging Holding Co.*	2,275,056
51,943	Owens-Illinois, Inc.*	1,858,521

		4,133,577

	Pharmaceuticals — 1.1%

19,800	Jazz Pharmaceuticals Plc*	2,505,888
31,606	Omnicare, Inc.	1,907,738

		4,413,626

	Pipelines — 0.7%

39,698	National Fuel Gas Co.	2,834,437

	Real Estate — 2.2%

49,358	CBRE Group, Inc.*	1,298,115
84,120	Forest City Enterprises, Inc. Class A*	1,606,692
199,513	Forestar Group, Inc.*	4,243,642
75,350	Hilltop Holdings, Inc.*	1,742,845

		8,891,294

	REITS — 3.3%

132,149	BioMed Realty Trust, Inc. REIT	2,394,540
169,975	Brandywine Realty Trust REIT	2,394,948
137,244	CBL & Associates Properties, Inc. REIT	2,464,902
66,159	DuPont Fabros Technology, Inc. REIT‡	1,634,789
31,856	Kilroy Realty Corp. REIT	1,598,534
79,365	Liberty Property Trust REIT	2,688,092

		13,175,805

	Retail — 4.9%

55,628	Abercrombie & Fitch Co. Class A‡	1,830,717
96,190	Big Lots, Inc.*	3,105,975

See accompanying Notes to the Schedule of Investments.	31

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

68,378	Bob Evans Farms, Inc.	3,459,243
34,520	CEC Entertainment, Inc.	1,528,546
25,570	Penske Automotive Group, Inc.	1,205,881
85,630	Pep Boys - Manny, Moe & Jack (The)*	1,039,548
115,990	Regis Corp.	1,683,015
339,431	Rite Aid Corp.*	1,717,521
62,430	Stage Stores, Inc.‡	1,387,195
37,720	Texas Roadhouse, Inc. Class A	1,048,616
174,638	Wendy’s Co. (The)‡	1,522,843

		19,529,100

	Savings & Loans — 0.3%

59,253	Dime Community Bancshares	1,002,561

	Semiconductors — 6.3%

164,340	International Rectifier Corp.*	4,284,344
45,603	Lam Research Corp.*	2,483,083
326,281	LSI Corp.	3,595,616
202,572	Microsemi Corp.*	5,054,171
59,504	MKS Instruments, Inc.	1,781,550
35,917	NXP Semiconductor NV*	1,649,668
166,365	PMC-Sierra, Inc.*	1,069,727
28,378	Skyworks Solutions, Inc.*	810,476
240,090	Teradyne, Inc.*	4,230,386

		24,959,021

	Shipbuilding — 0.1%

6,550	Huntington Ingalls Industries, Inc.	589,566

	Software — 1.0%

76,930	CSG Systems International, Inc.	2,261,742
24,436	Quality Systems, Inc.	514,622
70,882	Schawk, Inc.¤	1,054,016

		3,830,380

	Telecommunications — 2.7%

32,975	ARRIS Group, Inc.*	803,436
31,560	Atlantic Tele-Network, Inc.	1,785,349
105,971	Finisar Corp.*	2,534,826
64,285	NeuStar, Inc. Class A*	3,205,250
84,538	Telephone & Data Systems, Inc.	2,179,390

		10,508,251

	Textiles — 1.1%

11,278	Mohawk Industries, Inc.*	1,679,294
24,366	UniFirst Corp.	2,607,162

		4,286,456

32	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares		Description	Value ($)

		Transportation — 3.3%

190,906		Air Transport Services Group, Inc.*	1,544,430
64,339		Arkansas Best Corp.	2,166,938
39,802		Forward Air Corp.	1,747,706
77,870		Heartland Express, Inc.	1,527,809
52,797		Marten Transport, Ltd.	1,065,971
162,550		Safe Bulkers, Inc.	1,690,520
67,659		Swift Transportation Co.* ‡	1,502,706
65,520		Werner Enterprises, Inc.	1,620,310

			12,866,390

		Trucking & Leasing — 0.5%

71,402		Aircastle, Ltd.	1,368,062
3,037		Amerco, Inc.*	722,320

			2,090,382

		Water — 0.5%

86,402		PICO Holdings, Inc.*	1,996,750

		TOTAL COMMON STOCKS (COST $342,657,126)	388,351,476

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 7.1%

		Bank Deposit — 1.8%

7,248,684		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/14	7,248,684

		Securities Lending Collateral — 5.3%

21,062,410		State Street Navigator Securities Lending Prime Portfolio***	21,062,410

		TOTAL SHORT-TERM INVESTMENTS (COST $28,311,094)	28,311,094

		TOTAL INVESTMENTS — 105.3% (Cost $370,968,220)	416,662,570

		Other Assets and Liabilities (net) — (5.3)%	(20,999,527)

		NET ASSETS — 100.0%	$395,663,043

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	¤	Illiquid security. The total market value of the securities at period end is $1,054,016 which represents 0.3% of net assets. The aggregate tax cost of these securities held at December 31, 2013 was $898,857.

	***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.	33

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	98.2
Short-Term Investments	7.1
Other Assets and Liabilities (net)	(5.3)

100.0%

34	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.7%

	Australia — 2.6%

75,076	Austria & New Zealand Banking Group, Ltd.	2,164,783
213,042	Bendigo and Adelaide Bank, Ltd.	2,239,526
294,129	BGP Holdings Plc¤ ****	—
63,476	BHP Billiton, Ltd.	2,157,406
830,390	Brambles, Ltd.	6,797,609
220,448	carsales.com, Ltd.	2,009,710
302,505	Computershare, Ltd.	3,079,837
95,704	Crown Resorts, Ltd.	1,442,723
94,045	CSL, Ltd.	5,802,110
504,745	Downer EDI, Ltd.	2,194,630
73,948	Iress Market Technology, Ltd.	624,527
41,585	Macquarie Group, Ltd.	2,045,093
733,736	Metcash, Ltd.‡	2,074,340
214,634	Mineral Resources, Ltd.	2,279,304
150,300	Monadelphous Group, Ltd.‡	2,501,065
69,868	National Australia Bank, Ltd.	2,177,132
1,536,183	PanAust, Ltd.	2,480,694
247,207	Platinum Asset Management, Ltd.‡	1,523,818
76,405	Premier Investments, Ltd.	560,517
167,877	Recall Holdings, Ltd.*	609,776
519,319	Sigma Pharmaceuticals, Ltd.	301,995
101,590	Super Retail Group, Ltd.	1,207,894
44,061	Sydney Airport	149,793
181,997	West Australian Newspapers Holdings, Ltd.	382,635
61,226	Woodside Petroleum, Ltd.	2,130,779

	Total Australia	48,937,696

	Austria — 0.3%

3,504	Austriamicrosystems AG	425,515
18,077	CA Immobilien Anlagen AG*	320,830
48,650	OMV AG	2,332,226
50,508	Voestalpine AG	2,431,040

	Total Austria	5,509,611

	Belgium — 0.5%

84,605	Ageas	3,608,195
85,070	Belgacom SA‡	2,520,862
42,573	Delhaize Group	2,534,261
8,700	Delhaize Group SA, Sponsored ADR	516,954

	Total Belgium	9,180,272

	Bermuda — 1.1%

2,574,000	Biosensors International Group, Ltd.‡	1,702,273
315,792	BW Offshore, Ltd.	377,377
651,925	Catlin Group, Ltd.	6,267,949
1,791,215	Digital China Holdings, Ltd.	2,111,456
1,315,733	Esprit Holdings, Ltd.*	2,545,348

See accompanying Notes to the Schedule of Investments.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued

290,940	Hiscox, Ltd.	3,348,990
353,822	Hongkong Land Holdings, Ltd.	2,087,550
615,494	Yue Yuen Industrial Holdings	2,055,947

	Total Bermuda	20,496,890

	Brazil — 0.4%

121,055	Banco do Brasil SA	1,251,984
210,200	Banco Santander Brasil SA	1,245,564
133,800	Cia de Saneamento Basico do Estado de Sao Paulo	1,500,624
141,300	Light SA	1,324,809
102,400	Porto Seguro SA	1,291,258

	Total Brazil	6,614,239

	Cayman Islands — 0.6%

2,836,798	Dongyue Group	1,123,195
163,850	Tencent Holdings, Ltd.	10,439,065

	Total Cayman Islands	11,562,260

	China — 0.2%

1,495,327	China Communications Construction Co., Ltd. Class H	1,205,326
1,490,048	China Petroleum & Chemical Corp. Class H	1,216,444
1,100,272	PetroChina Co., Ltd. Class H	1,204,747

	Total China	3,626,517

	Denmark — 1.7%

13,457	Genmab AS*	526,936
382,059	GN Store Nord AS	9,399,579
53,114	Jyske Bank AS*	2,869,516
17,496	NKT Holding AS	864,766
5,500	Novo Nordisk AS, Sponsored ADR	1,016,180
84,712	Pandora AS	4,600,086
52,285	Sydbank AS*	1,390,636
909,564	TDC AS	8,836,753
109,702	Vestas Wind Systems AS*	3,246,017

	Total Denmark	32,750,469

	Finland — 1.5%

83,408	Elisa OYJ‡	2,213,591
90,135	Fortum OYJ	2,065,471
1,269,406	Nokia OYJ*	10,180,212
78,179	Orion OYJ Class B	2,199,779
226,726	Outotec OYJ‡	2,377,493
66,629	Sampo OYJ Class A	3,279,503
56,977	Sponda OYJ	268,509
218,043	Stora Enso OYJ	2,191,799
97,597	Tieto OYJ	2,210,913
133,786	UPM-Kymmene OYJ‡	2,263,822

	Total Finland	29,251,092

36	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	France — 10.0%

256,224	Accor SA	12,110,086
1,168,100	Alcatel-Lucent* ‡	5,244,021
466,636	Alcatel-Lucent, Sponsored ADR	2,053,198
190,517	AXA SA	5,305,586
225,318	BNP Paribas	17,588,512
316,424	Carrefour SA	12,561,629
21,536	Cie Generale des Etablissements Michelin	2,292,434
171,946	CNP Assurances	3,530,300
376,745	Credit Agricole SA*	4,830,557
212,581	Danone SA	15,325,882
60,057	Electricite de France	2,125,575
13,330	Euler Hermes SA	1,838,644
134,752	European Aeronautic Defence and Space Co. NV	10,362,882
47,897	Faurecia*	1,828,520
189,857	France Telecom SA	2,354,520
23,143	Iliad SA	4,748,404
29,189	Ingenico‡	2,344,078
89,794	Legrand SA	4,956,688
143,352	Metropole Television SA	3,288,905
247,433	Natixis	1,457,221
82,152	Neopost SA‡	6,341,537
18,134	Nexans SA	920,173
159,033	Orange SA, Sponsored ADR	1,964,058
8,687	Plastic Omnium SA	242,996
86,008	Publicis Groupe SA	7,882,411
19,706	Renault SA	1,587,144
426,333	Rexel SA	11,205,901
35,494	Safran SA	2,470,391
116,280	Sanofi, ADR	6,236,096
98,292	Sanofi-Aventis	10,445,242
27,898	Schneider Electric SA	2,437,225
52,201	SCOR SE	1,910,830
134,333	Societe Generale	7,815,095
176,954	Technicolor*	938,760
24,555	Teleperformance	1,498,746
40,697	Thales SA	2,624,470
38,863	Total SA	2,384,637
140,099	UBISOFT Entertainment*	1,984,547
25,791	Valeo SA	2,858,377
17,657	Vinci SA	1,161,049
6,605	Wendel SA	964,289

	Total France	192,021,616

	Germany — 7.5%

46,179	Aareal Bank AG*	1,831,657
76,608	Allianz AG	13,760,001
39,712	Aurubis AG	2,424,146
22,916	BASF SE	2,446,909
159,119	Bayer AG	22,353,348

See accompanying Notes to the Schedule of Investments.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

21,052	Bayerische Motoren Werke AG	2,472,112
6,721	Bechtle AG	458,105
5,643	Bertrandt AG	863,110
18,082	Brenntag AG	3,357,442
107,079	Commerzbank AG*	1,727,804
64,492	Continental AG	14,165,355
28,753	DaimlerChrysler AG	2,492,109
77,871	Deutsche Annington Immobilien SE*	1,931,442
90,136	Deutsche Post AG	3,291,376
372,613	Deutsche Telekom AG	6,382,083
214,167	Deutsche Wohnen AG	4,141,887
153,158	Deutsche Wohnen AG - New*	2,848,036
30,167	Deutz AG*	269,572
79,947	DIC Asset AG	736,990
8,802	DMG MORI SEIKI AG	280,780
51,389	Drillisch AG	1,487,040
40,454	Duerr AG	3,612,741
252,355	E.ON AG	4,664,831
9,297	ElringKlinger AG	378,815
13,614	Grammer AG	650,107
13,856	Hannover Rueckversicherung AG	1,191,013
72,307	Kloeckner & Co. SE*	991,571
23,399	KUKA AG	1,097,862
780	LEG Immobilien AG*	46,163
58,450	Leoni AG	4,375,801
25,678	Muenchener Rueckver AG	5,666,585
44,009	Nordex SE*	582,286
788,368	Premiere AG*	8,690,650
33,519	ProSiebenSat.1 Media AG	1,662,750
58,736	QSC AG	347,617
72,737	Rheinmetall AG	4,494,721
12,124	Software AG	424,339
19,339	Stada Arzneimittel AG	957,335
92,398	Suedzucker AG‡	2,498,014
84,934	Symrise AG	3,920,665
196,193	TAG Immobilien AG‡	2,373,621
70,048	Talanx AG*	2,379,282
89,265	TUI AG* ‡	1,472,957
26,297	Wincor Nixdorf AG	1,825,204

	Total Germany	144,026,234

	Greece — 0.3%

187,407	Hellenic Telecommunications Organization SA*	2,497,155
65,793	OPAP SA	876,677
106,291	Public Power Corp. SA	1,581,807

	Total Greece	4,955,639

	Hong Kong — 1.0%

353,830	China Unicom Hong Kong, Ltd.	528,435

38	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

262,000	CLP Holdings, Ltd.	2,071,333
454,898	Hutchison Whampoa, Ltd.	6,189,488
1,619,820	New World Development, Ltd.	2,051,476
4,950,178	PCCW, Ltd.	2,215,330
3,560,000	Shougang Fushan Resources Group, Ltd.	1,244,250
168,000	Sun Hung Kai Properties, Ltd.	2,132,026
175,858	Swire Pacific, Ltd. Class A	2,067,317

	Total Hong Kong	18,499,655

	India — 0.9%

273,701	Tata Consultancy Services, Ltd.	9,620,797
1,340,907	Tata Motors, Ltd.	8,161,854

	Total India	17,782,651

	Indonesia — 0.2%

2,303,500	Astra International Tbk PT	1,287,083
7,075,000	Telekomunikasi Indonesia Persero Tbk PT	1,249,897
812,296	United Tractors Tbk PT	1,268,170

	Total Indonesia	3,805,150

	Ireland — 0.2%

12,414,534	Governor & Co. of the Bank of Ireland (The)*	4,310,863

	Italy — 3.0%

2,970,518	A2A Spa	3,481,287
36,649	Azimut Holding Spa	1,001,424
66,457	Banca Generali Spa	2,061,339
191,601	Banca Popolare dell’Emilia Romagna Scarl*	1,832,275
3,153,496	Banca Popolare di Milano Scarl* ‡	1,955,411
1,501,499	Banco Popolare SC*	2,884,172
617,294	Beni Stabili Spa REIT‡	416,794
605,647	Enel Spa	2,648,865
98,588	ENI Spa	2,376,004
29,857	Exor Spa	1,189,399
1,054,313	Intesa Sanpaolo Spa	2,606,305
250,016	Mediobanca Spa*	2,191,080
298,427	Mediolanum Spa	2,590,669
167,158	Pirelli & C. Spa	2,897,618
554,600	Prada Spa	4,917,459
176,991	Recordati Spa	2,551,034
10,847	Societa Cattolica di Assicurazioni SCRL	292,954
91,992	Societa Iniziative Autostradali e Servizi Spa	914,576
4,024,536	Telecom Italia Spa	3,998,383
4,132,816	Telecom Italia Spa-RNC	3,240,348
1,547,478	UniCredit Spa	11,472,024

	Total Italy	57,519,420

See accompanying Notes to the Schedule of Investments.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Japan — 23.1%

34,800	Aeon Credit Service Co., Ltd.‡	933,695
115,400	Aisin Seiki Co., Ltd.	4,688,245
63,400	Alpine Electronics, Inc.	888,523
191,100	Alps Electric Co., Ltd.*	2,172,727
103,000	Amada Co., Ltd.	908,434
44,900	Amano Corp.	412,240
275,000	Asahi Glass Co., Ltd.‡	1,711,146
305,000	Asahi Kasei Corp.	2,391,133
61,500	Astellas Pharma, Inc.	3,645,355
134,800	Bridgestone Corp.‡	5,104,457
61,500	Brother Industries, Ltd.‡	840,831
184,000	Calsonic Kansei Corp.	950,592
113,700	Canon, Inc.‡	3,602,312
203,000	Central Glass Co., Ltd.	675,991
11,600	Central Japan Railway Co.	1,366,329
211,294	Chiba Bank, Ltd. (The)	1,425,312
23,400	Chugai Pharmaceutical Co., Ltd.‡	517,625
205,900	Citizen Holdings Co., Ltd.	1,735,668
40,000	CKD Corp.	434,232
25,100	Coca-Cola Central Co., Ltd.	522,036
93,400	COMSYS Holdings Corp.	1,468,025
67,000	Dai Nippon Printing Co., Ltd.	711,403
241,500	Dai-ichi Life Insurance Co., Ltd. (The)	4,037,063
67,000	Daicel Corp.	545,664
78,400	Daihatsu Motor Co., Ltd.	1,329,231
70,600	Daiichi Sanyko Co., Ltd.	1,291,697
240,660	Daikin Industries, Ltd.	14,997,602
338,246	Daiwa Securities Group, Inc.	3,379,081
94,400	Denso Corp.	4,984,730
394,000	DIC Corp.	1,199,562
44,700	Disco Corp.‡	2,968,517
84,700	DMG Mori Seiki Co., Ltd.	1,524,689
22,100	East Japan Railway Co.	1,762,028
142,000	Ebara Corp.	913,296
15,600	Eizo Corp.	398,664
8,800	Exedy Corp.	257,457
17,600	Fanuc, Ltd.	3,223,443
218,000	Fuji Electric Holdings Co., Ltd.	1,020,465
124,000	Fuji Heavy Industries, Ltd.	3,557,014
185,000	Fuji Media Holdings, Inc.	3,784,311
255,700	FUJIFILM Holdings Corp.	7,252,193
394,000	Fujikura, Ltd.	1,848,076
145,000	Fujitsu General, Ltd.	1,547,881
375,000	Fujitsu, Ltd.*	1,940,916
482,000	Fukuoka Financial Group, Inc.	2,114,095
61,997	Glory, Ltd.	1,607,362
207,294	Hachijuni Bank, Ltd. (The)	1,208,993
249,000	Hankyu Hanshin Holdings, Inc.	1,345,626
54,000	Hanwa Co., Ltd.	289,254

40	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

213,000	Hino Motors, Ltd.	3,347,852
27,400	Hirose Electric Co., Ltd.	3,905,162
62,200	Hitachi Capital Corp.	1,813,834
86,900	Hitachi Chemical Co., Ltd.	1,386,531
30,600	Hitachi Construction Machinery Co., Ltd.‡	653,604
31,300	Hitachi High-Technologies Corp.	786,483
59,500	Hitachi Koki Co., Ltd.‡	436,464
551,000	Hitachi, Ltd.	4,172,932
126,579	Ibiden Co., Ltd.	2,367,673
320,000	IHI Corp.	1,382,237
199,300	Inpex Holdings, Inc.	2,556,076
180,000	Isuzu Motors, Ltd.	1,120,023
43,700	Ito En, Ltd.	915,120
263,600	Itochu Corp.	3,257,851
17,800	Jafco Co., Ltd.	968,707
26,600	Japan Airlines Co., Ltd.	1,313,487
87,000	Japan Aviation Electronics Industry, Ltd.	1,119,109
273,700	Japan Tobacco, Inc.	8,905,894
60,900	JFE Holdings, Inc.	1,449,710
297,714	Joyo Bank, Ltd. (The)	1,521,073
39,400	JTEKT Corp.	671,005
636,200	JX Holdings, Inc.	3,274,670
104,000	Kandenko Co., Ltd.	586,766
213,600	Kaneka Corp.	1,402,255
378,208	Kao Corp.	11,910,646
274,000	Kawasaki Heavy Industries, Ltd.	1,149,650
420,000	Kawasaki Kisen Kaisha, Ltd.	1,062,937
272,900	KDDI Corp.	16,799,039
24,800	Keyence Corp.	10,617,953
51,500	Kobayashi Pharmaceutical Co., Ltd.‡	2,876,219
442,300	Konica Minolta Holdings, Inc.	4,414,373
58,586	Kose Corp.	1,861,731
642,000	Kubota Corp.	10,622,121
65,573	Lawson, Inc.‡	4,909,943
26,000	Lion Corp.‡	145,207
57,000	Makino Milling Machine Co., Ltd.	491,337
518,000	Marubeni Corp.	3,725,874
276,000	Maruha Nichiro Holdings, Inc.	480,548
320,800	Matsushita Electric Industrial Co., Ltd.	3,735,876
523,000	Mazda Motor Corp.*	2,706,931
49,900	Medipal Holdings Corp.	658,972
143,000	Minebea Co., Ltd.	1,046,259
195,000	Mitsubishi Chemical Holdings Corp.	901,670
96,900	Mitsubishi Co.	1,859,543
195,000	Mitsubishi Electric Corp.	2,448,980
556,000	Mitsubishi Heavy Industries, Ltd.	3,443,756
624,000	Mitsubishi Materials Corp.	2,303,525
100,100	Mitsubishi Tanabe Pharma Corp.	1,396,190
71,700	Mitsubishi UFJ Lease & Finance Co., Ltd.	440,003

See accompanying Notes to the Schedule of Investments.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

165,800	Mitsui & Co., Ltd.	2,310,994
557,000	Mitsui Chemicals, Inc.	1,346,063
577,000	Mitsui Engineering & Shipbuilding Co., Ltd.	1,191,275
40,400	Mitsumi Electric Co., Ltd.*	337,099
667,400	Mizuho Financial Group, Inc.‡	1,447,764
21,000	Modec, Inc.‡	603,397
260,000	Morinaga Milk Industry Co., Ltd.	771,800
52,200	MS&AD Insurance Group Holdings	1,401,536
22,600	Murata Manufacturing Co., Ltd.	2,008,316
504,000	NEC Corp.‡	1,136,464
38,000	NGK Insulators, Ltd.	722,363
123,900	NHK Spring Co., Ltd.	1,398,082
75,700	Nidec Corp.‡	7,418,391
48,300	Nihon Kohden Corp.	1,686,513
16,300	Nintendo Co., Ltd.	2,172,713
108,000	Nippon Electric Glass Co., Ltd.	567,204
117,000	Nippon Express Co., Ltd.	566,605
41,000	Nippon Konpo Unyu Soko Co., Ltd.	737,653
29,100	Nippon Paper Industries Co., Ltd.‡	540,996
27,000	Nippon Telegraph & Telephone Corp.	1,453,975
187,600	Nippon Television Network Corp.	3,389,491
440,000	Nippon Yusen KK‡	1,406,593
102,000	Nishimatsu Construction Co., Ltd.	324,133
77,900	Nissan Chemical Industries, Ltd.	1,237,002
68,200	Nisshin Steel Holdings Co., Ltd.	816,934
92,000	Nisshinbo Holdings, Inc.	884,944
23,200	Nissin Kogyo Co., Ltd.	491,790
16,200	Nitto Denko Corp.	683,574
94,000	NKSJ Holdings, Inc.	2,615,061
295,900	Nomura Holdings, Inc.	2,277,562
64,883	Nomura Holdings, Inc., ADR	504,141
177,241	Nomura Research Institute, Ltd.	5,590,161
444,641	North Pacific Bank, Ltd.	1,810,631
154,000	NTN Corp.*	698,901
244,700	NTT DoCoMo, Inc.	4,016,055
115,100	Obic Co., Ltd.	3,400,271
20,200	Omron Corp.	892,717
1,001,700	Orix Corp.	17,602,777
132,700	Otsuka Holdings Co., Ltd.	3,838,143
8,700	Pola Orbis Holdings, Inc.	310,818
192,000	Press Kogyo Co., Ltd.	796,461
629,990	Rakuten, Inc.‡	9,374,477
120,000	Ricoh Company, Ltd.	1,276,438
20,900	Rohm Co., Ltd.	1,018,106
50,000	Sanken Electric Co., Ltd.	368,679
23,634	Sankyo Co., Ltd.	1,090,575
65,733	Santen Pharmaceutical Co., Ltd.	3,067,603
46,600	Seiko Epson Corp.	1,252,509
101,000	Sekisui House, Ltd.	1,412,587

42	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

125,200	Shinko Electric Industries Co., Ltd.‡	1,038,717
103,100	Shionogi & Co., Ltd.	2,236,506
130,400	Showa Corp.	2,101,685
126,900	Showa Shell Sekiyu KK‡	1,289,465
125,000	SKY Perfect JSAT Holdings, Inc.	676,704
7,500	SMC Corp.	1,890,966
79,900	Sodick Co., Ltd.	355,010
59,936	Sony Corp., Sponsored ADR	1,036,293
54,900	Sony Corp.‡	953,783
224,300	Sony Financial Holdings, Inc.	4,084,584
25,700	Star Micronics Co., Ltd.	299,778
406,000	Sumitomo Chemical Co., Ltd.	1,591,475
250,400	Sumitomo Corp.	3,147,123
202,800	Sumitomo Electric Industries, Ltd.	3,384,341
93,300	Sumitomo Forestry Co., Ltd.	1,087,413
128,241	Sumitomo Mitsui Financial Group	6,613,065
50,800	Suzuki Motor Corp.	1,366,846
268,100	T&D Holdings, Inc.	3,747,100
27,700	Takeda Pharmaceutical Co., Ltd.	1,271,609
40,300	TDK Corp.	1,932,468
29,500	Terumo Corp.	1,423,006
312,000	Toagosei Co., Ltd.‡	1,335,807
45,500	Tokai Rika Co., Ltd.	905,628
57,800	Tokio Marine Holdings, Inc.	1,932,991
23,500	Tokyo Electron, Ltd.	1,287,855
28,319	Tokyo Electron, Ltd., Sponsored ADR	391,652
37,700	Tokyo Ohka Kogyo Co., Ltd.	806,691
11,400	Tokyo Seimitsu Co., Ltd.	240,029
179,000	Toppan Printing Co., Ltd.	1,432,272
139,000	Tosoh Corp.	646,696
34,000	TOTO, Ltd.‡	539,251
318,000	Toyo Ink SC Holdings Co., Ltd.	1,570,258
105,000	Toyo Tire & Rubber Co., Ltd.	598,402
24,300	Toyoda Gosei Co., Ltd.	565,740
55,000	Toyota Industries Corp.	2,482,993
159,400	Toyota Motor Corp.	9,736,435
29,210	Toyota Motor Corp., Sponsored ADR	3,561,283
25,500	TS Tech Co., Ltd.	860,069
39,000	Tsubakimoto Chain Co.	297,588
21,900	TV Asahi Corp.	485,903
119,600	Unicharm Corp.	6,827,458
139,300	Ushio, Inc.	1,850,176
234,670	USS Co., Ltd.	3,224,047
69,200	Yamaha Corp.	1,098,852
54,300	Yamaha Motor Co., Ltd.	814,720
379,462	Yamato Holdings Co., Ltd.	7,675,527

	Total Japan	443,723,619

See accompanying Notes to the Schedule of Investments.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Luxembourg — 0.1%

42,771	Gagfah SA*	630,618
18,868	SAF-Holland SA*	280,921

	Total Luxembourg	911,539

	Malaysia — 0.2%

911,400	Genting Malaysia Bhd	1,218,724
582,400	Petronas Chemicals Group Bhd	1,230,410
414,200	Sime Darby Bhd	1,203,842

	Total Malaysia	3,652,976

	Malta — 0.1%

26,735	Unibet Group Plc, ADR	1,292,501

	Mexico — 0.1%

1,153,200	America Movil SAB de CV Series L	1,337,475

	Netherlands — 4.0%

528,727	Aegon NV	4,999,373
98,006	Aegon NV, ADR	929,097
157,929	Akzo Nobel NV	12,260,609
32,338	ASM International NV	1,067,215
80,586	ASML Holding NV	7,555,396
80,215	BinckBank NV	851,982
137,971	Delta Lloyd NV	3,429,712
10,153	Eurocommercial Properties NV REIT	431,741
38,073	Heineken Holding NV	2,412,496
125,422	Heineken NV	8,482,260
1,416,614	ING Groep NV, ADR*	19,715,428
49,840	Koninklijke Boskalis Westminster NV	2,637,540
5,139	Randstad Holding NV	333,882
380,938	TNT NV*	2,178,390
129,742	TomTom NV*	920,885
25,891	USG People NV	345,634
196,540	Yandex NV Class A*	8,480,701

	Total Netherlands	77,032,341

	New Zealand — 0.4%

334,864	Fisher & Paykel Healthcare Corp., Ltd.	1,061,098
251,223	Ryman Healthcare, Ltd.‡	1,623,137
166,362	Sky City Entertainment Group, Ltd.‡	510,727
605,423	Sky Network Television, Ltd.‡	2,910,034
141,578	Trade Me, Ltd.	473,095

	Total New Zealand	6,578,091

	Norway — 1.4%

15,305	Aker ASA	560,045
598,384	DnB NOR ASA	10,701,544
71,550	Fred Olsen Energy ASA	2,911,840

44	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

188,218	Petroleum Geo-Services ASA	2,216,665
2,580,761	REC Silicon ASA*	1,038,796
91,036	SpareBank 1 SMN	825,302
90,561	Statoil ASA	2,194,296
321,797	Storebrand ASA*	2,010,287
117,674	TGS Nopec Geophysical Co. ASA‡	3,118,913
47,958	Yara International ASA	2,063,186

	Total Norway	27,640,874

	Portugal — 0.0%

388,449	Sonae	561,491

	Russia — 0.4%

119,742	Magnit OJSC, GDR	7,926,920

	Singapore — 0.5%

157,000	DBS Group Holdings, Ltd.	2,126,327
502,000	SembCorp Industries, Ltd.	2,182,782
437,000	UOL Group, Ltd.	2,142,428
191,230	Venture Corp., Ltd.	1,163,192
2,491,243	Yangzijiang Shipbuilding Holdings, Ltd.‡	2,338,130

	Total Singapore	9,952,859

	South Africa — 0.2%

32,438	Kumba Iron Ore, Ltd.‡	1,373,398
64,240	MTN Group, Ltd.	1,331,077
26,072	Sasol, Ltd.	1,280,730

	Total South Africa	3,985,205

	South Korea — 0.4%

14,023	Daelim Industrial Co., Ltd.	1,250,357
5,713	Hyundai Motor Co.	1,280,262
23,239	Kia Motors Corp.	1,235,332
921	Samsung Electronics Co., Ltd.	1,197,339
6,997	Samsung SDI Co., Ltd.	1,074,065
7,149	SK Holdings Co., Ltd.	1,293,845

	Total South Korea	7,331,200

	Spain — 2.2%

24,220	Acciona SA‡	1,393,863
27,998	Almirall SA	456,785
304,304	Amadeus IT Holding SA	13,042,810
4,335	Construcciones y Auxiliar de Ferrocarriles SA	2,295,582
347,049	Duro Felguera SA	2,343,258
85,551	Endesa SA* ‡	2,746,720
130,790	Gamesa Corp. Tecnologica SA*	1,366,083
77,622	Gas Natural SDG SA	1,999,602
63,403	Gestevision Telecinco SA*	732,915

See accompanying Notes to the Schedule of Investments.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Spain — continued

30,883	Grifols SA	1,479,432
377,049	Iberdrola SA	2,408,135
141,832	Indra Sistemas SA‡	2,375,541
65,536	International Consolidated Airlines Group SA (Barcelona Exchange)*	436,987
1,132,981	International Consolidated Airlines Group SA (London Exchange)*	7,532,265
90,259	Repsol VPF SA‡	2,278,501

	Total Spain	42,888,479

	Sweden — 4.3%

58,026	Assa Abloy AB	3,069,977
17,343	Axis Communications AB‡	604,329
90,592	Hennes & Mauritz AB Class B	4,177,958
29,697	Hexagon AB	940,024
60,675	Holmen AB	2,209,679
111,623	Hufvudstaden AB	1,497,263
23,321	ICA Gruppen AB*	729,848
30,754	Intrum Justitia AB	861,913
29,445	Investment AB Oresund*	601,728
57,192	Investor AB Class B	1,970,633
77,837	JM AB	2,199,641
42,437	NCC AB	1,386,903
27,785	Nobia AB	235,774
418,718	Nordea Bank AB	5,649,101
110,740	Peab AB	678,482
149,500	Saab AB	4,015,313
229,369	SAS AB*	589,261
264,689	Skandinaviska Enskilda Banken AB	3,494,788
432,297	Svenska Cellulosa AB Class B	13,327,127
41,282	Svenska Handelsbanken AB Series A	2,031,126
42,316	Swedbank AB	1,192,538
41,410	Swedish Orphan Biovitrum AB*	430,374
1,800,126	Telefonaktiebolaget LM Ericsson	22,001,976
201,520	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	2,466,605
640,421	TeliaSonera AB	5,339,667
62,018	Trelleborg AB Class B	1,235,030

	Total Sweden	82,937,058

	Switzerland — 6.6%

83,123	ABB, Ltd.*	2,194,556
25,494	Actelion, Ltd.*	2,159,974
63,830	Aryzta AG*	4,909,172
12,028	Ascom Holding AG*	202,867
17,727	Baloise-Holding AG	2,264,336
13,297	Basilea Pharmaceutica*	1,575,874
11,091	Bucher Industries AG	3,229,965
5,241	Flughafen Zuerich AG	3,073,235
1,340	Galenica AG	1,353,033
85,350	GAM Holding AG*	1,665,061
16,540	Geberit AG	5,030,719

46	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

2,945	Georg Fischer AG*	2,077,908
3,820	Givaudan SA*	5,472,176
8,777	Helvetia Holding AG	4,416,380
50,039	Julius Baer Group, Ltd.*	2,410,379
184,137	Nestle SA	13,520,151
78,641	Nobel Biocare Holding AG* ‡	1,229,111
247,950	Novartis AG	19,850,497
71,683	OC Oerlikon Corp. AG Class R*	1,076,031
2,062	Panalpina Welttransport Holding AG	346,623
2,212	Rieter Holding AG*	522,563
97,044	Roche Holding AG	27,192,179
23,019	Roche Holding AG, Sponsored ADR	1,615,934
11,702	Schindler Holding AG	1,727,635
13,901	Swiss Life Holding*	2,894,772
56,174	Swiss Re, Ltd.*	5,182,523
4,743	Swisscom AG	2,511,361
9,908	Temenos Group AG*	280,746
2,607	U-Blox AG*	281,850
6,125	Valiant Holding AG	549,931
21,348	Vontobel Holding AG	886,950
18,996	Zurich Insurance Group AG	5,521,410

	Total Switzerland	127,225,902

	Taiwan — 0.5%

586,696	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	10,231,978

	Thailand — 0.1%

218,900	PTT Exploration & Production PCL	1,109,155
15,800	PTT Exploration & Production PCL (Public Co.)	80,058
514,600	PTT Global Chemical PCL	1,237,170

	Total Thailand	2,426,383

	United Kingdom — 18.1%

338,113	Aberdeen Asset Management Plc	2,799,996
21,513	Admiral Group Plc	466,765
187,476	Amlin Plc	1,424,916
173,763	Antofagasta Plc	2,371,429
350,095	Ashmore Group Plc‡	2,326,916
1,166,242	Ashtead Group Plc	14,680,061
193,887	Associated British Foods Plc	7,851,509
143,972	AstraZeneca Plc, Sponsored ADR	8,547,618
18,613	AstraZeneca Plc	1,101,938
152,169	BAE Systems Plc	1,096,329
708,191	Barratt Developments Plc	4,093,563
103,000	BBA Aviation Plc	546,923
158,863	Bellway Plc	4,130,932
47,243	Berendsen Plc	732,775
288,224	BG Group Plc	6,193,884
52,026	Bodycote Plc	577,326

See accompanying Notes to the Schedule of Investments.	47

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

558,639	BP Plc	4,515,659
151,898	British American Tobacco Plc	8,146,189
1,433,706	BT Group Plc	9,009,134
32,771	BT Group Plc, Sponsored ADR	2,068,833
78,628	BTG Plc*	748,157
277,816	Bunzl Plc	6,671,920
508,313	Cairn Energy Plc*	2,271,427
132,631	Capita Group Plc	2,280,174
407,123	Centrica Plc	2,344,531
1,525,326	Cobham Plc	6,934,747
805,434	Compass Group Plc	12,913,112
42,211	Dairy Crest Group Plc	377,524
579,463	Direct Line Insurance Group Plc	2,395,498
55,982	easyJet Plc	1,424,181
502,506	GlaxoSmithKline Plc	13,412,112
206,284	GlaxoSmithKline Plc, Sponsored ADR	11,013,503
110,175	Greene King Plc	1,606,712
348,508	Halma Plc	3,483,498
955,097	Hays Plc	2,053,278
663,726	Henderson Group Plc, ADR	2,488,031
208,685	Home Retail Group	663,272
770,583	HSBC Holdings Plc (Ordinary Shares)	8,454,060
329,406	ICAP Plc	2,463,832
145,380	IG Group Holdings Plc	1,483,238
58,875	Imperial Tobacco Group Plc	2,279,822
62,257	Inmarsat Plc	779,535
310,116	Intermediate Capital Group Plc	2,157,243
795,381	ITV Plc	2,555,657
139,808	J Sainsbury Plc	845,182
139,202	Jardine Lloyd Thompson Group Plc	2,347,031
63,100	Jazztel Plc*	676,373
165,292	John Wood Group Plc	1,878,026
841,680	Legal & General Group Plc	3,104,508
8,821,175	Lloyds TSB Group Plc*	11,524,416
82,697	London Stock Exchange Group Plc	2,373,635
623,869	Man Group Plc	878,290
266,707	Meggitt Plc	2,330,142
194,976	Mitchells & Butlers Plc*	1,362,437
140,898	Mondi Plc	2,440,968
447,500	Ocado Group Plc*	3,273,013
1,731,599	Old Mutual Plc	5,423,310
218,619	Pearson Plc	4,855,593
100,725	Persimmon Plc*	2,066,970
111,495	Petrofac, Ltd.	2,260,281
925,195	QinetiQ Group Plc	3,325,206
146,325	Reckitt Benckiser Group Plc	11,615,865
169,078	Reed Elsevier Plc	2,517,517
129,107	Regus Plc	464,446
227,657	Resolution, Ltd.	1,334,781

48	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

75,888	Restaurant Group Plc (The)	744,081
11,953	Rightmove Plc	542,442
69,893	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	2,494,885
288,553	Royal Dutch Shell Plc Class A (London Exchange)	10,337,314
205,401	Shire Plc	9,702,366
19,179	Shire Plc, ADR	2,709,801
70,135	Spectris Plc	2,974,884
239,153	Stagecoach Group Plc	1,498,831
549,233	Standard Life Plc	3,271,161
167,928	TalkTalk Telecom Group Plc	851,080
1,778,173	Taylor Wimpey Plc	3,283,783
58,394	The Berkeley Group Holdings Unit Plc	2,568,750
494,475	Thomas Cook Group Plc*	1,369,324
245,560	Travis Perkins Plc	7,613,583
70,637	Ultra Electronics Holdings Plc	2,255,614
107,570	United Business Media, Ltd.	1,168,747
4,416,327	Vodafone Group Plc	17,335,452
390,708	Vodafone Group Plc, Sponsored ADR	15,358,732
62,640	Weir Group Plc (The)	2,211,895
176,457	WH Smith Plc	2,925,490
130,498	Whitbread Plc	8,107,305
893,485	William Hill Plc	5,947,451

	Total United Kingdom	348,108,720

	TOTAL COMMON STOCKS (COST $1,521,073,647)	1,816,595,885

	INVESTMENT COMPANY — 1.0%

	United States — 1.0%

290,206	iShares MSCI EAFE Index Fund	19,461,214

	TOTAL INVESTMENT COMPANY (COST $17,433,618)	19,461,214

	PREFERRED STOCKS — 0.8%

	Brazil — 0.1%

90,800	Itau Unibanco Holding SA, 3.17%	1,206,561

	Germany — 0.7%

90,780	Henkel AG & Co. KGaA, 1.14%	10,546,359
12,206	Porsche Automobil Holding SE, 2.64%	1,272,545
8,958	Volkswagen AG, 1.78%	2,519,961

	Total Germany	14,338,865

	TOTAL PREFERRED STOCKS (COST $9,908,312)	15,545,426

	RIGHTS — 0.0%

	Spain — 0.0%

90,259	Repsol SA, Strike Price $0.00, Expires 07/12/2013* ‡	61,689

	TOTAL RIGHTS (COST $58,856)	61,689

See accompanying Notes to the Schedule of Investments.	49

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Notional		Description	Value ($)

		OPTIONS PURCHASED — 0.1%

		Put Options — 0.1%

3,143,726,881		OTC Japanese Yen versus U.S. Dollar with Deutsche Bank Securities, Strike Price $102.50, Expires 04/02/14	1,108,747
1,126,158,133		OTC Japanese Yen versus U.S. Dollar with JP Morgan Securities, Inc., Strike Price $0.01, Expires 01/20/14	738,686

		TOTAL OPTIONS PURCHASED (COST $683,923)	1,847,433

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 7.1%

		Bank Deposit — 3.6%

67,809,963		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/14	67,809,963

		Securities Lending Collateral — 3.5%

67,780,092		State Street Navigator Securities Lending Prime Portfolio***	67,780,092

		TOTAL SHORT-TERM INVESTMENTS (COST $135,590,055)	135,590,055

		TOTAL INVESTMENTS — 103.7% (Cost $1,684,748,411)	1,989,101,702

		Other Assets and Liabilities (net) — (3.7)%	(70,244,817)

		NET ASSETS — 100.0%	$1,918,856,885

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	¤	Illiquid security. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2013 was $0.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2013 was $0.

50	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Telecommunications	8.9
Banks	7.6
Pharmaceuticals	7.6
Insurance	7.1
Food	4.0
Chemicals	3.9
Diversified Financial Services	3.3
Electronics	3.2
Auto Parts & Equipment	2.7
Auto Manufacturers	2.6
Oil & Gas	2.5
Commercial Services	2.3
Machinery — Diversified	2.0
Media	2.0
Retail	2.0
Internet	1.8
Aerospace & Defense	1.6
Building Materials	1.6
Computers	1.5
Electric	1.4
Semiconductors	1.4
Transportation	1.4
Electrical Components & Equipment	1.3
Engineering & Construction	1.3
Forest Products & Paper	1.2
Real Estate	1.2
Software	1.2
Cosmetics & Personal Care	1.1
Household Products & Wares	1.1
Agriculture	1.0
Unaffiliated Fund	1.0
Distribution & Wholesale	0.9
Home Builders	0.9
Lodging	0.8
Miscellaneous — Manufacturing	0.8
Food Service	0.7
Hand & Machine Tools	0.7
Airlines	0.6
Apparel	0.6
Entertainment	0.6
Holding Companies — Diversified	0.6
Oil & Gas Services	0.6
Advertising	0.5
Beverages	0.5
Health Care — Products	0.5
Iron & Steel	0.5
Mining	0.5
Office & Business Equipment	0.5
Biotechnology	0.4
Home Furnishings	0.4
Energy-Alternate Sources	0.3

See accompanying Notes to the Schedule of Investments.	51

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Leisure Time	0.3
Machinery — Construction & Mining	0.3
Metal Fabricate & Hardware	0.3
Gas	0.2
Investment Companies	0.2
Shipbuilding	0.2
Coal	0.1
Health Care — Services	0.1
Toys, Games & Hobbies	0.1
Water	0.1
REITS	0.0
Textiles	0.0
Short-Term Investments and Other Assets and Liabilities (net)	3.4

100.0%

52	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	DEBT OBLIGATIONS — 107.2%

	Asset Backed Securities — 4.5%

11,819	ACE Securities Corp., Series 2005-SD3, Class A, 0.56%, due 08/25/45†	11,811
6,700,000	ACE Securities Corp. Home Equity Loan Trust, Series 2005-SD3, Class M1, 0.86%, due 08/25/45†	6,429,062
428,644	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 0.92%, due 09/25/33†	413,683
314,497	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.85%, due 04/25/34†	304,396
254,872	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.14%, due 12/15/33†	240,631
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 3.15%, due 03/20/17 144A	218,391
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, due 05/20/18 144A	258,033
200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, due 03/20/19 144A	199,913
220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.92%, due 09/20/19 144A	216,054
240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.97%, due 02/20/20 144A	244,874
20,956	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.84%, due 02/28/44†	20,768
33,770	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.80%, due 05/28/44†	33,822
128,570	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.73%, due 09/25/34†	125,270
448,918	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.52%, due 09/25/35†	432,828
23,112	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.56%, due 12/25/42†	22,766
1,361,729	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,529,086
776,032	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	864,941
3,230,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, due 10/16/17	3,226,831
236,451	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.36%, due 11/25/45† 144A	227,626
53,632	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.23%, due 05/25/37†	39,754
88,856	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	93,405
36,736	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.40%, due 12/15/35†	27,865
93,158	CVS Pass-Through Trust, 5.88%, due 01/10/28	101,239
218,329	CVS Pass-Through Trust, 6.04%, due 12/10/28	240,794
51,543	CVS Pass-Through Trust, 6.94%, due 01/10/30	59,180
201,825	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	227,558
1,170,000	Educational Funding of the South, Inc., Series 2011-1, Class A2, 0.89%, due 04/25/35†	1,168,133
425,000	Greenpoint Manufactured Housing, Series 1999-2, Class A2, 2.93%, due 03/18/29†	366,189
250,000	Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, 3.56%, due 06/19/29†	246,727
250,000	Greenpoint Manufactured Housing, Series 1999-4, Class A2, 3.67%, due 02/20/30†	208,883
375,000	Greenpoint Manufactured Housing, Series 2001-2, Class IA2, 3.67%, due 02/20/32†	341,686
500,000	Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, 3.67%, due 03/13/32†	447,537

See accompanying Notes to the Schedule of Investments.	53

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued

11,077	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.60%, due 07/25/30†	11,021
79,998	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.71%, due 03/25/34†	80,137
152,725	GSAMP Trust, Series 2006-S4, Class A1, 0.25%, due 05/25/36†	31,067
280,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	292,866
470,000	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.83%, due 08/25/19 144A	460,893
440,000	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class A7, 1.98%, due 11/15/46 144A	439,346
409,418	Home Equity Asset Trust, Series 2003-8, Class M1, 1.24%, due 04/25/34†	387,569
4,000,000	Merrill Lynch Mortgage Investors Trust, Series 2005-FM1, Class M1, 0.64%, due 05/25/36†	3,344,168
129,733	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.27%, due 03/25/37†	87,098
386,094	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.18%, due 10/25/33†	363,876
347,006	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.36%, due 06/25/33†	336,849
270,869	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.21%, due 06/25/33†	258,394
112,109	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.31%, due 02/25/37†	61,379
1,100,000	Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 0.00%, due 03/22/32†	1,022,598
380,698	New Century Home Equity Loan Trust, Series 2003-A, Class A, 0.88%, due 10/25/33† 144A	358,255
191,166	Novastar Home Equity Loan, Series 2003-3, Class A3, 1.06%, due 12/25/33†	178,853
198,201	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 1.22%, due 12/25/33†	185,508
1,508,819	Origen Manufactured Housing, Series 2006-A, Class A2, 2.37%, due 10/15/37†	1,230,064
1,300,598	Origen Manufactured Housing, Series 2007-A, Class A2, 2.38%, due 04/15/37†	950,120
1,700,000	Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1.09%, due 03/25/36†	1,630,066
1,000,000	People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 0.96%, due 08/25/35†	895,356
154,611	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	86,015
263,982	SACO I, Inc., Series 2006-5, Class 1A, 0.46%, due 04/25/36†	319,009
103,176	SACO I, Inc., Series 2006-6, Class A, 0.42%, due 06/25/36†	131,762
974,706	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.85%, due 05/25/35†	907,211
301,806	SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1, 3.50%, due 10/28/29 144A	294,992
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.67%, due 09/16/24†	1,054,076
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.99%, due 12/15/25† 144A	495,859
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.54%, due 01/25/18†	534,705
1,367,877	SLM Student Loan Trust, Series 2008-9, Class A, 1.74%, due 04/25/23†	1,410,824
171,351	SLM Student Loan Trust, Series 2009-CT, Class 1A, 2.35%, due 04/15/39† ¤ 144A	171,564
664,022	SLM Student Loan Trust, Series 2010-1, Class A, 0.56%, due 03/25/25†	662,454
2,723,592	SLM Student Loan Trust, Series 2010-A, Class 2A, 3.42%, due 05/16/44† 144A	2,888,873
2,000,000	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	2,090,618
381,917	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	431,145
68,266	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.27%, due 01/25/37†	41,540
40,167	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.24%, due 06/25/37†	21,841

54	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Asset Backed Securities — continued

2,017,018	Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1, 0.99%, due 05/25/35†	1,878,441
30,262	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	29,942
616,316	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.38%, due 02/25/36† 144A	44,286
79,065	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	90,925
1,443,325	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.11%, due 05/25/46†	1,030,252
980,161	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.45%, due 07/25/45†	923,547

		46,735,100

	Bank Loans — 1.1%

179,095	ADS Waste Holdings, Inc., New Term Loan B, 4.25%, due 10/09/19¤	180,359
497,500	American Airlines, Inc., Term Loan, 3.75%, due 06/27/19¤	502,009
200,000	Aramark Corp., Term Loan D, 4.00%, due 09/09/19¤	201,207
398,000	Charter Communications Operating, LLC, Term Loan F, 3.00%, due 01/04/21¤	395,114
398,000	CSC Holdings, Inc., New Term Loan B, 2.67%, due 04/17/20¤	394,695
727,343	Del Monte Foods Company, Term Loan, 4.00%, due 03/08/18¤	730,263
490,595	Dunkin Brands, Inc., Term Loan B3, 3.75%, due 02/11/20¤	493,005
401,862	Emergency Medical Services Corp., Term Loan, 4.00%, due 05/25/18¤	403,726
400,000	First Data Corp., Term Loan, 4.16%, due 09/24/18¤	401,028
359,100	Fortescue Metal Group, Ltd., New Term Loan, 4.25%, due 06/30/19¤	364,561
389,248	Frac Tech International, LLC, Term Loan B, 8.50%, due 05/06/16¤	391,925
471,321	Gymboree Corp., Term Loan, 5.00%, due 02/23/18¤	441,746
99,500	H.J. Heinz Co., Term Loan B1, 3.25%, due 06/07/19¤	100,196
248,750	H.J. Heinz Co., Term Loan B2, 3.50%, due 06/05/20¤	250,968
359,275	Harrahs Operating Company, Inc., Term Loan B, 5.49%, due 01/28/18¤	343,752
386,468	Intelsat Jackson Holdings SA, Term Loan B1, 3.75%, due 04/02/18¤	388,551
218,900	Michaels Stores, Inc., New Term Loan, 3.75%, due 01/28/20¤	220,079
397,995	NRG Energy, Inc., Term Loan B, 2.75%, due 07/02/18¤	397,608
378,090	Par Pharmaceutical Cos., Inc., Term Loan B, 4.25%, due 09/30/19¤	380,737
149,246	Party City Holdings, Inc., Term Loan B, 4.25%, due 07/29/19¤	150,048
129,050	Phillips-Van Heusen Corp., Term Loan B, 3.25%, due 02/13/20¤	129,857
1,000,000	Schaffler AG, Term Loan C2, 4.25%, due 01/27/17¤	1,015,000
362,591	Silver II US Holdings, LLC, Term Loan, 4.00%, due 12/13/19¤	363,327
354,319	Sunguard Data Systems, Inc., Term Loan E, 4.00%, due 03/08/20¤	357,585
387,043	Supervalu, Inc., Term Loan B, 5.00%, due 03/21/19¤	391,478
396,729	Univision Communications, Inc., Extended Term Loan, 4.50%, due 03/01/20¤	399,492
470,000	Virgin Media Investment Holdings, Ltd., Term Loan B, 3.50%, due 06/07/20¤	471,566
350,225	Walter Energy, Inc., Term Loan B, 6.75%, due 04/02/18¤	344,242
367,454	Wendy’s International, Inc., Term Loan B, 3.25%, due 05/15/19¤	368,339
119,397	Windstream Corp., Term Loan B4, 3.50%, due 01/23/20¤	119,770

		11,092,233

	Corporate Debt — 30.7%

20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	22,786
20,000	ABB Finance USA, Inc., 4.38%, due 05/08/42	18,400
690,000	AbbVie, Inc., 1.75%, due 11/06/17	689,456

See accompanying Notes to the Schedule of Investments.	55

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

420,000	AbbVie, Inc., 2.90%, due 11/06/22	393,309
290,000	Access Midstream Partners LP/ACMP Finance Corp., 4.88%, due 05/15/23	281,300
90,000	Access Midstream Partners LP/ACMP Finance Corp., 5.88%, due 04/15/21	96,300
180,000	Activision Blizzard, Inc., 5.63%, due 09/15/21 144A	186,750
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	799,000
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14**** †††	—
3,875,000	Ally Financial, Inc., 4.50%, due 02/11/14	3,896,797
590,000	Ally Financial, Inc., 7.50%, due 09/15/20	689,562
440,000	Altria Group, Inc., 2.85%, due 08/09/22	405,877
390,000	Altria Group, Inc., 4.75%, due 05/05/21	419,184
260,000	Altria Group, Inc., 5.38%, due 01/31/44	262,050
490,000	Altria Group, Inc., 9.25%, due 08/06/19	646,221
150,000	Altria Group, Inc., 9.95%, due 11/10/38	229,485
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	674,599
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	169,712
580,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	620,165
540,000	American Honda Finance Corp., 1.00%, due 08/11/15 144A	542,332
525,000	American International Group, Inc., 4.25%, due 09/15/14	538,310
300,000	American International Group, Inc., 5.85%, due 01/16/18	344,743
2,600,000	American International Group, Inc., 8.25%, due 08/15/18	3,258,749
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	462,300
430,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	524,158
220,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	252,787
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	268,749
570,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	645,955
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	390,714
250,000	ANZ National Int’l Ltd/London, 1.85%, due 10/15/15 144A	253,929
413,000	Apache Corp., 3.25%, due 04/15/22	407,643
160,000	ArcelorMittal, 5.00%, due 02/25/17	172,400
580,000	Arch Coal, Inc., 7.00%, due 06/15/19‡	464,000
150,000	AT&T, Inc., 2.63%, due 12/01/22	135,603
120,000	AT&T, Inc., 3.88%, due 08/15/21	121,771
91,000	AT&T, Inc., 4.35%, due 06/15/45	77,344
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,545
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	687,299
2,150,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	2,448,863
130,000	Atwood Oceanics, Inc., 6.50%, due 02/01/20	139,425
3,125,000	BAC Capital Trust XI, 6.63%, due 05/23/36	3,373,244
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	505,675
260,000	Ball Corp., 5.00%, due 03/15/22	258,700
610,000	Ball Corp., 5.75%, due 05/15/21	645,075
1,200,000	Bank of America Corp., 2.00%, due 01/11/18	1,199,023
600,000	Bank of America Corp., 2.60%, due 01/15/19	603,356
350,000	Bank of America Corp., 3.30%, due 01/11/23	331,830
140,000	Bank of America Corp., 3.88%, due 03/22/17	149,538
400,000	Bank of America Corp., 4.50%, due 04/01/15	418,598
910,000	Bank of America Corp., 5.00%, due 05/13/21	995,966

56	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

3,455,000	Bank of America Corp., 7.63%, due 06/01/19	4,290,232
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	569,688
3,010,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	3,428,760
180,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	185,731
375,000	Bank One Capital III, 8.75%, due 09/01/30	481,707
200,000	Barclays Bank Plc, 7.70%, due 12/31/49† ¤ 144A	219,275
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	134,631
310,000	Barrick Gold Corp., 3.85%, due 04/01/22	279,676
550,000	Barrick Gold Corp., 4.10%, due 05/01/23	498,079
480,000	Barrick Gold Corp., 6.95%, due 04/01/19	554,673
120,000	Barrick North America Finance LLC, 4.40%, due 05/30/21	115,722
530,000	BBVA US Senior SAU, 3.25%, due 05/16/14	534,306
820,000	BBVA US Senior SAU, 4.66%, due 10/09/15	862,415
40,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	41,239
30,000	BHP Billiton Finance USA, Ltd., 3.25%, due 11/21/21	29,874
290,000	BHP Billiton Finance USA, Ltd., 5.00%, due 09/30/43	296,002
900,000	BHP Billiton Finance USA, Ltd., 6.50%, due 04/01/19	1,080,230
280,000	BNP Paribas SA, 2.38%, due 09/14/17	286,123
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	292,109
160,000	Boeing Co. (The), 4.88%, due 02/15/20	178,628
2,450,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	2,510,829
250,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	281,666
250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	287,443
2,325,000	Boston Scientific Corp., 6.00%, due 01/15/20	2,672,601
425,000	Boston Scientific Corp., 6.40%, due 06/15/16	474,258
270,000	BP Capital Markets Plc, 3.13%, due 10/01/15	282,203
220,000	BP Capital Markets Plc, 3.25%, due 05/06/22	213,623
20,000	BP Capital Markets Plc, 3.56%, due 11/01/21	20,191
160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	166,496
1,100,000	Burlington Northern Santa Fe LLC, 3.05%, due 09/01/22	1,033,287
70,000	Calpine Corp., 5.88%, due 01/15/24 144A	68,775
53,000	Calpine Corp., 7.50%, due 02/15/21 144A	58,101
311,000	Calpine Corp., 7.88%, due 01/15/23 144A	341,322
2,025,000	Capital One Financial Corp., 3.50%, due 06/15/23	1,904,644
1,100,000	Capital One Financial Corp., 4.75%, due 07/15/21	1,171,540
50,000	Catholic Health Initiatives, 4.35%, due 11/01/42	43,540
140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, due 01/31/22	144,900
500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	528,125
730,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	925,233
470,000	Celulosa Arauco y Constitucion SA, Reg S, 4.75%, due 01/11/22‡‡‡	460,244
1,425,000	Cemex SAB de CV, 6.50%, due 12/10/19 144A	1,475,587
430,000	CGG, 6.50%, due 06/01/21	442,900
280,000	Chesapeake Energy Corp., 6.13%, due 02/15/21‡	301,700
95,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	107,587
55,000	Chesapeake Energy Corp., 6.88%, due 11/15/20‡	62,425
120,000	Cie Generale de Geophysique - Veritas SA, Senior Note, 7.75%, due 05/15/17	123,900
525,000	Cigna Corp., 4.00%, due 02/15/22	535,279
975,000	Cigna Corp., 5.38%, due 02/15/42	1,017,411

See accompanying Notes to the Schedule of Investments.	57

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

250,000	Cigna Corp., 5.88%, due 03/15/41	276,741
1,100,000	Cigna Corp., 6.15%, due 11/15/36	1,243,548
325,000	Cigna Corp., 7.88%, due 05/15/27	405,081
375,000	Cigna Corp., 8.50%, due 05/01/19	479,637
190,000	CIT Group, Inc., 4.25%, due 08/15/17	198,550
170,000	CIT Group, Inc., 5.00%, due 08/01/23	164,475
4,300,000	Citigroup, Inc., 1.04%, due 04/01/16†	4,330,470
500,000	Citigroup, Inc., 3.50%, due 05/15/23	466,809
560,000	Citigroup, Inc., 3.95%, due 06/15/16	596,135
1,040,000	Citigroup, Inc., 4.05%, due 07/30/22	1,030,256
3,000,000	Citigroup, Inc., 4.59%, due 12/15/15	3,207,351
220,000	Citigroup, Inc., 5.35%, due 12/31/49†	193,987
20,000	Citigroup, Inc., 5.38%, due 08/09/20	22,785
380,000	Citigroup, Inc., 5.50%, due 09/13/25	401,098
130,000	Citigroup, Inc., 5.90%, due 12/31/49†	122,042
230,000	Citigroup, Inc., 5.95%, due 12/31/49†	213,118
748,000	Citigroup, Inc., 6.01%, due 01/15/15	787,876
80,000	Citigroup, Inc., 6.68%, due 09/13/43	92,371
2,725,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	3,143,890
520,000	Cliffs Natural Resources, Inc., 3.95%, due 01/15/18‡	525,580
180,000	Cliffs Natural Resources, Inc., 4.80%, due 10/01/20‡	179,160
70,000	Cliffs Natural Resources, Inc., 4.88%, due 04/01/21‡	68,180
320,000	Comcast Corp., 5.65%, due 06/15/35	341,920
350,000	Comcast Corp., 5.70%, due 05/15/18	402,283
1,775,000	Comcast Corp., 5.88%, due 02/15/18	2,037,803
100,000	Comcast Corp., 6.30%, due 11/15/17	116,565
500,000	Comcast Corp., 6.45%, due 03/15/37	582,130
640,000	Comcast Corp., 6.50%, due 01/15/15	678,777
130,000	Comcast Corp., 6.50%, due 01/15/17	149,032
640,000	Commonwealth Bank of Australia, 1.25%, due 09/18/15	647,298
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	317,965
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	145,086
50,000	Concho Resources, Inc., 5.50%, due 10/01/22	51,875
60,000	Concho Resources, Inc., 5.50%, due 04/01/23	62,100
228,000	Concho Resources, Inc., 6.50%, due 01/15/22	247,950
300,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	380,572
20,000	Consol Energy, Inc., 6.38%, due 03/01/21	20,750
220,000	CONSOL Energy, Inc., 8.25%, due 04/01/20	239,250
390,000	Continental Airlines, Inc., 6.75%, due 09/15/15 144A	404,137
120,000	Continental Resources, Inc., 4.50%, due 04/15/23	121,800
50,000	Continental Resources, Inc., 5.00%, due 09/15/22	52,000
30,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, due 02/08/22	30,216
540,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.63%, due 12/01/23	544,864
450,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.75%, due 12/01/43	478,789
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	231,864

58	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

825,000	COX Communications, Inc., 2.95%, due 06/30/23 144A	722,373
1,525,000	COX Communications, Inc., 3.25%, due 12/15/22 144A	1,382,571
77,000	COX Communications, Inc., 5.45%, due 12/15/14	80,488
2,150,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	2,394,797
10,000	Cox Communications, Inc., 6.95%, due 06/01/38 144A	10,521
875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,101,988
760,000	Credit Agricole SA, 8.38%, due 12/31/49† 144A	866,400
150,000	CSC Holdings LLC, 6.75%, due 11/15/21	162,375
550,000	CSX Corp., 7.38%, due 02/01/19	667,991
1,160,000	CVS Caremark Corp., 2.75%, due 12/01/22	1,072,731
250,000	Daimler Finance North America LLC, 1.30%, due 07/31/15 144A	251,564
550,000	Daimler Finance North America LLC, 2.63%, due 09/15/16 144A	569,127
160,000	Denbury Resources, Inc., 4.63%, due 07/15/23	145,200
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	340,548
520,000	Devon Energy Corp., 7.95%, due 04/15/32	678,577
730,000	Diageo Capital Plc, 4.83%, due 07/15/20	809,509
200,000	Diageo Investment Corp., 2.88%, due 05/11/22	190,996
420,000	DISH DBS Corp., 5.00%, due 03/15/23	393,750
30,000	DISH DBS Corp., 7.88%, due 09/01/19	34,425
500,000	Dominion Resources, Inc., 5.20%, due 08/15/19	560,816
359,000	Dow Chemical Co. (The), 5.70%, due 05/15/18	410,852
1,885,000	Dow Chemical Co. (The), 8.55%, due 05/15/19	2,436,634
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	861,613
200,000	Dr Pepper Snapple Group, Inc., 2.90%, due 01/15/16	207,673
240,000	Eagle Spinco, Inc., 4.63%, due 02/15/21 144A	236,100
490,000	Eaton Corp., 1.50%, due 11/02/17	480,807
1,430,000	Eaton Corp., 2.75%, due 11/02/22	1,336,565
250,000	Eaton Corp., 4.15%, due 11/02/42	222,971
10,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	10,425
1,400,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	1,522,500
150,000	Ecolab, Inc., 4.35%, due 12/08/21	155,800
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	545,106
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	244,775
725,000	Enel Finance International SA, 6.00%, due 10/07/39 144A	697,598
625,000	Enel Finance International SA, Guaranteed Note, 6.80%, due 09/15/37 144A	649,757
400,000	Enel Spa, 8.75%, due 09/24/73† 144A	436,447
1,033,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,102,727
130,000	Energy Transfer Equity, LP, 7.50%, due 10/15/20	146,575
1,350,000	ERP Operating, LP, 3.00%, due 04/15/23	1,235,191
825,000	ERP Operating, LP, 4.63%, due 12/15/21	871,172
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49**** ¤	—
1,450,000	Export-Import Bank of Korea, 4.00%, due 01/11/17	1,543,367
1,200,000	Express Scripts Holding Co., 3.50%, due 11/15/16	1,269,528
50,000	First Data Corp., 6.75%, due 11/01/20 144A	52,250
450,000	First Data Corp., 7.38%, due 06/15/19 144A	481,500
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	147,530
670,000	FirstEnergy Corp., 4.25%, due 03/15/23	625,708

See accompanying Notes to the Schedule of Investments.	59

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

1,475,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,606,803
70,000	FMG Resources August 2006 Pty, Ltd., 6.38%, due 02/01/16 144A‡	72,625
70,000	FMG Resources August 2006 Pty, Ltd., 6.88%, due 04/01/22 144A‡	76,650
70,000	FMG Resources August 2006 Pty, Ltd., 7.00%, due 11/01/15 144A‡	72,756
540,000	Ford Motor Co., 4.75%, due 01/15/43	488,836
350,000	Ford Motor Credit Co., 8.00%, due 12/15/16	414,561
900,000	Ford Motor Credit Co. LLC, 1.34%, due 08/28/14†	904,331
350,000	Ford Motor Credit Co. LLC, 4.25%, due 09/20/22	352,245
800,000	Ford Motor Credit Co. LLC, 4.38%, due 08/06/23	805,852
1,025,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	1,105,739
2,975,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	3,340,232
650,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	738,055
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	726,158
440,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	505,299
90,000	Freeport-McMoRan Copper & Gold, Inc., 2.38%, due 03/15/18	89,869
330,000	Freeport-McMoRan Copper & Gold, Inc., 3.10%, due 03/15/20	321,053
490,000	Freeport-McMoRan Copper & Gold, Inc., 3.55%, due 03/01/22	466,509
210,000	Fresenius Medical Care US Finance, Inc., 5.75%, due 02/15/21 144A	223,650
130,000	Fresenius Medical Care US Finance, Inc., 6.88%, due 07/15/17	148,200
3,000,000	Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	3,236,250
2,600,000	General Electric Capital Corp., 0.55%, due 06/20/14†	2,604,189
2,403,000	General Electric Capital Corp., 1.50%, due 07/12/16	2,429,904
210,000	General Electric Capital Corp., 1.63%, due 07/02/15	213,492
2,205,000	General Electric Capital Corp., 4.38%, due 09/16/20	2,393,243
1,165,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,272,285
450,000	General Electric Capital Corp., 4.65%, due 10/17/21	491,058
1,275,000	General Electric Capital Corp., 5.50%, due 01/08/20	1,461,979
310,000	General Electric Capital Corp., 5.88%, due 01/14/38	354,323
380,000	General Electric Capital Corp., 6.00%, due 08/07/19	446,399
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	936,325
150,000	General Electric Capital Corp., 6.88%, due 01/10/39	193,487
270,000	General Electric Co., 0.85%, due 10/09/15	271,380
110,000	General Motors Financial Co., Inc., 2.75%, due 05/15/16 144A	111,650
80,000	General Motors Financial Co., Inc., 3.25%, due 05/15/18 144A	80,200
100,000	General Motors Financial Co., Inc., 4.25%, due 05/15/23 144A	95,375
170,000	GenOn Americas Generation LLC, 9.13%, due 05/01/31	173,825
390,000	GlaxoSmithKline Capital Plc, 2.85%, due 05/08/22	368,501
490,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	564,613
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16††† **** 144A	—
30,000	Goldman Sachs Capital II, Guaranteed Note, 4.00%, due 12/31/49†	21,240
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	153,519
1,380,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,570,403
100,000	Goldman Sachs Group (The), Inc., 6.00%, due 05/01/14	101,794
400,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	459,106
1,660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	1,919,661
480,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	585,264
260,000	Hawk Acquisition Sub, Inc., 4.25%, due 10/15/20 144A	252,200
20,000	HCA, Inc., 5.75%, due 03/15/14	20,205

60	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

460,000	HCA, Inc., 5.88%, due 03/15/22	476,100
1,475,000	HCA, Inc., 6.38%, due 01/15/15	1,552,437
1,815,000	HCA, Inc., 6.50%, due 02/15/16	1,989,694
875,000	Health Net, Inc., 6.38%, due 06/01/17	947,187
190,000	Heineken NV, 1.40%, due 10/01/17 144A	186,573
40,000	Hess Corp., 7.88%, due 10/01/29	51,101
570,000	Hess Corp., 8.13%, due 02/15/19	708,770
1,250,000	Hewlett-Packard Co., 3.30%, due 12/09/16	1,309,199
580,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, due 10/15/21 144A	602,837
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	851,502
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	389,603
875,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	1,039,737
2,075,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	2,462,151
100,000	Humana, Inc., 3.15%, due 12/01/22	92,748
150,000	Hyundai Capital America, 2.13%, due 10/02/17 144A	149,108
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	415,711
450,000	ING Bank NV, 5.80%, due 09/25/23 144A	471,393
90,000	ING US, Inc., 2.90%, due 02/15/18	92,140
260,000	Intelsat Jackson Holdings SA, 5.50%, due 08/01/23 144A	248,300
350,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	384,562
80,000	Intelsat Jackson Holdings SA, 7.50%, due 04/01/21	88,600
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	228,250
250,000	Intesa Sanpaolo Spa, 3.13%, due 01/15/16	254,891
250,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	257,337
100,000	John Deere Capital Corp., 1.70%, due 01/15/20	94,302
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	219,803
3,400,000	JPMorgan Chase & Co., 0.86%, due 02/26/16†	3,415,793
990,000	JPMorgan Chase & Co., 1.10%, due 10/15/15	994,213
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	288,035
1,570,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,466,118
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	95,007
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	925,786
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	211,904
250,000	JPMorgan Chase & Co., 4.95%, due 03/25/20	277,633
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,101,327
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,420,901
300,000	JPMorgan Chase Bank NA, 0.57%, due 06/13/16†	298,604
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16††† **** 144A	—
640,000	Kerr-McGee Corp., 7.88%, due 09/15/31	802,943
430,000	Key Energy Services, Inc., 6.75%, due 03/01/21	442,900
440,000	Kinder Morgan Finance Co. LLC, 6.00%, due 01/15/18 144A	484,345
2,300,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.70%, due 01/05/16	2,482,004
600,000	Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	687,070
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	351,487
349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	394,261
691,000	Kraft Foods, Inc., 5.38%, due 02/10/20	781,436
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	456,479

See accompanying Notes to the Schedule of Investments.	61

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

775,000		Lafarge SA, 6.20%, due 07/09/15 144A	825,375
2,350,000		Lafarge SA, 6.50%, due 07/15/16	2,608,500
600,000		LBG Capital No.1 Plc, 7.88%, due 11/01/20 144A	651,727
1,325,000		Legg Mason, Inc., 5.50%, due 05/21/19	1,451,147
470,000		Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 12/31/49†††	165
270,000		Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	95
890,000		Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	311
300,000		Lloyds TSB Bank Plc, 6.50%, due 09/14/20 144A	341,492
10,000		Lorillard Tobacco Co., 8.13%, due 06/23/19	12,195
980,000		M&T Bank Corp., 6.88%, due 12/31/49 144A	946,198
525,000		Macy’s Retail Holdings, Inc., 6.38%, due 03/15/37	587,722
2,765,000		Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	3,201,187
600,000		Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	681,116
50,000		Mallinckrodt International Finance SA, 3.50%, due 04/15/18 144A	49,098
200,000		Mallinckrodt International Finance SA, 4.75%, due 04/15/23 144A	184,926
80,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 4.50%, due 07/15/23	75,400
150,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 5.50%, due 02/15/23	151,875
78,000		MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.25%, due 06/15/22	82,875
70,000		Medtronic, Inc., 3.13%, due 03/15/22	68,137
240,000		Medtronic, Inc., 4.45%, due 03/15/20	263,379
700,000	EUR	Merrill Lynch & Co., Inc., 0.53%, due 05/30/14†	964,732
600,000		Merrill Lynch & Co., Inc., 6.40%, due 08/28/17	692,316
1,720,000		Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	2,035,610
840,000		Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	934,431
250,000		MetLife, Inc., 4.75%, due 02/08/21	270,612
420,000		MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	433,650
110,000		Michaels Stores, Inc., 7.75%, due 11/01/18	119,900
80,000		MidAmerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	93,223
50,000		Molson Coors Brewing Co., 3.50%, due 05/01/22	49,179
70,000		Morgan Stanley, 4.75%, due 03/22/17	76,450
130,000		Morgan Stanley, (MTN), Series F, 0.70%, due 10/18/16†	129,018
1,000,000		Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,171,197
600,000		Murray Street Investment Trust I, 4.65%, due 03/09/17††	646,613
1,050,000		Myriad International Holdings BV, 6.00%, due 07/18/20 144A	1,128,750
50,000		National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	58,479
80,000		Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, due 07/01/21	76,600
570,000		NBCUniversal Enterprise, Inc., 1.97%, due 04/15/19 144A	558,257
50,000		News America, Inc., 4.50%, due 02/15/21	53,675
525,000		News America, Inc., 5.65%, due 08/15/20	589,131
475,000		News America, Inc., 6.20%, due 12/15/34	527,407
275,000		News America, Inc., 6.40%, due 12/15/35	313,576
20,000		News America, Inc., 6.90%, due 08/15/39	23,915
30,000		News America, Inc., Senior Note, 6.65%, due 11/15/37	35,130
1,000,000		NextEra Energy Capital Holdings, Inc., 1.34%, due 09/01/15	1,007,073
780,000		Noble Energy, Inc., 4.15%, due 12/15/21	803,388
330,000		Nordea Bank AB, 3.70%, due 11/13/14 144A	339,244
1,000,000		Nordstrom, Inc., 6.25%, due 01/15/18	1,157,952
420,000		Occidental Petroleum Corp., 2.70%, due 02/15/23	385,261

62	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

300,000	Occidental Petroleum Corp., 3.13%, due 02/15/22	292,710
580,000	Oracle Corp., 1.20%, due 10/15/17	571,279
920,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	1,057,072
10,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	12,520
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	11,340
170,000	Peabody Energy Corp., 6.25%, due 11/15/21‡	172,550
220,000	Peabody Energy Corp., 6.50%, due 09/15/20‡	232,650
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	640,845
307,000	Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, 8.38%, due 06/01/20	340,002
580,000	PepsiCo, Inc., 0.70%, due 08/13/15	580,846
171,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	213,968
240,000	Pernod-Ricard SA, 2.95%, due 01/15/17 144A‡	248,031
510,000	Pernod-Ricard SA, 4.45%, due 01/15/22 144A	516,759
230,000	Perrigo Co., Ltd., 4.00%, due 11/15/23 144A	226,107
695,000	Petrobras Global Finance BV, 4.38%, due 05/20/23	626,120
400,000	Petrobras International Finance Co., 3.88%, due 01/27/16	413,785
5,695,000	Petrobras International Finance Co., 5.38%, due 01/27/21	5,680,125
196,000	Petrobras International Finance Co., 5.75%, due 01/20/20	202,652
160,000	Petrobras International Finance Co., 6.13%, due 10/06/16	174,090
992,000	Petroleos Mexicanos, 3.50%, due 01/30/23	911,400
430,000	Petroleos Mexicanos, 5.50%, due 01/21/21	464,400
240,000	Philip Morris International, Inc., 2.50%, due 08/22/22	219,192
480,000	Philip Morris International, Inc., 2.90%, due 11/15/21	459,031
250,000	Philip Morris International, Inc., 4.50%, due 03/20/42	234,424
90,000	Plains Exploration & Production Co., 6.50%, due 11/15/20	99,438
30,000	Plains Exploration & Production Co., 6.88%, due 02/15/23	33,600
90,000	Potash Corp. of Saskatchewan, Inc., 4.88%, due 03/30/20	97,506
675,000	Provident Cos., Inc., 7.25%, due 03/15/28	777,928
90,000	QEP Resources, Inc., 5.25%, due 05/01/23	84,825
70,000	QEP Resources, Inc., 6.88%, due 03/01/21	75,425
10,000	QVC, Inc., 5.95%, due 03/15/43	9,102
100,000	Qwest Corp., 6.88%, due 09/15/33	96,500
45,000	Qwest Corp., 7.50%, due 10/01/14	47,242
215,000	Rabobank Nederland NV, 11.00%, due 12/29/49† 144A	285,144
500,000	Range Resources Corp., 6.75%, due 08/01/20	543,750
487,000	Range Resources Corp., 8.00%, due 05/15/19	521,699
73,098	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14**** †††	—
220,000	Raytheon Co., 3.13%, due 10/15/20	220,585
1,428,000	Reed Elsevier Capital, Inc., 3.13%, due 10/15/22	1,323,042
316,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	396,594
20,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 4.50%, due 11/01/23	18,300
329,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 6.50%, due 07/15/21	350,385
190,000	Reynolds American, Inc., 3.25%, due 11/01/22	175,456
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	864,894
410,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.13%, due 04/15/19	438,700
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,202,503

See accompanying Notes to the Schedule of Investments.	63

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

346,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	405,359
170,000	Rock-Tenn Co., 3.50%, due 03/01/20	167,439
90,000	Rock-Tenn Co., 4.00%, due 03/01/23	86,121
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	23,861
330,000	Royal Bank of Scotland Group Plc, 2.55%, due 09/18/15	337,651
70,000	Royal Bank of Scotland Group Plc, 4.70%, due 07/03/18	71,189
250,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	255,535
350,000	Royal Bank of Scotland Group Plc, 6.00%, due 12/19/23	352,929
460,000	Royal Bank of Scotland Group Plc, 6.10%, due 06/10/23‡	464,549
3,150,000	Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	3,230,350
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 12/31/49† 144A	215,000
70,000	Royal Bank of Scotland Group Plc, 7.65%, due 12/31/49†	73,850
250,000	Royal Bank of Scotland Plc (The), 5.63%, due 08/24/20	280,273
325,000	Royal Bank of Scotland Plc (The), 6.13%, due 01/11/21	368,387
200,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	204,038
400,000	Santander US Debt SA Unipersonal, 3.78%, due 10/07/15 144A	412,354
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	116,600
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	11,550
110,000	SESI LLC, 7.13%, due 12/15/21	123,200
580,000	Shell International Finance BV, 4.38%, due 03/25/20	636,695
260,000	Sinopec Group Overseas Development 2012, Ltd., 2.75%, due 05/17/17 144A	266,495
1,270,000	SLM Corp., 3.88%, due 09/10/15	1,319,212
10,000	SLM Corp., 5.00%, due 04/15/15	10,487
1,750,000	SLM Corp., 6.00%, due 01/25/17	1,900,937
475,000	SLM Corp., 6.25%, due 01/25/16	514,781
480,000	SLM Corp., 8.00%, due 03/25/20	545,400
320,000	Softbank Corp., 4.50%, due 04/15/20 144A	313,600
880,000	Southern Copper Corp., 5.25%, due 11/08/42	718,060
20,000	Sprint Capital Corp., 8.75%, due 03/15/32	21,550
880,000	Sprint Corp., 7.88%, due 09/15/23 144A	948,200
375,000	Sprint Nextel Corp., 6.00%, due 12/01/16	410,156
850,000	State Street Corp., 4.96%, due 03/15/18	923,043
3,800,000	Statoil ASA, 0.70%, due 11/08/18†	3,822,663
190,000	Steel Dynamics, Inc., 7.63%, due 03/15/20	206,862
99,000	SunTrust Preferred Capital I, 4.00%, due 12/31/49†	74,869
240,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	234,000
100,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, due 04/15/20 144A	110,500
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	470,644
666,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	681,817
1,250,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	1,390,625
1,630,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	1,837,825
450,000	Telecom Italia Capital SA, Guaranteed Senior Note, 7.20%, due 07/18/36	435,375
370,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	393,998
10,000	Telefonica Emisiones SAU, 5.46%, due 02/16/21	10,576
30,000	Telefonica Emisiones SAU, 5.88%, due 07/15/19	33,528
50,000	Telefonica Emisiones SAU, 6.22%, due 07/03/17	56,491

64	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

360,000	Temasek Financial I, Ltd., 2.38%, due 01/23/23 144A	324,844
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21	85,612
350,000	Tenet Healthcare Corp., 6.00%, due 10/01/20 144A	365,969
30,000	Teva Pharmaceutical Finance Co. BV, 3.65%, due 11/10/21	29,474
170,000	Teva Pharmaceutical Finance IV BV, 3.65%, due 11/10/21	167,021
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	218,390
30,000	Thermo Fisher Scientific, Inc., 5.30%, due 02/01/44	30,450
520,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	493,585
10,000	Time Warner Cable, Inc., 5.00%, due 02/01/20	10,167
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	807,730
160,000	Time Warner Cable, Inc., 5.88%, due 11/15/40	138,839
720,000	Time Warner Cable, Inc., 6.55%, due 05/01/37	668,161
725,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	725,004
2,055,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	2,410,057
2,150,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	2,567,321
260,000	Time Warner, Inc., 4.70%, due 01/15/21	276,453
200,000	Time Warner, Inc., 4.75%, due 03/29/21	213,602
50,000	Time Warner, Inc., 6.25%, due 03/29/41	55,715
1,000,000	Time Warner, Inc., 7.63%, due 04/15/31	1,268,880
2,830,000	Time Warner, Inc., 7.70%, due 05/01/32	3,643,475
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,240,250
3,200,000	TNK-BP Finance SA, Reg S, 7.88%, due 03/13/18‡‡‡	3,712,000
670,000	Toyota Motor Credit Corp., 1.25%, due 10/05/17	658,323
130,000	Transocean, Inc., 5.05%, due 12/15/16	143,707
160,000	Transocean, Inc., 6.38%, due 12/15/21	180,079
130,000	tw telecom holdings, Inc., 5.38%, due 10/01/22	128,050
370,000	UBS AG/Stamford Branch, 2.25%, due 01/28/14	370,483
3,087,000	Union Pacific Corp., 4.16%, due 07/15/22	3,181,404
260,000	United Business Media, Ltd., 5.75%, due 11/03/20 144A	270,681
270,000	United Technologies Corp., 4.50%, due 06/01/42	263,229
40,000	UnitedHealth Group, Inc., 1.63%, due 03/15/19	38,567
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	89,042
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	601,320
170,000	Univision Communications, Inc., 5.13%, due 05/15/23 144A	170,637
1,532,000	Vale Overseas, Ltd., 4.38%, due 01/11/22	1,496,140
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	404,724
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A‡	221,100
200,000	Verizon Communications, Inc., 1.99%, due 09/14/18†	210,536
40,000	Verizon Communications, Inc., 2.45%, due 11/01/22	35,479
200,000	Verizon Communications, Inc., 2.50%, due 09/15/16	206,942
500,000	Verizon Communications, Inc., 3.65%, due 09/14/18	529,854
700,000	Verizon Communications, Inc., 4.50%, due 09/15/20	750,483
2,770,000	Verizon Communications, Inc., 5.15%, due 09/15/23	2,979,839
50,000	Verizon Communications, Inc., 6.35%, due 04/01/19	58,836
1,230,000	Verizon Communications, Inc., 6.40%, due 09/15/33	1,418,810
4,670,000	Verizon Communications, Inc., 6.55%, due 09/15/43	5,483,145
190,000	Vesey Street Investment Trust I, 4.40%, due 09/01/16††	204,134
450,000	Viacom, Inc., 4.25%, due 09/01/23	449,947

See accompanying Notes to the Schedule of Investments.	65

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Corporate Debt — continued

225,000	Vulcan Materials Co., 6.50%, due 12/01/16	253,125
1,850,000	Vulcan Materials Co., 7.50%, due 06/15/21	2,118,250
250,000	Wachovia Bank NA, 6.00%, due 11/15/17	288,728
750,000	Wachovia Capital Trust III, Secured Note, 5.57%, due 12/31/49†	690,000
460,000	Wal-Mart Stores, Inc., 5.63%, due 04/15/41	524,243
190,000	Waste Management, Inc., 7.38%, due 05/15/29	231,754
130,000	WellPoint, Inc., 1.25%, due 09/10/15	130,958
30,000	WellPoint, Inc., 3.70%, due 08/15/21	29,938
730,000	WellPoint, Inc., 5.88%, due 06/15/17	824,033
1,746,000	WellPoint, Inc., 7.00%, due 02/15/19	2,073,901
1,900,000	Wells Fargo & Co., 1.25%, due 07/20/16	1,915,293
190,000	Wells Fargo & Co., 1.50%, due 01/16/18	188,957
360,000	Wells Fargo & Co., 3.45%, due 02/13/23	341,012
420,000	Wells Fargo & Co., 3.68%, due 06/15/16††	447,456
1,308,000	Wells Fargo & Co., 4.48%, due 01/16/24 144A	1,304,649
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	98,814
260,000	Wells Fargo & Co., 5.38%, due 11/02/43	267,240
340,000	Wells Fargo Capital X, 5.95%, due 12/01/86	337,110
270,000	Williams Cos. (The), Inc., Series A, 7.50%, due 01/15/31	286,077
124,000	Williams Cos. (The), Inc., 7.88%, due 09/01/21	143,196
80,000	Williams Cos. (The), Inc., 8.75%, due 03/15/32	93,628
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	334,646
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	79,599
320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	317,775
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	89,101
60,000	WPP Finance 2010, 5.63%, due 11/15/43	59,609
120,000	WPP Finance UK, 8.00%, due 09/15/14	125,993
510,000	Wyeth LLC, 5.95%, due 04/01/37	593,162
2,025,000	Xerox Corp., 4.50%, due 05/15/21	2,087,562
600,000	Xerox Corp., 5.63%, due 12/15/19	662,476
2,500,000	Xerox Corp., 6.35%, due 05/15/18	2,859,962
520,000	Xstrata Finance Canada, Ltd., 2.05%, due 10/23/15 144A	526,851
470,000	Xstrata Finance Canada, Ltd., 2.70%, due 10/25/17 144A	475,764
100,000	Xstrata Finance Canada, Ltd., 5.80%, due 11/15/16 144A	110,250
90,000	Zoetis, Inc., 3.25%, due 02/01/23	84,373

		323,634,950

	Mortgage Backed Securities - Private Issuers — 2.8%

100,000	ACRE Commercial Mortgage Trust, Series 2013-FL1, Class C, 3.17%, due 07/15/16 144A	100,247
250,000	ACRE Commercial Mortgage Trust, Series 2013-FL1, Class D, 4.57%, due 07/15/16 144A†	250,763
200,000	Americold LLC Trust, Series 2010-ARTA, Class A2FX, 4.95%, due 01/14/29 144A	213,118
60,000	Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM, 5.45%, due 09/10/47	64,329
154,666	Banc of America Funding Corp., Series 2005-E, Class 8A1, 2.39%, due 06/20/35†	98,249

66	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

136,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45†	146,780
770,270	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 0.86%, due 01/25/35†	731,258
731,036	Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, 2.59%, due 08/25/34†	741,098
80,000	CD Commercial Mortgage Trust, Series 2006-CD2, Class AM, 5.35%, due 01/15/46†	86,002
343,036	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.43%, due 02/25/36† 144A	344,799
285,000	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.53%, due 04/15/47†	315,547
80,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.82%, due 10/15/45	75,434
100,000	Commercial Mortgage Pass Through Certificates, Series 2013, Class A2, 2.99%, due 04/12/35 144A†	92,489
273,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class AM, 4.72%, due 10/10/46†	284,324
106,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class D, 5.17%, due 10/10/46† 144A	94,538
430,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A4, 4.05%, due 10/10/46	435,573
130,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class AM, 4.30%, due 10/10/46	131,181
60,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class B, 4.76%, due 10/10/46†	60,302
30,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class C, 5.09%, due 10/10/46†	29,802
349,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C2, Class AM, 5.61%, due 01/15/49†	371,535
66,390	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.42%, due 12/25/35†	57,425
59,028	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.56%, due 09/25/35† 144A	51,893
189,394	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR30, Class 2A1, 2.53%, due 01/25/34†	186,409
409,576	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.99%, due 09/19/44†	394,372
934,144	DSLA Mortgage Loan Trust, Series 2004-AR2, Class A1A, 0.99%, due 11/19/44†	809,480
100,000	Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, due 12/05/31 144A	97,352
187,011	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 0.91%, due 04/25/36†	183,033
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.03%, due 05/25/34†	266,991
91,945	Granite Mortgages Plc, Series 2004-3, Class 2A1, 0.53%, due 09/20/44†	91,205
144,032	Granite Mortgages Plc, Reg S, Series 2003-2, Class 1A3, 0.74%, due 07/20/43† ‡‡‡	143,247
274,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 5.82%, due 07/10/38†	299,519
930,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.27%, due 11/10/46	956,939
270,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class AS, 4.65%, due 11/10/46	279,122
220,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class B, 5.16%, due 11/10/46†	227,132
110,000	GS Mortgage Securities Trust, Series 2013-GC13, Class A5, 4.04%, due 07/10/46†	113,065

See accompanying Notes to the Schedule of Investments.	67

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

233,322	GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.51%, due 03/25/35† 144A	199,535
158,000	GSMS 2012-ALOHA, 3.55%, due 04/10/34 144A	155,908
73,751	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.79%, due 06/25/34†	72,627
66,236	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.51%, due 06/20/35†	62,564
910,850	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.39%, due 07/19/47†	765,224
570,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	624,832
30,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, 5.87%, due 02/12/51†	34,002
290,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C15, Class AS, 4.42%, due 11/15/45	297,780
120,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C15, Class C, 5.08%, due 11/15/45†	121,280
140,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C15, Class D, 5.08%, due 11/15/45† 144A	126,741
60,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C17, Class B, 4.89%, due 01/15/47†	60,672
450,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-INN, Class A, 1.57%, due 10/15/30† 144A	451,295
350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-INN, Class C, 2.72%, due 10/15/30† 144A	350,821
180,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.88%, due 07/15/44†	200,214
550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.16%, due 09/15/45†	629,787
80,278	Lehman XS Trust, Series 2005-7N, Class 1A1B, 0.47%, due 12/25/35†	43,808
102,789	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.65%, due 01/25/36†	98,006
69,230	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.43%, due 04/25/35†	67,173
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	456,301
145,304	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.62%, due 01/25/37†	145,445
162,000	Morgan Stanley Bank of America Merrill Lynch Trust, 3.21%, due 02/15/46†	151,628
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	140,996
290,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, due 05/15/46	275,324
290,000	Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4, 5.91%, due 06/11/49†	324,059
176,960	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A, 2.69%, due 07/25/34†	174,495
300,627	Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6, 2.46%, due 09/25/34†	295,932
395,175	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35 144A	413,575
423,997	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-1, Class 1A3, 5.96%, due 03/25/47††	424,619
338,334	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.35%, due 09/25/46†	285,480

68	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

222,860	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	223,941
93,717	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	95,099
1,153,374	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,111,876
943,596	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, due 05/25/35 144A	952,129
328,548	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.66%, due 05/25/35†	331,892
1,070,000	RBSCF Trust, Series 2013-GSP, Class A, 3.83%, due 01/13/32† 144A	1,053,455
157,314	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.14%, due 12/26/35† 144A	158,413
76,081	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.51%, due 10/25/18†	74,420
753,845	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Class 2A, 2.39%, due 08/25/34†	733,677
134,869	Structured Asset Securities Corp., Series 2002-9, Class A2, 0.76%, due 10/25/27†	133,659
140,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 3.32%, due 12/10/45 144A	131,940
190,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM, 5.38%, due 12/15/43	204,856
40,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, due 04/15/47	44,286
181,975	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.49%, due 02/25/33†	179,614
487,674	WaMu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7, 2.43%, due 10/25/33†	497,275
626,145	WaMu Mortgage Pass Through Certificates, Series 2003-AR11, Class A6, 2.45%, due 10/25/33†	631,262
57,456	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.42%, due 09/25/33†	58,118
269,861	WaMu Mortgage Pass Through Certificates, Series 2004-AR13, Class A1A, 0.55%, due 11/25/34†	262,174
631,505	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.41%, due 01/25/35†	629,604
372,779	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 4A, 6.50%, due 08/25/34	404,549
777,242	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.48%, due 08/25/45†	753,971
435,115	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.49%, due 03/25/35†	432,520
295,750	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.39%, due 04/25/45†	280,369
61,199	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 2.07%, due 11/25/36†	51,910
1,434,641	WaMu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.10%, due 08/25/46†	963,813
904,097	WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A, 0.84%, due 03/25/47†	713,389
106,978	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.45%, due 10/25/45†	99,848
102,628	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.42%, due 11/25/45†	94,088
151,317	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.43%, due 12/25/45†	140,837
189,146	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.45%, due 12/25/45†	174,474

See accompanying Notes to the Schedule of Investments.	69

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

243,630	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 2.07%, due 11/25/36†	206,651
602,981	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 2.09%, due 12/25/36†	513,232
80,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, due 07/15/46†	82,631
256,879	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 1A2, 2.62%, due 11/25/34†	253,586
216,022	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.66%, due 06/25/35†	219,576
516,425	Wells Fargo Mortgage Loan Trust, Series 2010-RR4, Class 2A1, 3.15%, due 08/27/35 144A	525,858

		29,693,667

	Mortgage Backed Securities - U.S. Government Agency Obligations — 32.8%

28,116	FHLMC, Pool # 1N1589, 1.86%, due 05/01/37†	29,833
45,323	FHLMC, Pool # 1Q0136, 2.33%, due 09/01/36†	48,192
960,485	FHLMC, Pool # U90503, 3.50%, due 11/01/42	943,936
90,576	FHLMC, Pool # U90598, 3.50%, due 12/01/42	89,012
91,462	FHLMC, Pool # U90778, 3.50%, due 01/01/43	89,885
487,561	FHLMC, Pool # U90772, 3.50%, due 01/01/43	479,169
98,332	FHLMC, Pool # U90720, 3.50%, due 01/01/43	96,636
98,334	FHLMC, Pool # U90768, 3.50%, due 01/01/43	96,639
98,175	FHLMC, Pool # U90841, 3.50%, due 02/01/43	96,479
196,857	FHLMC, Pool # U90903, 3.50%, due 02/01/43	193,454
98,521	FHLMC, Pool # U90940, 3.50%, due 02/01/43	96,828
98,549	FHLMC, Pool # U91027, 3.50%, due 02/01/43	96,848
587,388	FHLMC, Pool # U62476, 3.50%, due 04/01/43	579,242
873,365	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	868,294
2,354,456	FHLMC, Pool # 849096, 3.63%, due 10/01/41†	2,457,936
1,031,633	FHLMC, Pool # G14492, 4.00%, due 10/01/25	1,091,435
5,123,717	FHLMC, Pool # J13193, 4.00%, due 10/01/25	5,420,833
1,104,803	FHLMC, Pool # G14678, 4.00%, due 12/01/26	1,169,000
3,947,347	FHLMC, Pool # C91402, 4.00%, due 10/01/31	4,131,085
393,470	FHLMC, Pool # U91254, 4.00%, due 04/01/43	401,190
99,101	FHLMC, Pool # Q19134, 4.00%, due 06/01/43	102,138
293,159	FHLMC, Pool # Q19611, 4.00%, due 07/01/43	303,064
293,001	FHLMC, Pool # Q19615, 4.00%, due 07/01/43	302,622
198,498	FHLMC, Pool # U95137, 4.00%, due 08/01/43	202,368
2,387,323	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	2,534,530
755,444	FHLMC, Pool # A74793, 5.00%, due 03/01/38	814,690
1,311,117	FHLMC, Pool # 1Q0481, 5.14%, due 02/01/38†	1,403,699
603,596	FHLMC, Pool # G01749, 5.50%, due 01/01/35	662,614
123,723	FHLMC, Pool # A39306, 5.50%, due 11/01/35	135,349
124,541	FHLMC, Pool # G02427, 5.50%, due 12/01/36	136,030
226,155	FHLMC, Pool # G03695, 5.50%, due 11/01/37	246,905
122,617	FHLMC, Pool # G04222, 5.50%, due 04/01/38	133,867
798,310	FHLMC, Pool # G04587, 5.50%, due 08/01/38	871,591
904,480	FHLMC, Pool # G05979, 5.50%, due 10/01/38	987,465
867,609	FHLMC, Pool # G06172, 5.50%, due 12/01/38	947,390

70	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

593,559	FHLMC, Pool # G06875, 5.50%, due 12/01/38	650,088
374,467	FHLMC, Pool # G06020, 5.50%, due 12/01/39	408,854
262,054	FHLMC, Pool # G06945, 5.50%, due 02/01/40	286,097
2,024,821	FHLMC, Pool # 782735, 5.70%, due 09/01/36†	2,163,721
602,207	FHLMC, Pool # G07117, 6.00%, due 10/01/36	674,951
31,542	FHLMC, Pool # H09061, 6.00%, due 06/01/37	33,907
1,112,801	FHLMC, Pool # G03265, 6.00%, due 08/01/37	1,237,468
479,143	FHLMC, Pool # G03362, 6.00%, due 09/01/37	529,134
628,181	FHLMC, Pool # G08271, 6.00%, due 05/01/38	693,581
1,326,177	FHLMC, Pool # G06409, 6.00%, due 11/01/39	1,465,865
393,339	FHLMC, Pool # G06832, 6.00%, due 03/01/40	434,948
117,112	FHLMC, Pool # G06669, 6.50%, due 09/01/39	130,551
67,723	FHLMC, Pool # G07335, 7.00%, due 03/01/39	74,608
38,389	FHLMC, Series 2808, Class FT, 0.52%, due 04/15/33†	38,399
4,163,640	FHLMC, Series 311, Class F1, 0.72%, due 08/15/43†	4,178,084
3,293,187	FHLMC, Series 317, Class F3, 0.69%, due 11/15/43† ****	3,293,187
203,526	FHLMC, Series 4206, Class CZ, 3.00%, due 05/15/43	153,606
398,613	FHLMC, Series 4210, Class Z, 3.00%, due 05/15/43	314,801
202,513	FHLMC, Series 4226, Class GZ, 3.00%, due 07/15/43	153,299
3,462,959	FHLMC, Series 4240, Class FA, 0.67%, due 08/15/43†	3,451,268
5,893,887	FHLMC, Series 4283, Class EW, 6.82%, due 12/15/43†	6,469,499
1,446,048	FHLMC Gold Pool, Pool # G07515, 4.50%, due 09/01/41	1,534,207
3,172,208	FHLMC Gold Pool, Pool # G07491, 4.50%, due 03/01/42	3,366,846
1,509,179	FHLMC Gold Pool, Pool # U92272, 4.50%, due 12/01/43	1,603,632
1,636,256	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.04%, due 01/25/20†	82,860
3,079,848	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.22%, due 04/25/20†	174,977
2,459,437	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K008, Class X1, 1.66%, due 06/25/20†	197,209
1,678,675	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K009, Class X1, 1.49%, due 08/25/20†	122,628
2,531	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K702, Class X1, 1.54%, due 02/25/18†	141
367,507	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	407,807
346,870	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.54%, due 07/25/44†	353,039
3,300,000	FHLMC TBA, 2.50%, due 05/01/27	3,270,481
10,500,000	FHLMC TBA, 3.50%, due 04/01/42	10,421,250
943,965	FNMA, Pool # AP9633, 2.50%, due 10/01/42	857,270
192,652	FNMA, Pool # AQ7306, 3.00%, due 01/01/43	180,440
97,907	FNMA, Pool # AR1198, 3.00%, due 01/01/43	91,698
192,625	FNMA, Pool # AR1202, 3.00%, due 01/01/43	180,429
877,665	FNMA, Pool # AB8612, 3.00%, due 03/01/43	835,813
96,445	FNMA, Pool # AT0682, 3.00%, due 04/01/43	91,837
1,085,808	FNMA, Pool # AT1796, 3.00%, due 04/01/43	1,032,624
993,229	FNMA, Pool # AT5987, 3.00%, due 04/01/43	945,917
848,551	FNMA, Pool # AT2725, 3.00%, due 05/01/43	808,038

See accompanying Notes to the Schedule of Investments.	71

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

945,145	FNMA, Pool # AT2721, 3.00%, due 05/01/43	898,521
866,020	FNMA, Pool # AB9435, 3.00%, due 05/01/43	824,727
2,000,000	FNMA, Pool # AU1632, 3.00%, due 07/01/43	1,904,749
293,229	FNMA, Pool # MA1543, 3.50%, due 08/01/33	298,679
396,013	FNMA, Pool # MA1608, 3.50%, due 10/01/33	403,375
99,267	FNMA, Pool # MA1652, 3.50%, due 11/01/33	101,115
199,573	FNMA, Pool # AS1348, 3.50%, due 12/01/33	203,285
99,703	FNMA, Pool # MA1688, 3.50%, due 12/01/33	101,557
1,681,203	FNMA, Pool # AJ8342, 3.50%, due 12/01/41	1,674,949
571,095	FNMA, Pool # AQ5369, 3.50%, due 12/01/42	562,767
577,526	FNMA, Pool # AQ7083, 3.50%, due 12/01/42	569,101
477,487	FNMA, Pool # AB7130, 3.50%, due 12/01/42	470,525
680,174	FNMA, Pool # MA1372, 3.50%, due 03/01/43	670,251
71,191	FNMA, Pool # AR7924, 3.50%, due 03/01/43	70,816
1,365,449	FNMA, Pool # MA1403, 3.50%, due 04/01/43	1,345,533
489,845	FNMA, Pool # MA1436, 3.50%, due 05/01/43	482,696
486,207	FNMA, Pool # AT4907, 3.50%, due 05/01/43	483,642
791,232	FNMA, Pool # AT4961, 3.50%, due 05/01/43	787,085
494,473	FNMA, Pool # AT7101, 3.50%, due 06/01/43	491,877
692,479	FNMA, Pool # AT7139, 3.50%, due 06/01/43	688,844
693,355	FNMA, Pool # AT7167, 3.50%, due 06/01/43	689,713
784,418	FNMA, Pool # AU1228, 3.50%, due 07/01/43	780,294
693,530	FNMA, Pool # AT8906, 3.50%, due 07/01/43	689,886
396,461	FNMA, Pool # AT8921, 3.50%, due 07/01/43	394,379
2,313,238	FNMA, Pool # MA0587, 4.00%, due 12/01/30	2,416,719
70,716	FNMA, Pool # 776565, 4.00%, due 04/01/34	73,219
482,492	FNMA, Pool # AH1338, 4.00%, due 12/01/40	498,023
134,638	FNMA, Pool # AH6392, 4.00%, due 02/01/41	138,901
382,381	FNMA, Pool # AP9766, 4.00%, due 10/01/42	390,243
90,329	FNMA, Pool # AQ4573, 4.00%, due 12/01/42	95,326
367,677	FNMA, Pool # AQ4555, 4.00%, due 12/01/42	386,311
96,937	FNMA, Pool # AL3508, 4.00%, due 04/01/43	100,131
583,015	FNMA, Pool # AB9383, 4.00%, due 05/01/43	601,637
99,124	FNMA, Pool # AT3874, 4.00%, due 06/01/43	102,277
97,449	FNMA, Pool # AT6549, 4.00%, due 06/01/43	100,655
97,946	FNMA, Pool # AT6546, 4.00%, due 06/01/43	101,323
99,060	FNMA, Pool # AT7208, 4.00%, due 06/01/43	102,320
98,939	FNMA, Pool # AB9597, 4.00%, due 06/01/43	102,007
96,381	FNMA, Pool # AQ4078, 4.00%, due 06/01/43	99,549
194,947	FNMA, Pool # AQ4080, 4.00%, due 06/01/43	201,166
98,964	FNMA, Pool # AT7698, 4.00%, due 06/01/43	102,174
294,260	FNMA, Pool # AT8394, 4.00%, due 06/01/43	303,915
480,525	FNMA, Pool # AB9683, 4.00%, due 06/01/43	495,429
395,072	FNMA, Pool # AT9653, 4.00%, due 07/01/43	408,039
384,187	FNMA, Pool # AT9657, 4.00%, due 07/01/43	396,099
390,254	FNMA, Pool # AT9637, 4.00%, due 07/01/43	402,715
98,625	FNMA, Pool # MA1510, 4.00%, due 07/01/43	100,642
99,283	FNMA, Pool # AS0070, 4.00%, due 08/01/43	101,316

72	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

99,236	FNMA, Pool # MA1547, 4.00%, due 08/01/43	101,268
23,419	FNMA, Pool # 254802, 4.50%, due 07/01/18	24,971
485,148	FNMA, Pool # 725602, 4.50%, due 06/01/19	517,377
5,952,939	FNMA, Pool # AD0244, 4.50%, due 10/01/24	6,350,363
1,817,301	FNMA, Pool # AL4147, 4.50%, due 01/01/25	1,938,902
2,652,640	FNMA, Pool # AL1900, 4.50%, due 08/01/26	2,857,646
213,222	FNMA, Pool # MA0706, 4.50%, due 04/01/31	229,244
702,453	FNMA, Pool # MA0734, 4.50%, due 05/01/31	755,355
216,343	FNMA, Pool # MA0776, 4.50%, due 06/01/31	232,625
225,306	FNMA, Pool # MA0913, 4.50%, due 11/01/31	241,398
246,167	FNMA, Pool # MA0939, 4.50%, due 12/01/31	263,724
68,776	FNMA, Pool # MA0968, 4.50%, due 12/01/31	73,541
1,644,000	FNMA, Pool # AL4549, 4.50%, due 01/01/32	1,752,355
2,407,022	FNMA, Pool # AL0215, 4.50%, due 04/01/41	2,558,426
872,903	FNMA, Pool # AL3429, 4.50%, due 06/01/41	926,712
366,187	FNMA, Pool # AB3517, 4.50%, due 09/01/41	389,125
494,595	FNMA, Pool # AL3414, 4.50%, due 09/01/41	525,061
3,989,176	FNMA, Pool # AL2439, 5.00%, due 06/01/26	4,310,876
91,254	FNMA, Pool # 254793, 5.00%, due 07/01/33	99,558
108,675	FNMA, Pool # 555743, 5.00%, due 09/01/33	118,612
340,187	FNMA, Pool # 889117, 5.00%, due 10/01/35	371,159
502,640	FNMA, Pool # AL0476, 5.00%, due 11/01/40	550,186
64,283	FNMA, Pool # AI0511, 5.00%, due 04/01/41	70,324
159,949	FNMA, Pool # AI2433, 5.00%, due 05/01/41	175,050
72,286	FNMA, Pool # AI2443, 5.00%, due 05/01/41	79,067
74,133	FNMA, Pool # AI2462, 5.00%, due 05/01/41	81,095
125,434	FNMA, Pool # AI1863, 5.00%, due 05/01/41	137,221
584,358	FNMA, Pool # AI1892, 5.00%, due 05/01/41	639,583
82,478	FNMA, Pool # AI4261, 5.00%, due 06/01/41	90,238
234,049	FNMA, Pool # AL3192, 5.00%, due 05/01/42	255,856
425,674	FNMA, Pool # AE0011, 5.50%, due 09/01/23	465,277
1,715,738	FNMA, Pool # 995253, 5.50%, due 12/01/23	1,877,265
2,333,477	FNMA, Pool # AL0278, 5.50%, due 01/01/25	2,560,061
14,332	FNMA, Pool # 254548, 5.50%, due 12/01/32	15,822
1,417,555	FNMA, Pool # 704235, 5.50%, due 05/01/33	1,563,220
152,194	FNMA, Pool # 555591, 5.50%, due 07/01/33	167,986
1,934,840	FNMA, Pool # 725221, 5.50%, due 01/01/34	2,136,175
93,393	FNMA, Pool # 735224, 5.50%, due 02/01/35	102,994
201,673	FNMA, Pool # 990906, 5.50%, due 10/01/35	222,145
1,023,847	FNMA, Pool # 849077, 5.50%, due 01/01/36	1,128,091
32,121	FNMA, Pool # 852523, 5.50%, due 02/01/36	35,398
86,435	FNMA, Pool # 878059, 5.50%, due 03/01/36	95,036
95,007	FNMA, Pool # 868658, 5.50%, due 04/01/36	104,462
30,007	FNMA, Pool # 256219, 5.50%, due 04/01/36	32,036
274,588	FNMA, Pool # 995072, 5.50%, due 08/01/38	302,569
1,282,555	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,384,370
1,798,601	FNMA, Pool # AL0144, 5.72%, due 11/01/37†	1,929,694
14,304	FNMA, Pool # 840483, 6.00%, due 11/01/21	15,418

See accompanying Notes to the Schedule of Investments.	73

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

286,630	FNMA, Pool # 256517, 6.00%, due 12/01/26	318,298
273,351	FNMA, Pool # 256962, 6.00%, due 11/01/27	304,489
120,225	FNMA, Pool # 985626, 6.00%, due 04/01/33	135,154
2,997,270	FNMA, Pool # 725162, 6.00%, due 02/01/34	3,368,740
13,447	FNMA, Pool # 745000, 6.00%, due 10/01/35	15,024
271,651	FNMA, Pool # 888560, 6.00%, due 11/01/35	305,441
56,759	FNMA, Pool # 882524, 6.00%, due 05/01/36	63,118
33,931	FNMA, Pool # 887324, 6.00%, due 08/01/36	37,722
37,408	FNMA, Pool # 893282, 6.00%, due 08/01/36	41,592
1,949,964	FNMA, Pool # AD0218, 6.00%, due 09/01/36	2,192,918
67,732	FNMA, Pool # 878210, 6.00%, due 09/01/36	75,055
4,347	FNMA, Pool # 882321, 6.00%, due 09/01/36	4,818
1,838,488	FNMA, Pool # 831834, 6.00%, due 09/01/36	2,046,906
67,907	FNMA, Pool # 898198, 6.00%, due 11/01/36	75,456
311,650	FNMA, Pool # 948690, 6.00%, due 08/01/37	346,552
555,730	FNMA, Pool # 890248, 6.00%, due 08/01/37	624,779
26,721	FNMA, Pool # AD0217, 6.00%, due 08/01/37	30,038
90,182	FNMA, Pool # 888736, 6.00%, due 10/01/37	97,425
191,446	FNMA, Pool # 955166, 6.00%, due 11/01/37	206,344
2,654,690	FNMA, Pool # 967691, 6.00%, due 01/01/38	2,944,414
1,018,980	FNMA, Pool # AL0406, 6.00%, due 06/01/38	1,097,675
311,235	FNMA, Pool # AL0852, 6.00%, due 06/01/38	335,717
724,834	FNMA, Pool # AL0901, 6.00%, due 07/01/38	782,388
1,835,669	FNMA, Pool # 190391, 6.00%, due 09/01/38	2,034,168
275,143	FNMA, Pool # AE0028, 6.00%, due 10/01/39	305,679
1,385,359	FNMA, Pool # AE0469, 6.00%, due 12/01/39	1,535,147
258,410	FNMA, Pool # AE0616, 6.00%, due 03/01/40	286,524
4,729	FNMA, Pool # 869972, 6.50%, due 04/01/36	5,267
1,260,173	FNMA, Pool # 256421, 6.50%, due 09/01/36	1,360,680
46,701	FNMA, Pool # 955797, 6.50%, due 10/01/37	51,864
850,586	FNMA, Pool # AL0778, 6.50%, due 01/01/49	918,467
2,109,407	FNMA, Pool # 888369, 7.00%, due 03/01/37	2,358,179
25,983	FNMA, Pool # 924874, 7.00%, due 10/01/37	27,444
5,361	FNMA, Pool # 949563, 7.00%, due 11/01/37	5,875
11,111	FNMA, Pool # 955183, 7.00%, due 11/01/37	12,972
17,944	FNMA, Pool # 928938, 7.00%, due 12/01/37	19,525
8,828	FNMA, Pool # 968252, 7.00%, due 02/01/38	9,979
13,847	FNMA, Pool # 974156, 7.00%, due 02/01/38	16,165
33,391	FNMA, Pool # 985867, 7.00%, due 08/01/38	38,699
3,607	FNMA, Pool # 987891, 7.00%, due 09/01/38	3,939
7,174	FNMA, Pool # 934202, 7.00%, due 11/01/38	7,850
119,995	FNMA, Pool # 934648, 7.00%, due 11/01/38	130,054
24,054	FNMA, Pool # 991549, 7.00%, due 11/01/38	25,805
18,665	FNMA, Pool # 992249, 7.00%, due 11/01/38	20,739
860,320	FNMA, Pool # AE0758, 7.00%, due 02/01/39	967,373
152,916	FNMA, Series 2004-38, Class FK, 0.51%, due 05/25/34†	152,864
2,335,698	FNMA, Series 2007-50, Class DZ, 5.50%, due 06/25/37	2,527,550
2,237,486	FNMA, Series 2007-63, Class VZ, 5.50%, due 07/25/37	2,410,095

74	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

3,527,684	FNMA, Series 2007-70, Class Z, 5.50%, due 07/25/37	3,809,189
1,147,041	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,254,765
1,879,835	FNMA, Series 2012-134, Class FD, 0.51%, due 12/25/42†	1,857,391
204,532	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	228,497
574,528	FNMA, Series 2012-46, Class BA, 6.00%, due 05/25/42	629,973
4,433,637	FNMA, Series 2013-101, Class CF, 0.76%, due 10/25/43†	4,447,361
303,770	FNMA, Series 2013-67, Class KZ, 2.50%, due 04/25/43	208,721
772,601	FNMA, Series 2013-9, Class BC, 6.50%, due 07/25/42	848,728
1,085,913	FNMA, Series 2013-9, Class CB, 5.50%, due 04/25/42	1,187,538
92,143	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	104,627
20,826	FNMA REMIC Trust, Series 2003-W1, Class 1A1, 5.96%, due 12/25/42†	23,396
1,144,575	FNMA REMIC Trust 2007-W1, Series 2007-W10, Class 2A, 6.30%, due 08/25/47†	1,293,792
7,300,000	FNMA TBA, 3.00%, due 04/01/27	7,451,988
600,000	FNMA TBA, 3.00%, due 10/01/42	569,766
7,000,000	FNMA TBA, 3.50%, due 04/01/42	6,934,922
35,000,000	FNMA TBA, 4.00%, due 06/01/41	35,929,687
31,600,000	FNMA TBA, 4.00%, due 06/01/41	32,538,125
1,700,000	FNMA TBA, 4.50%, due 10/01/39	1,801,801
33,800,000	FNMA TBA, 5.00%, due 03/01/37	36,712,617
5,000,000	FNMA TBA, 5.00%, due 03/01/37	5,415,235
2,571,305	FNMA Trust, Series 2004-W1, Class 2A2, 7.00%, due 12/25/33	2,936,383
132,123	FNMA Trust, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	150,939
493,815	FNMA, (IO), Series 2011-63, Class SW, 6.52%, due 07/25/41†	66,024
364,040	GNMA, Pool # 004617, 4.50%, due 01/20/40	390,562
322,687	GNMA, Pool # 734712, 4.50%, due 03/15/40	345,373
484,895	GNMA, Pool # 004696, 4.50%, due 05/20/40	519,994
118,525	GNMA, Pool # 004854, 4.50%, due 11/20/40	127,327
239,091	GNMA, Pool # 004883, 4.50%, due 12/20/40	256,750
58,052	GNMA, Pool # 004923, 4.50%, due 01/20/41	62,339
3,338,640	GNMA, Pool # 004978, 4.50%, due 03/20/41	3,585,295
501,031	GNMA, Pool # 783368, 4.50%, due 07/20/41	536,404
162,240	GNMA, Pool # 641779, 5.00%, due 09/15/35	177,951
124,951	GNMA, Pool # 733600, 5.00%, due 04/15/40	138,711
367,074	GNMA, Pool # 733627, 5.00%, due 05/15/40	403,597
47,204	GNMA, Pool # 783050, 5.00%, due 07/20/40	51,560
47,109	GNMA, Pool # 004747, 5.00%, due 07/20/40	51,609
187,448	GNMA, Pool # 004802, 5.00%, due 09/20/40	205,347
229,489	GNMA, Pool # 510835, 5.50%, due 02/15/35	255,309
282,623	GNMA, Pool # 783704, 5.50%, due 06/15/36	313,788
9,607	GNMA, Pool # 002657, 6.00%, due 10/20/28	10,700
10,705	GNMA, Pool # 003489, 6.00%, due 12/20/33	11,991
53,678	GNMA, Pool # 003879, 6.00%, due 07/20/36	60,463
7,133	GNMA, Pool # 003920, 6.00%, due 11/20/36	8,035
408,931	GNMA, Pool # 004145, 6.00%, due 05/20/38	460,509
170,899	GNMA, Pool # 004195, 6.00%, due 07/20/38	192,462
6,242	GNMA, Pool # 004245, 6.00%, due 09/20/38	7,031
88,215	GNMA, Pool # 004580, 6.00%, due 11/20/39	99,421
115,414	GNMA, Pool # 004602, 6.00%, due 12/20/39	130,021

See accompanying Notes to the Schedule of Investments.	75

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

72,037	GNMA, Pool # 004620, 6.00%, due 01/20/40	81,128
133,312	GNMA, Pool # 004639, 6.00%, due 02/20/40	150,200
216,796	GNMA, Pool # 004774, 6.00%, due 08/20/40	244,365
45,144	GNMA, Pool # 004804, 6.00%, due 09/20/40	50,299
416,849	GNMA, Pool # 004837, 6.00%, due 10/20/40	464,767
259,457	GNMA, Pool # 004871, 6.00%, due 11/20/40	290,018
306,231	GNMA, Pool # 004928, 6.00%, due 01/20/41	342,389
230,698	GNMA, Pool # 004991, 6.00%, due 03/20/41	257,252
634,903	GNMA, Pool # 005063, 6.00%, due 05/20/41	714,807
242,891	GNMA, Pool # 004040, 6.50%, due 10/20/37	275,908
477,895	GNMA, Series 2013-153, Class AB, 2.90%, due 06/16/44†	488,554
1,444,490	GNMA, Series 2013-154, Class AB, 2.90%, due 02/16/44†	1,476,709
508,644	GNMA, Series 2013-178, Class A, 2.25%, due 03/16/35	509,774
610,000	GNMA, Series 2013-193, Class AB, 2.00%, due 12/16/49	607,652
4,900,000	GNMA II TBA, 4.00%, due 11/01/41	5,096,192
1,800,000	GNMA TBA, 3.50%, due 01/01/42	1,814,695
1,000,000	GNMA TBA, 3.50%, due 07/01/42	1,009,102
219,928	GNMA, (IO), Series 2010-31, Class GS, 6.33%, due 03/20/39†	35,679
594,644	GNMA, (IO), Series 2010-85, Class HS, 6.48%, due 01/20/40†	102,733

		345,417,949

	Municipal Obligations — 4.6%

2,250,000	American Municipal Power-Ohio, Inc., 8.08%, due 02/15/50	2,970,225
50,000	Arizona State University, Series A, 5.00%, due 07/01/43	51,427
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	673,908
70,000	City of New York NY, Series J, 5.00%, due 08/01/25	78,299
60,000	City of Richmond VA, Series A, 5.00%, due 03/01/27	67,600
60,000	City of Richmond VA, Series A, 5.00%, due 03/01/28	66,999
60,000	City of Richmond VA, Series A, 5.00%, due 03/01/29	66,454
190,000	City Public Service Board of San Antonio TX, 5.00%, due 02/01/43	193,460
3,320,000	Irvine Ranch Water District Joint Powers Agency, 2.39%, due 03/15/14	3,322,523
155,000	Los Angeles Unified School District, 5.75%, due 07/01/34	171,751
1,535,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,888,265
70,000	New Jersey Economic Development Authority, 5.00%, due 06/15/46	72,015
1,850,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	2,357,714
300,000	New Jersey State Turnpike Authority, 7.41%, due 01/01/40	395,295
80,000	New Jersey State Turnpike Authority, Series A, 5.00%, due 01/01/43	81,271
130,000	New Jersey Transportation Trust Fund Authority, Series A, 5.00%, due 06/15/42	130,993
180,000	New Jersey Transportation Trust Fund Authority, Series AA, 5.00%, due 06/15/38	182,471
1,800,000	New York City Transitional Finance Authority, 4.73%, due 11/01/23	1,905,102
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,381,341
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,392,560
120,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, due 11/01/42	124,426
60,000	New York City Water & Sewer System, Series BB, 5.00%, due 06/15/47	61,169
60,000	New York City Water & Sewer System, Series EE, 5.00%, due 06/15/47	61,222
100,000	New York Liberty Development Corp., 5.00%, due 12/15/41	101,504
50,000	New York State Dormitory Authority, Series A, 5.00%, due 12/15/26	55,512

76	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Municipal Obligations — continued

130,000		New York State Dormitory Authority, Series A, 5.00%, due 12/15/27	142,971
3,000,000		New York State Urban Development Corp., 5.00%, due 03/15/23	3,402,000
250,000		New York State Urban Development Corp., Series C, 5.00%, due 03/15/27	275,525
120,000		Northeast Ohio Regional Sewer District, 5.00%, due 11/15/43	124,164
500,000		Northstar Education Finance, Inc., 1.67%, due 01/29/46†	458,485
100,000		Ohio State Turnpike Commission, Series A, 5.00%, due 02/15/48	101,162
240,000		Ohio State Turnpike Commission, Series A1, 5.00%, due 02/15/48	236,508
3,100,000		Ohio Tobacco Settlement Financing Authority, 6.50%, due 06/01/47	2,506,753
90,000		Pennsylvania Turnpike Commission, Series C, 5.00%, due 12/01/43	89,443
1,100,000		Port Authority of New York and New Jersey, 4.46%, due 10/01/62	938,168
120,000		Private Colleges & Universities Authority, Series A, 5.00%, due 10/01/43	125,354
160,000		State of California, 5.00%, due 09/01/25	177,858
150,000		State of California, 5.00%, due 04/01/42	151,706
140,000		State of California, 5.00%, due 11/01/43	141,726
220,000		State of California, Series B, 5.00%, due 09/01/23	252,677
4,300,000		State of California General Obligation, 7.30%, due 10/01/39	5,409,830
1,735,000		State of California General Obligation, 7.50%, due 04/01/34	2,215,369
1,700,000		State of California General Obligation, 7.55%, due 04/01/39	2,200,599
350,000		State of California General Obligation, 7.60%, due 11/01/40	461,450
350,000		State of California General Obligation, 7.63%, due 03/01/40	458,105
70,000		State of Connecticut, Series C, 5.00%, due 07/15/24	79,849
1,600,000		State of Illinois General Obligation, 4.96%, due 03/01/16	1,706,688
1,600,000		State of Illinois General Obligation, 5.37%, due 03/01/17	1,741,488
2,325,000		State of Illinois General Obligation, 5.67%, due 03/01/18	2,534,203
1,000,000		State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,053,830
1,200,000		State of Kentucky Property & Building Commission, 4.40%, due 11/01/20	1,236,036
2,400,000		State of Kentucky Property & Building Commission, 5.37%, due 11/01/25	2,503,200
210,000		Utah Transit Authority, 5.00%, due 06/15/42	210,279

			48,788,932

		Sovereign Debt Obligations — 3.9%

904,000		Hungary Government International Bond, 5.75%, due 11/22/23	913,040
6,500,000	EUR	Italy Buoni Ordinari del Tesoro BOT, 0.50%, due 02/28/14‡‡	8,949,381
3,300,000	EUR	Italy Buoni Ordinari del Tesoro BOT, 0.79%, due 10/14/14‡‡	4,519,136
2,500,000		Korea Housing Finance Corp., Reg S, 4.13%, due 12/15/15‡‡‡	2,641,405
44,672,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	3,456,575
19,860,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,701,787
140,000		Mexico Government International Bond, 4.75%, due 03/08/44	126,875
2,600,000		Province of Ontario Canada, 2.70%, due 06/16/15	2,686,476
750,750		Russian Foreign - Eurobond, 7.50%, due 03/31/30††	876,275
880,000		South Africa Government International Bond, 5.88%, due 09/16/25	917,840
500,000	EUR	Spain Government International Bond, 4.00%, due 07/30/15	715,280
1,500,000		Spain Government International Bond, 4.00%, due 03/06/18 144A	1,530,750
2,900,000	EUR	Spain Letras del Tesoro, 0.52%, due 03/14/14‡‡	3,991,894
1,600,000	EUR	Spain Letras del Tesoro, 0.64%, due 04/16/14‡‡	2,200,651
3,400,000	EUR	Spain Letras del Tesoro, 0.74%, due 06/20/14‡‡	4,668,809
103,000		Turkey Government International Bond, 5.63%, due 03/30/21	103,927
215,000		Turkey Government International Bond, 6.25%, due 09/26/22	223,815

See accompanying Notes to the Schedule of Investments.	77

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	Sovereign Debt Obligations — continued

280,000	Turkey Government International Bond, 7.00%, due 03/11/19	307,650

		40,531,566

	U.S. Government and Agency Obligations — 26.8%

346,367	FHLMC, 1.86%, due 02/01/37†	368,662
90,000	Financing Corp. FICO STRIPS, (PO), Series 11, 1.68%, due 02/08/18‡‡	84,160
280,000	Financing Corp. FICO STRIPS, (PO), Series B, 1.84%, due 04/06/18‡‡	259,459
350,000	Financing Corp. FICO STRIPS, (PO), Series 1, 1.88%, due 05/11/18‡‡	323,313
270,000	Financing Corp. FICO STRIPS, (PO), Series 7, 1.96%, due 08/03/18‡‡	247,513
150,000	Financing Corp. FICO STRIPS, (PO), Series 7, 1.96%, due 08/03/18‡‡	137,507
140,000	Financing Corp. FICO STRIPS, (PO), Series 8, 1.96%, due 08/03/18‡‡	128,340
330,000	Financing Corp. FICO STRIPS, (PO), Series D, 1.96%, due 08/03/18‡‡	302,516
330,000	Financing Corp. FICO STRIPS, (PO), Series E, 2.07%, due 11/02/18‡‡	299,704
50,000	Financing Corp. FICO STRIPS, (PO), Series 19, 2.23%, due 06/06/19‡‡	44,549
150,000	Financing Corp. FICO STRIPS, (PO), Series 15, 2.26%, due 03/07/19‡‡	134,103
20,000	Financing Corp. FICO STRIPS, (PO), Series D, 2.67%, due 09/26/19‡‡	17,318
257,398	FNMA, 1.33%, due 08/01/37†	275,361
73,601	FNMA, 2.52%, due 09/01/35†	77,855
2,300,000	FNMA, 2.98%, due 10/09/19‡‡	1,958,455
1,235,000	FNMA, 6.63%, due 11/15/30	1,610,897
1,056,218	GNMA, 0.55%, due 12/20/60†	1,049,422
1,844,859	GNMA, 0.62%, due 02/20/61†	1,828,451
1,763,912	GNMA, 0.67%, due 01/20/61†	1,762,296
437,074	GNMA, 0.67%, due 03/20/61†	436,656
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	203,522
2,064,000	U.S. Treasury Bond, 2.75%, due 08/15/42	1,636,042
1,450,000	U.S. Treasury Bond, 3.63%, due 08/15/43	1,369,683
4,440,000	U.S. Treasury Bond, 3.75%, due 11/15/43	4,292,232
3,818,215	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/22	3,673,539
2,539,175	U.S. Treasury Inflation Indexed Bond, 0.13%, due 07/15/22	2,434,632
1,113,079	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/23	1,052,207
12,435,100	U.S. Treasury Inflation Indexed Bond, 0.38%, due 07/15/23	12,002,296
8,541,760	U.S. Treasury Inflation Indexed Bond, 1.13%, due 01/15/21(a)	8,985,863
535,490	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	573,434
111,489	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	119,576
2,528,120	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/14	2,527,824
4,832,490	U.S. Treasury Inflation Indexed Bond, 2.00%, due 07/15/14	4,941,975
1,858,666	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	2,091,871
5,400,000	U.S. Treasury Note, 0.25%, due 08/31/14	5,404,957
4,000,000	U.S. Treasury Note, 0.25%, due 09/15/14	4,003,672
5,300,000	U.S. Treasury Note, 0.25%, due 07/31/15	5,300,207
30,000	U.S. Treasury Note, 0.25%, due 10/31/15	29,960
7,600,000	U.S. Treasury Note, 0.38%, due 02/15/16	7,594,064
4,000,000	U.S. Treasury Note, 0.38%, due 03/15/16	3,994,220
2,100,000	U.S. Treasury Note, 0.50%, due 08/15/14	2,105,086
1,300,000	U.S. Treasury Note, 0.63%, due 07/15/14(a) (b)	1,303,708
5,250,000	U.S. Treasury Note, 0.63%, due 10/15/16	5,240,770
18,700,000	U.S. Treasury Note, 0.63%, due 12/15/16	18,624,770

78	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**	Description	Value ($)

	U.S. Government and Agency Obligations — continued

2,250,000	U.S. Treasury Note, 0.75%, due 10/31/17	2,209,570
1,000,000	U.S. Treasury Note, 0.75%, due 12/31/17	977,969
22,300,000	U.S. Treasury Note, 1.00%, due 08/31/16	22,511,672
69,280,000	U.S. Treasury Note, 1.38%, due 06/30/18	68,757,698
2,350,000	U.S. Treasury Note, 1.38%, due 07/31/18	2,329,163
5,600,000	U.S. Treasury Note, 1.38%, due 05/31/20	5,308,190
2,700,000	U.S. Treasury Note, 1.50%, due 06/30/16	2,762,543
14,850,000	U.S. Treasury Note, 1.50%, due 07/31/16	15,191,090
4,800,000	U.S. Treasury Note, 1.75%, due 05/15/23	4,326,936
100,000	U.S. Treasury Note, 1.88%, due 08/31/17	102,672
10,000,000	U.S. Treasury Note, 2.00%, due 09/30/20	9,776,170
5,340,000	U.S. Treasury Note, 2.00%, due 11/30/20	5,198,992
18,400,000	U.S. Treasury Note, 2.00%, due 11/15/21	17,565,523
4,700,000	U.S. Treasury Note, 2.13%, due 02/29/16	4,872,213
320,000	U.S. Treasury Note, 2.75%, due 11/15/23	313,075
10,135,000	U.S. Treasury Note, 2.88%, due 05/15/43	8,216,475
510,000	U.S. Treasury Note, 3.63%, due 08/15/19	555,820

		281,828,418

	TOTAL DEBT OBLIGATIONS (COST $1,119,215,985)	1,127,722,815

Shares	Description	Value ($)

	PREFERRED STOCKS — 0.4%

	Banks — 0.1%

600	Wells Fargo & Co., 7.50% Class A	663,000

	Diversified Financial Services — 0.3%

111,125	Citigroup Capital XIII, 7.88%†	3,028,156
14,902	GMAC Capital Trust I, 8.125%†	398,480

		3,426,636

	TOTAL PREFERRED STOCKS (COST $3,715,663)	4,089,636

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

17,100,000	OTC 10-Year Interest Rate Swaption with Bank of America Securities LLC, Strike Price $2.40, Expires 05/19/14	6,891

	TOTAL CALL OPTIONS PURCHASED (COST $45,742)	6,891

	Put Options — 0.0%

23,000	U.S. Treasury Note 10-Year Futures Option with Barclays Capital, Inc., Strike Price $125.00, Expires 01/24/14	46,359

See accompanying Notes to the Schedule of Investments.	79

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Notional	Description	Value ($)

	Put Options — continued

19,000	U.S. Treasury Note 30-Year Futures Option with Barclays Capital, Inc., Strike Price $131.00, Expires 01/24/14	54,922

	TOTAL PUT OPTIONS PURCHASED (COST $43,918)	101,281

	TOTAL OPTIONS PURCHASED (COST $89,660)	108,172

Par Value**	Description	Value ($)

	SHORT-TERM INVESTMENTS — 6.4%

	Bank Deposit — 3.6%

37,725,457	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/14	37,725,457

	TOTAL BANK DEPOSITS (COST $37,725,457)	37,725,457

	Certificates of Deposit — 0.0%

200,000	Ford Motor Credit Co., 0.85%, due 06/02/14‡‡	199,291
200,000	Ford Motor Credit Co., 0.91%, due 07/01/14‡‡	199,095

	TOTAL CERTIFICATES OF DEPOSIT (COST $398,386)	398,386

	Repurchase Agreement — 1.0%

10,700,000	HSBC (Dated 12/31/2013. Collateralized by a U.S. Treasury Note, with a rate of 1.875% with a maturity of 06/30/2015, valued at $11,019,769. Repurchase proceeds are $10,700,012), 0.02%, due 01/02/14	10,700,000

	Securities Lending Collateral — 0.3%

2,963,745	State Street Navigator Securities Lending Prime Portfolio***	2,963,745

	TOTAL SECURITIES LENDING COLLATERAL (COST $2,963,745)	2,963,745

	U.S. Government and Agency Obligations — 1.5%

3,800,000	FHLMC Discount Notes, 0.08%, due 01/27/14‡‡	3,799,769
2,100,000	FHLMC Discount Notes, 0.11%, due 01/21/14‡‡	2,099,872
10,000,000	FHLMC Discount Notes, 0.16%, due 11/17/14‡‡	9,985,778
250,000	FNMA Discount Note, 0.12%, due 02/24/14‡‡	249,955

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $16,135,374)	16,135,374

	TOTAL SHORT-TERM INVESTMENTS (COST $67,922,962)	67,922,962

	TOTAL INVESTMENTS — 114.0% (Cost $1,190,944,270)	1,199,843,585

	Other Assets and Liabilities (net) — (14.0)%	(146,971,131)

	NET ASSETS — 100.0%	$1,052,872,454

	Notes to Schedule of Investments:

	FICO — Financing Corporation

	FHLB — Federal Home Loan Bank

	FHLMC — Federal Home Loan Mortgage Corporation

80	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

PIK — Payment In Kind

PO — Principal Only

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

(a)	All or a portion of this security is held for open futures collateral.

(b)	All or a portion of this security is held for open swaps collateral.

¤	Illiquid security. The total market value of the securities at period end is $11,483,072 which represents 1.1% of net assets. The aggregate tax cost of these securities held at December 31, 2013 was $11,388,442.

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $3,293,187 which represents 0.3% of net assets. The aggregate tax cost of these securities held at December 31, 2013 was $3,932,311.

†	Floating rate note. Rate shown is as of December 31, 2013.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $54,459,570 which represents 5.2% of net assets.

See accompanying Notes to the Schedule of Investments.	81

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

A summary of outstanding financial instruments at December 31, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
01/03/14	BRL	Morgan Stanley & Co., Inc.	171,189	$72,561	$(516)
01/02/14	EUR	Citibank N.A.	4,779,000	6,585,221	5,971

					$5,455

Sales
01/03/14	BRL	Morgan Stanley & Co., Inc.	171,189	$72,561	$26
01/02/14	EUR	Bank of America N.A.	4,779,000	6,585,221	(116,796)
02/04/14	EUR	Citibank N.A.	4,779,000	6,585,125	(6,024)
02/28/14	EUR	Goldman Sachs	896,000	1,234,625	(35,178)
03/14/14	EUR	Goldman Sachs	1,393,000	1,919,451	(58,683)
02/28/14	EUR	Royal Bank of Scotland Plc	5,600,000	7,716,405	(286,941)
03/14/14	EUR	Royal Bank of Scotland Plc	2,887,000	3,978,072	(117,943)
04/01/14	EUR	UBS AG	3,300,000	4,547,136	(84,464)

					$(706,003)

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
164	Euro Dollar 90 Day	March 2015	$40,782,700	$(30,734)
397	Euro Dollar 90 Day	December 2015	98,133,438	54,316
209	Euro Dollar 90 Day	March 2016	51,502,825	31,121
397	Euro Dollar 90 Day	June 2016	97,518,088	(204,057)
286	Euro Dollar 90 Day	September 2015	70,877,950	345,998
119	Euro Dollar 90 Day	June 2015	29,549,188	(34,071)
31	U.S. Long Bond	March 2014	3,977,688	(25,538)
133	U.S. Treasury Note 5 Yr.	March 2014	15,868,563	(146,203)
23	U.S. Ultra Long	March 2014	3,133,750	(50,965)

				$(60,133)

Sales
68	Euro Dollar 90 Day	December 2015	$16,808,750	$18,279
68	U.S. Treasury Note 10 Yr.	March 2014	8,367,188	65,873
20	U.S. Treasury Note 2 Yr.	March 2014	4,396,250	8,841

				$92,993

82	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Written Options

Type of Contract	Counterparty	Number of Contracts	Premiums Received	Value at December 31, 2013
CALL — OTC 10-Year Interest Rate Swaption Strike @ $2.50 Expires 01/27/2014	Royal Bank of Scotland Plc	22,300,000	$144,950	$(22)
PUT — Euro Dollar Mid-Curve 3-Year Futures Strike @ $97.38 Expires 03/14/2014	Credit Suisse Securities LLC	31	10,890	(15,500)
PUT — OTC 10-Year Interest Rate Swaption Strike @ $3.50 Expires 01/27/2014	Royal Bank of Scotland Plc	22,300,000	181,188	(9,857)
PUT — OTC 10-Year Interest Rate Swaption Strike @ $3.90 Expires 05/19/2014	Bank of America Securities LLC	17,100,000	58,140	(70,281)
PUT — OTC 5-Year Interest Rate Swaption Strike @ $2.50 Expires 09/21/2015	Royal Bank of Scotland Plc	9,700,000	184,300	(388,378)
PUT — U.S. Treasury Note 10-Year Futures Strike @ $122.50 Expires 01/24/2014	Barclays Capital, Inc.	46	12,069	(17,250)
PUT — U.S. Treasury Note 30-Year Futures Strike @ $127.00 Expires 01/24/2014	Barclays Capital, Inc.	39	14,030	(20,719)
TOTAL			$605,567	$(522,007)

Interest Rate Swaps

Description	Notional Amount		Unrealized Appreciation (Depreciation)	Value
Agreement with Bank of America N.A. dated 07/06/12 receiving a fixed rate of 8.44% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/15.	$	BRL 40,800,000	$(210,359)	$(176,145)
Agreement with HSBC Bank USA dated 10/15/12 receiving a fixed rate of 8.075% paying the notional amount multiplied by the BRL-CDI rate. Expiring 01/02/2015.		BRL 4,200,000	(41,340)	(33,268)

				$(209,413)

See accompanying Notes to the Schedule of Investments.	83

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
$1,500,000	09/20/16	Morgan Stanley Capital Services LLC	$(9,953)
4,400,000	03/20/21	Goldman Sachs	146,244
2,800,000	09/20/16	Bank of America N.A.	63,188
400,000	12/20/15	Deutsche Bank AG	(7,070)

			$192,409

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Receive	3-Month USD LIBOR	2.75%	06/19/43	Morgan Stanley & Co., Inc.	$2,800,000	$446,027
Receive	3-Month USD LIBOR	3.50%	12/18/43	Morgan Stanley & Co., Inc.	15,600,000	438,990
						$885,017

Centrally Cleared Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
$39,300,000	12/20/18	Morgan Stanley & Co., Inc.	$216,751

84	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

(formerly known as Mercer Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	107.2
Preferred Stocks	0.4
Swaps	0.1
Options Purchased	0.0
Futures Contracts	0.0
Written Options	0.0
Forward Foreign Currency Contracts	(0.1)
Short-Term Investments	6.4
Other Assets and Liabilities (net)	(14.0)

100.0%

See accompanying Notes to the Schedule of Investments.	85

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 95.1%

		Corporate Debt — 48.1%

150,000		Abengoa Finance SAU, 7.75%, due 02/01/20 144A	155,250
250,000		Abengoa Finance SAU, 8.88%, due 11/01/17 144A	270,000
400,000		Alcatel-Lucent USA, Inc., 6.75%, due 11/15/20 144A	416,500
100,000		Alere, Inc., 6.50%, due 06/15/20	102,750
200,000		Alere, Inc., 7.25%, due 07/01/18	220,750
600,000		Ally Financial, Inc., 7.50%, due 09/15/20	701,250
200,000		Altice Financing SA, 6.50%, due 01/15/22 144A	202,500
600,000		ArcelorMittal, 6.13%, due 06/01/18	660,750
100,000	EUR	Ardagh Packaging Finance Plc, 7.38%, due 10/15/17 144A	147,964
200,000	EUR	Ardagh Packaging Finance Plc, 9.25%, due 10/15/20 144A	300,737
300,000	EUR	Avis Budget Finance Plc, 6.00%, due 03/01/21 144A	441,288
100,000		Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 6.00%, due 10/15/21 144A	102,250
600,000		Bank of America Corp., Series M, 8.13%, due 12/31/49†	674,372
200,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18 144A	185,000
100,000		Blackboard, Inc., 7.75%, due 11/15/19 144A	99,750
400,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	414,000
100,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22	104,500
100,000	EUR	Cable Communications Systems NV, 7.50%, due 11/01/20 144A	141,929
100,000		Caesars Entertainment Operating Co., Inc., 9.00%, due 02/15/20	97,750
200,000		Caesars Entertainment Operating Co., Inc., 11.25%, due 06/01/17	204,000
100,000		Calpine Corp., 6.00%, due 01/15/22 144A	103,000
267,000		Calpine Corp., 7.50%, due 02/15/21 144A	292,699
300,000	EUR	Capsugel FinanceCo SCA, 9.88%, due 08/01/19 144A	463,508
150,000		Carrizo Oil & Gas, Inc., 7.50%, due 09/15/20	165,000
100,000		Carrizo Oil & Gas, Inc., 8.63%, due 10/15/18	108,750
200,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	187,750
200,000	EUR	Cegedim SA, 6.75%, due 04/01/20 144A	284,602
250,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	283,125
200,000		Cemex SAB de CV, 9.00%, due 01/11/18 144A	220,500
100,000		CenturyLink, Inc., 6.75%, due 12/01/23	101,750
300,000		CGG, 6.50%, due 06/01/21	309,000
300,000		CHC Helicopter SA, 9.25%, due 10/15/20	324,750
100,000		CHC Helicopter SA, 9.38%, due 06/01/21	103,000
600,000		Chesapeake Energy Corp., 6.13%, due 02/15/21	646,500
150,000		CHS/Community Health Systems, Inc., 5.13%, due 08/15/18	155,250
200,000		CHS/Community Health Systems, Inc., 7.13%, due 07/15/20	207,750
500,000		CIT Group, Inc., 5.50%, due 02/15/19 144A	538,750
450,000		Clear Channel Communications, Inc., 9.00%, due 03/01/21	456,750
300,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	316,875
300,000		CONSOL Energy, Inc., 8.25%, due 04/01/20	326,250
150,000		Crosstex Energy, LP/Crosstex Energy Finance Corp., 7.13%, due 06/01/22	171,375
500,000		CSC Holdings LLC, 6.75%, due 11/15/21	541,250
100,000		Darling Escrow Corp., 5.38%, due 01/15/22 144A	100,875
350,000		Del Monte Corp., 7.63%, due 02/15/19	364,438
200,000	EUR	Deutsche Raststaetten Gruppe IV GmbH, 6.75%, due 12/30/20 144A	289,369
200,000		Digicel Group, Ltd., 8.25%, due 09/30/20 144A	208,250
200,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	193,500
600,000		DISH DBS Corp., 5.13%, due 05/01/20	603,000

86	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

100,000		Dole Food Co., Inc., 7.25%, due 05/01/19 144A	99,875
350,000		E*TRADE Financial Corp., 6.38%, due 11/15/19	377,562
300,000		eAccess, Ltd., 8.25%, due 04/01/18 144A	329,250
300,000		Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp., 8.38%, due 06/01/19	328,500
300,000	EUR	Edcon Pty, Ltd., 9.50%, due 03/01/18 144A	425,786
300,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	290,250
100,000	EUR	Empark Funding SA, 6.75%, due 12/15/19 144A	141,757
400,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	451,000
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18	270,000
400,000		Equinix, Inc., 4.88%, due 04/01/20	400,000
200,000	EUR	Findus Bondco SA, 9.13%, due 07/01/18 144A	304,527
400,000		First Data Corp., 8.25%, due 01/15/21 144A	427,500
200,000		First Data Corp., 11.25%, due 01/15/21 144A	221,750
500,000		FMG Resources August 2006 Pty, Ltd., 8.25%, due 11/01/19 144A	563,125
450,000		FQM Akubra, Inc., 8.75%, due 06/01/20 144A	490,500
200,000		Freescale Semiconductor, Inc., 8.05%, due 02/01/20	216,000
200,000		Frontier Communications Co., Senior Note, 7.88%, due 01/15/27	193,000
200,000		Frontier Communications Corp., 7.63%, due 04/15/24	200,500
300,000		Gannett Co., Inc., 5.13%, due 07/15/20 144A	305,250
100,000		Gannett Co., Inc., 6.38%, due 10/15/23 144A	103,750
300,000		Goodyear Tire & Rubber Co. (The), 6.50%, due 03/01/21	319,500
400,000		Halcon Resources Corp., 8.88%, due 05/15/21	406,000
400,000		HCA, Inc., 5.88%, due 05/01/23	396,000
200,000		HCA, Inc., 6.50%, due 02/15/20	220,250
200,000		Hertz Corp. (The), 6.25%, due 10/15/22	207,500
200,000		Hertz Corp. (The), 6.75%, due 04/15/19	216,500
100,000		Ineos Finance Plc, 7.50%, due 05/01/20 144A	110,125
100,000		INEOS Group Holdings SA, 6.13%, due 08/15/18 144A	100,750
200,000	GBP	Infinis Plc, 7.00%, due 02/15/19 144A	355,265
700,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23 144A	668,500
250,000		InterGen NV, 7.00%, due 06/30/23 144A	260,000
100,000	EUR	Jarden Corp., 7.50%, due 01/15/20	148,130
100,000		JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 06/01/21 144A	104,500
200,000		JBS USA LLC/JBS USA Finance, Inc., 8.25%, due 02/01/20 144A	218,000
400,000		JPMorgan Chase & Co., 6.00%, due 12/31/49†	384,500
400,000		KB Home, 7.50%, due 09/15/22	423,000
300,000		Kinder Morgan Finance Co. LLC, 6.00%, due 01/15/18 144A	330,235
100,000		Kinder Morgan Inc/DE, 5.00%, due 02/15/21 144A	98,999
200,000	EUR	KraussMaffei Group GmbH, 8.75%, due 12/15/20 144A	308,661
250,000		Landry’s, Inc., 9.38%, due 05/01/20 144A	273,750
400,000		Linn Energy LLC/Linn Energy Finance Corp., 7.00%, due 11/01/19 144A	406,000
200,000	EUR	Loxam SAS, 7.38%, due 01/24/20 144A	296,259
250,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	256,250
200,000		Meritor, Inc., 6.75%, due 06/15/21	205,000
100,000		Meritor, Inc., 10.63%, due 03/15/18	106,750
500,000		MGM Resorts International, 6.75%, due 10/01/20	536,250
200,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21	210,000
400,000		Millicom International Cellular SA, 6.63%, due 10/15/21 144A	415,800
200,000	EUR	Mobile Challenger Intermediate Group SA, 8.75%, due 03/15/19 144A	287,991

See accompanying Notes to the Schedule of Investments.	87

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

200,000		Murray Energy Corp., 8.63%, due 06/15/21 144A	208,000
200,000		Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.88%, due 03/15/22 144A	207,000
200,000	GBP	New Look Bondco I Plc, 8.75%, due 05/14/18 144A	351,373
100,000		Nielsen Co. Luxembourg SARL (The), 5.50%, due 10/01/21 144A	101,750
300,000	EUR	Nokia Siemens Networks Finance BV, 7.13%, due 04/15/20 144A	472,908
300,000		Novelis, Inc., 8.75%, due 12/15/20	335,250
300,000		Nuveen Investments, Inc., 9.50%, due 10/15/20 144A	302,250
150,000		Offshore Group Investment, Ltd., 7.13%, due 04/01/23	153,750
200,000		Offshore Group Investment, Ltd., 7.50%, due 11/01/19	218,500
300,000		Olin Corp., 5.50%, due 08/15/22	300,750
300,000		Orion Engineered Carbons Finance & Co. SCA, 9.25%, due 08/01/19 144A	315,000
100,000		Paris Las Vegas Holding LLC/Harrahs Las Vegas LLC/Flamingo Las Vegas Holding, 8.00%, due 10/01/20 144A	104,500
250,000		PBF Holding Co. LLC/PBF Finance Corp., 8.25%, due 02/15/20	272,500
500,000		Peabody Energy Corp., 6.00%, due 11/15/18	535,000
200,000		Penn Virginia Corp., 8.50%, due 05/01/20	216,000
200,000		Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, 6.50%, due 05/15/21 144A	208,000
79,000		Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, 8.38%, due 06/01/20	87,493
100,000		Post Holdings, Inc., 6.75%, due 12/01/21 144A	103,750
200,000		Post Holdings, Inc., 7.38%, due 02/15/22 144A	215,000
300,000		QEP Resources, Inc., 5.38%, due 10/01/22	290,250
300,000		QR Energy, LP/QRE Finance Corp., 9.25%, due 08/01/20	312,000
250,000		Quicksilver Resources, Inc., 7.00%, due 06/21/19† 144A	246,250
200,000		Radio One, Inc., 12.50%, due 05/24/16	201,000
300,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	421,653
300,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	307,500
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	431,000
100,000		Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	102,551
300,000	EUR	Royal Bank of Scotland Plc (The), 6.93%, due 04/09/18	470,677
400,000		Sabine Pass Liquefaction LLC, 5.63%, due 02/01/21 144A	393,000
100,000		Salix Pharmaceuticals, Ltd., 6.00%, due 01/15/21 144A	102,750
200,000		Samson Investment Co., 10.50%, due 02/15/20 144A	219,000
300,000		Sanchez Energy Corp., 7.75%, due 06/15/21 144A	308,250
400,000		SLM Corp., 5.50%, due 01/15/19	415,555
200,000		SLM Corp., 8.45%, due 06/15/18	233,750
500,000		Sprint Communications, Inc., 6.00%, due 11/15/22	490,000
300,000		Sprint Communications, Inc., 7.00%, due 03/01/20 144A	336,000
200,000		Sprint Corp., 7.13%, due 06/15/24 144A	203,500
100,000		Sprint Corp., 7.88%, due 09/15/23 144A	107,750
100,000		SRA International, Inc., 11.00%, due 10/01/19	104,500
100,000		T-Mobile USA, Inc., 6.13%, due 01/15/22	102,000
100,000		T-Mobile USA, Inc., 6.50%, due 01/15/24	101,500
200,000		T-Mobile USA, Inc., 6.54%, due 04/28/20	213,250
400,000	EUR	Telecom Italia Spa, 5.38%, due 01/29/19	588,911

88	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Corporate Debt — continued

200,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	216,000
500,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 144A	370,000
200,000		Toll Brothers Finance Corp., 5.63%, due 01/15/24	202,000
2,880,000	ZAR	Transnet SOC, Ltd., 9.50%, due 05/13/21	272,334
300,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	427,936
300,000	EUR	US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, due 02/01/21 144A	434,087
400,000		Valeant Pharmaceuticals International, 6.38%, due 10/15/20 144A	423,500
100,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	100,750
100,000		Visant Corp., 10.00%, due 10/01/17	97,500
250,000		W&T Offshore, Inc., 8.50%, due 06/15/19	265,625
500,000		Wind Acquisition Finance SA, 11.75%, due 07/15/17 144A	532,500

			42,874,856

		Sovereign Debt Obligations — 47.0%

150,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/18	306,152
280,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/20	577,079
90,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/22	186,483
170,000,000	CLP	Bonos del Banco Central de Chile en Pesos, 6.00%, due 02/01/16	341,051
2,300,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/17	924,016
2,200,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/18	862,292
5,850,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/23	2,100,461
12,020,000	HUF	Hungary Government Bond, 5.50%, due 12/22/16	58,212
104,980,000	HUF	Hungary Government Bond, 5.50%, due 12/20/18	504,525
125,000,000	HUF	Hungary Government Bond, 6.00%, due 11/24/23	596,366
70,000,000	HUF	Hungary Government Bond, 6.50%, due 06/24/19	350,784
7,290,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	35,406
84,500,000	HUF	Hungary Government Bond, 7.75%, due 08/24/15	419,465
3,000,000,000	IDR	Indonesia Treasury Bond, 5.25%, due 05/15/18	222,025
11,500,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	781,242
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	568,980
4,578,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	296,729
5,228,000,000	IDR	Indonesia Treasury Bond, 7.88%, due 04/15/19	425,930
1,407,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	115,757
4,179,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	346,990
1,600,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	480,811
1,524,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	440,478
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	34,887
700,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	211,921
525,000	MYR	Malaysia Government Bond, 3.84%, due 08/12/15	161,618
550,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	160,201
3,300,000	MYR	Malaysia Government Bond, 4.01%, due 09/15/17	1,020,206
800,000	MYR	Malaysia Government Bond, 4.38%, due 11/29/19	249,156
9,000,000	MXN	Mexican Bonos, 7.25%, due 12/15/16	740,924
12,980,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	1,039,506
8,500,000	MXN	Mexican Bonos, 8.00%, due 12/17/15	699,975
5,000,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	428,446

See accompanying Notes to the Schedule of Investments.	89

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value**		Description	Value ($)

		Sovereign Debt Obligations — continued

9,500,000	MXN	Mexican Bonos, 8.00%, due 12/07/23	808,220
13,320,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	1,157,716
3,300,000	MXN	Mexican Bonos, 10.00%, due 12/05/24	322,367
1,000,000	PEN	Peruvian Government International Bond, 7.84%, due 08/12/20	407,981
915,000	PEN	Peruvian Government International Bond, 8.20%, due 08/12/26	385,032
1,272,000	PLN	Poland Government Bond, 3.75%, due 04/25/18	425,249
920,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	297,163
2,863,000	PLN	Poland Government Bond, 5.75%, due 10/25/21	1,045,119
1,061,000	PLN	Poland Government Bond, 5.75%, due 09/23/22	388,472
1,100,000	PLN	Poland Government Bond, 5.75%, due 04/25/29	407,927
360,000	RON	Romania Government Bond, 5.80%, due 07/26/27	114,632
700,000	RON	Romania Government Bond, 5.90%, due 07/26/17	227,532
33,000,000	RUB	Russian Federal Bond - OFZ, 5.50%, due 08/08/18††	941,795
19,000,000	RUB	Russian Federal Bond - OFZ, 6.88%, due 07/15/15	583,704
27,300,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28	777,215
10,000,000	RUB	Russian Federal Bond - OFZ, 7.35%, due 01/20/16	311,908
21,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 04/19/17	655,371
25,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 06/14/17	776,780
30,000,000	RUB	Russian Federal Bond - OFZ, 7.60%, due 04/14/21	927,115
25,000,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	787,432
702,500	ZAR	South Africa Government Bond, 6.50%, due 02/28/41	49,526
2,734,700	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	248,597
3,965,000	ZAR	South Africa Government Bond, 7.00%, due 02/28/31	316,227
11,981,000	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	1,132,904
4,100,000	ZAR	South Africa Government Bond, 7.75%, due 02/28/23	388,316
7,180,000	ZAR	South Africa Government Bond, 8.00%, due 12/21/18	709,486
3,271,000	ZAR	South Africa Government Bond, 8.50%, due 01/31/37	295,044
6,500,000	ZAR	South Africa Government Bond, 8.75%, due 12/21/14	642,377
5,377,500	ZAR	South Africa Government Bond, 8.75%, due 02/28/48	487,704
10,557,000	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	1,189,512
27,000,000	THB	Thailand Government Bond, 3.25%, due 06/16/17	828,997
10,700,000	THB	Thailand Government Bond, 3.58%, due 12/17/27	307,674
39,190,000	THB	Thailand Government Bond, 3.63%, due 05/22/15	1,210,521
34,955,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	1,043,214
19,290,000	THB	Thailand Government Bond, 3.65%, due 12/17/21	583,776
2,000,000	THB	Thailand Government Bond, 3.78%, due 06/25/32	56,822
20,000,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	623,450
7,920,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	258,273
1,908,000	TRY	Turkey Government Bond, 6.50%, due 01/07/15	862,618
2,500,000	TRY	Turkey Government Bond, 9.00%, due 03/05/14	1,167,931
1,600,000	TRY	Turkey Government Bond, 9.00%, due 03/08/17	725,641
1,458,338	TRY	Turkey Government Bond, 9.50%, due 01/12/22	655,147
250,000	TRY	Turkey Government Bond, 10.00%, due 06/17/15	116,605
1,177,000	TRY	Turkey Government Bond, 10.50%, due 01/15/20	561,246

			41,898,412

		TOTAL DEBT OBLIGATIONS (COST $83,735,402)	84,773,268

90	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares		Description	Value ($)

		PREFERRED STOCK — 0.1%

		Diversified Financial Services — 0.1%

2,000		GMAC Capital Trust I, 8.125%†	53,480

		TOTAL PREFERRED STOCK (COST $52,080)	53,480

Par Value**		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.5%

		Bank Deposit — 1.5%

1,304,351		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/14	1,304,351

		TOTAL BANK DEPOSITS (COST $1,304,351)	1,304,351

		TOTAL INVESTMENTS — 96.7% (Cost $85,091,833)	86,131,099

		Other Assets and Liabilities (net) — 3.3%	2,909,838

		NET ASSETS — 100.0%	$89,040,937

		Notes to Schedule of Investments:

	**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

	†	Floating rate note. Rate shown is as of December 31, 2013.

	††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

		144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $21,009,958 which represents 23.6% of net assets.

See accompanying Notes to the Schedule of Investments.	91

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

A summary of outstanding financial instruments at December 31, 2013 is as follows:

Cross Currency Foreign Currency Contracts

Settlement Date	Deliver/Recieve	Counterparty	Contract Amount Purchased	Contract Amount Sold	Net Unrealized Appreciation (Depreciation)
03/19/14	PLN/Euro	Citibank N.A.	2,675,000	$635,098	$(7,262)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
03/06/14	BRL	Citibank N.A.	2,982,000	$1,245,031	$(16,070)
03/06/14	BRL	Goldman Sachs	454,000	189,552	1,716
03/19/14	CLP	Citibank N.A.	611,150,000	1,153,296	15,214
03/19/14	CLP	Goldman Sachs	581,802,000	1,097,913	(3,671)
03/19/14	COP	Citibank N.A.	1,310,000,000	675,348	(5,243)
12/04/14	EUR	Deutsche Bank AG	200,000	275,732	722
12/11/14	EUR	Deutsche Bank AG	110,573	152,446	198
09/04/14	EUR	JPMorgan Chase Bank	100,000	137,830	4,964
12/11/14	GBP	Deutsche Bank AG	222,000	366,542	5,725
03/19/14	HUF	Citibank N.A.	165,787,000	765,768	22,495
03/19/14	IDR	Citibank N.A.	31,015,300,000	2,513,823	(132,994)
02/19/14	KRW	Goldman Sachs	1,204,300,000	1,137,581	10,803
03/19/14	MXN	Goldman Sachs	3,768,000	285,954	(1,528)
02/19/14	MYR	Citibank N.A.	1,697,000	516,591	(9,557)
02/19/14	MYR	Goldman Sachs	3,551,733	1,081,197	(31,484)
03/19/14	NGN	Citibank N.A.	300,300,000	1,832,410	14,614
02/19/14	PHP	Citibank N.A.	7,500,000	169,105	(5,740)
01/15/14	PHP	Citibank N.A.	42,550,000	958,887	(16,807)
03/19/14	PLN	Goldman Sachs	8,739,000	2,882,635	66,827
03/19/14	RON	Citibank N.A.	776,000	238,852	3,964
03/19/14	RUB	Citibank N.A.	35,890,000	1,079,254	(7,252)
02/19/14	TWD	Citibank N.A.	39,813,000	1,337,528	(28,411)
03/19/14	ZAR	Goldman Sachs	1,120,000	105,764	(1,050)

					$(112,565)

Sales
03/19/14	CLP	Citibank N.A.	1,743,370,000	$3,289,898	$64,672
03/19/14	CLP	Goldman Sachs	170,000,000	320,805	2,082
03/19/14	COP	Citibank N.A.	1,860,000,000	958,890	(6,509)
03/19/14	CZK	Goldman Sachs	8,000	403	(6)
03/19/14	EUR	Citibank N.A.	1,129,000	1,555,677	(6,586)
12/11/14	EUR	Deutsche Bank AG	442,408	609,943	(3,158)
12/04/14	EUR	Deutsche Bank AG	200,000	275,732	(4,712)
03/19/14	IDR	Citibank N.A.	4,963,270,000	402,278	10,937
03/19/14	ILS	Citibank N.A.	7,883,000	2,268,343	(33,236)
03/19/14	MXN	Citibank N.A.	1,578,000	119,755	(1,389)

92	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Forward Foreign Currency Contracts — continued

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
03/19/14	PLN	Goldman Sachs	562,000	$185,381	$135
01/15/14	RUB	Citibank N.A.	7,880,000	239,435	1,042
03/19/14	RUB	Goldman Sachs	2,331,000	70,096	(159)
03/19/14	SGD	Citibank N.A.	2,778,000	2,200,275	20,349
01/15/14	THB	Citibank N.A.	34,530,000	1,050,215	15,854
03/19/14	THB	Citibank N.A.	46,426,000	1,407,992	16,556
03/19/14	THB	Goldman Sachs	2,760,000	83,704	84
03/19/14	TRY	Citibank N.A.	210,000	96,170	5,285
03/19/14	ZAR	Citibank N.A.	16,177,000	1,527,627	7,422

					$88,663

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

See accompanying Notes to the Schedule of Investments.	93

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	48.1
Sovereign Debt Obligations	47.0
Preferred Stock	0.1
Cross Currency Foreign Currency Contracts	0.0
Forward Foreign Currency Contracts	0.0
Short-Term Investments	1.5
Other Assets and Liabilities (net)	3.3

100.0%

94	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 91.4%

	Bermuda — 1.0%

744,000	China Gas Holdings, Ltd.	1,093,871
536,000	COSCO Pacific, Ltd.	735,520
3,000	Credicorp, Ltd.	398,190
41,594	Dairy Farm International Holdings, Ltd.‡	395,143
10,297,000	GOME Electrical Appliances Holding, Ltd.‡	1,899,044
1,648,000	Sihuan Pharmaceutical Holdings Group, Ltd.	1,502,674

	Total Bermuda	6,024,442

	Brazil — 8.7%

690,595	AMBEV SA, ADR	5,075,873
498,400	AMBEV SA	3,658,912
67,800	Arteris SA	547,458
178,259	Banco Bradesco SA, ADR	2,233,585
309,700	Banco do Brasil SA	3,203,001
45,628	BB Seguridade Participacoes SA	473,831
426,041	BM&FBovespa SA	1,997,251
109,000	BR Malls Participacoes SA	787,729
109,200	BR Properties SA	860,918
41,500	BRF SA, ADR	866,105
66,700	CCR SA	502,388
49,700	CETIP SA - Mercados Organizados	509,798
43,200	Cia Brasileira de Distribuicao Grupo, ADR‡	1,929,744
48,400	Cia de Saneamento Basico do Estado, ADR	548,856
48,300	Cia Hering	612,131
25,700	Cia Paranaense de Energia, Sponsored ADR‡	337,698
128,719	Cielo SA	3,581,817
146,899	Companhia Energetica de Minas Gerais, Sponsored ADR‡	1,144,343
2,868	CPFL Energia SA	23,207
764	CPFL Energia SA, ADR	12,232
260,200	EcoRodovias Infraestrutura e Logistica SA	1,632,281
122,100	Even Construtora e Incorporadora SA	421,793
110,400	Fibria Celulose SA, Sponsored ADR* ‡	1,289,472
42,735	Grupo BTG Pactual	495,231
345,451	Itau Unibanco Holding SA, ADR	4,687,770
479,200	JBS SA	1,781,322
99,400	Kroton Educacional SA	1,654,104
57,600	Lojas Renner SA	1,489,287
193,800	MRV Engenharia e Participacoes SA	692,480
8,900	Multiplan Empreendimentos Imobiliarios SA	188,242
229,300	Petroleo Brasileiro SA, Sponsored ADR	3,368,417
254,900	Porto Seguro SA	3,214,274
184,562	Souza Cruz SA	1,886,103
63,900	Telefonica Brasil SA, ADR‡	1,228,158
158,900	Tim Participacoes SA	830,449
22,605	Totvs SA	354,130
17,300	Ultrapar Participacoes SA	410,272
40,300	Vale SA, ADR	564,603

	Total Brazil	55,095,265

See accompanying Notes to the Schedule of Investments.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — 3.3%

166,000	AAC Technologies Holdings, Inc.	806,049
862,000	Anta Sports Products, Ltd.‡	1,069,475
600,000	China Mengniu Dairy Co., Ltd.	2,851,523
228,000	China Resources Land, Ltd.	563,990
606,000	China Shanshui Cement Group, Ltd.	260,258
1,712,000	Country Garden Holdings Co., Ltd.	1,031,119
717,000	Evergrande Real Estate Group, Ltd.‡	272,791
1,740,000	Geely Automobile Holdings, Ltd.‡	839,284
285,500	Greentown China Holdings, Ltd.	435,959
78,500	Longfor Properties Co., Ltd.‡	109,746
20,000	MStar Semiconductor, Inc.	232,858
16,557	NetEase, Inc., ADR	1,301,380
221,000	Parkson Retail Group, Ltd.‡	68,121
354,473	Sands China, Ltd.	2,907,559
77,000	Shimao Property Holdings, Ltd.	176,369
1,136,000	Sino Biopharmaceutical, Ltd.	902,500
1,658,000	Soho China, Ltd.	1,419,845
90,400	Tencent Holdings, Ltd.	5,759,484

	Total Cayman Islands	21,008,310

	Chile — 1.6%

10,962,221	Banco de Chile	1,585,762
81,909,731	Banco Santander Chile	4,738,902
12,362	CAP SA	237,476
94,882	Empresas CMPC SA	231,151
18,229	Empresas COPEC SA	244,233
120,100	Enersis SA, Sponsored ADR	1,800,299
70,153	ENTEL Chile SA	953,264
18,672	SACI Falabella	167,726
17,223	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	445,731

	Total Chile	10,404,544

	China — 10.1%

5,082,000	Agricultural Bank of China, Ltd. Class H	2,497,169
21,124,000	Bank of China, Ltd. Class H	9,725,962
659,000	Bank of Communications Co., Ltd. Class H‡	464,052
2,064,000	China BlueChemical, Ltd. Class H	1,299,026
682,000	China Citic Bank Corp., Ltd. Class H	369,421
1,210,000	China Communications Services Corp., Ltd. Class H	749,057
12,833,000	China Construction Bank Corp. Class H	9,682,160
67,000	China Longyuan Power Group Corp. Class H	86,237
251,500	China Merchants Bank Co., Ltd. Class H	535,841
978,500	China Minsheng Banking Corp., Ltd. Class H‡	1,085,294
204,000	China Oilfield Services, Ltd. Class H	632,752
15,730	China Petroleum & Chemical Corp., ADR	1,292,534
3,104,000	China Petroleum & Chemical Corp. Class H	2,534,041
859,000	China Railway Construction Corp. Class H	855,261
1,961,000	China Railway Group, Ltd. Class H	1,014,169
846,500	China Shenhua Energy Co., Ltd. Class H	2,674,738

96	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	China — continued

172,000	China Southern Airlines Co., Ltd. Class H‡	67,214
2,366,000	China Telecom Corp., Ltd. Class H	1,196,159
1,322,000	Chongqing Rural Commercial Bank Class H‡	637,663
715,000	CSR Corp., Ltd. Class H‡	585,555
616,000	Dongfeng Motor Group Co., Ltd. Class H	959,701
339,000	Great Wall Motor Co., Ltd. Class H‡	1,866,877
785,600	Guangzhou R&F Properties Co., Ltd. Class H	1,148,954
15,451,000	Industrial & Commercial Bank of China Class H	10,441,817
1,440,000	Jiangsu Expressway Co., Ltd. Class H	1,775,451
1,043,000	Jiangxi Copper Co., Ltd. Class H‡	1,883,218
1,700	PetroChina Co., Ltd., ADR	186,558
1,052,000	PICC Property & Casualty Co., Ltd. Class H	1,560,277
98,000	Ping An Insurance Group Co. Class H	880,310
386,000	Sinopec Engineering Group Co., Ltd. Class H	576,480
4,248,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,216,258
108,004	Tsingtao Brewery Co., Ltd. Class H	915,152
2,596,000	Zhejiang Expressway Co., Ltd. Class H	2,460,822
95,000	Zhuzhou CSR Times Electric Co., Ltd. Class H	343,060

	Total China	64,199,240

	Colombia — 0.6%

25,100	Almacenes Exito SA	389,752
153,353	Cementos Argos SA	777,877
1,151,449	Ecopetrol SA	2,205,156
4,313	Ecopetrol SA, Sponsored ADR‡	165,835

	Total Colombia	3,538,620

	Czech Republic — 0.5%

56,130	CEZ AS	1,460,847
7,155	Komercni Banka AS	1,592,389

	Total Czech Republic	3,053,236

	Denmark — 0.1%

5,924	Carlsberg AS Class B	656,508

	Germany — 0.1%

11,913	HeidelbergCement AG	905,316

	Hong Kong — 4.6%

203,000	AIA Group, Ltd.	1,018,436
357,000	Cathay Pacific Airways, Ltd.	756,934
58,500	China Mobile, Ltd., Sponsored ADR	3,058,965
427,500	China Mobile, Ltd.	4,424,553
542,000	China Overseas Land & Investment, Ltd.‡	1,523,856
862,000	China Resources Power Holdings Co., Ltd.	2,043,342
2,397,000	CNOOC, Ltd.	4,457,810
10,200	CNOOC, Ltd., ADR	1,914,132
604,000	Far East Horizon, Ltd.	514,904
28,665	Galaxy Entertainment Group, Ltd.*	257,121

See accompanying Notes to the Schedule of Investments.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

1,132,000	Guangdong Investment, Ltd.	1,106,634
330,370	Hongkong Electric Holdings	2,628,899
924,000	Lenovo Group, Ltd.	1,123,756
245,080	Link (The) REIT	1,191,619
5,782,000	Shougang Fushan Resources Group, Ltd.‡	2,020,857
184,000	Sino-Ocean Land Holdings, Ltd.‡	120,313
326,000	SJM Holdings, Ltd.	1,088,944

	Total Hong Kong	29,251,075

	Hungary — 0.2%

3,142	MOL Hungarian Oil and Gas Plc	210,956
39,067	OTP Bank Nyrt	742,953

	Total Hungary	953,909

	India — 8.6%

93,702	Asian Paints, Ltd.	742,057
161,327	Aurobindo Pharma, Ltd.	1,023,437
39,681	Axis Bank, Ltd.	833,971
40,143	Bajaj Auto, Ltd.	1,236,317
157,843	Cipla, Ltd.	1,024,047
182,736	Coal India, Ltd.	856,737
18,464	Colgate-Palmolive India, Ltd.	402,384
40,100	Dr. Reddy’s Laboratories, Ltd., ADR	1,645,303
97,850	Glenmark Pharmaceuticals, Ltd.	843,957
52,573	HCL Technologies, Ltd. Class T	1,075,768
159,393	HDFC Bank, Ltd., ADR	5,489,495
354,655	Hindustan Unilever, Ltd.	3,278,502
275,281	Housing Development Finance Corp.	3,551,439
1,900	ICICI Bank, Ltd., Sponsored ADR	70,623
31,364	ICICI Bank, Ltd.	556,748
63,900	Infosys, Ltd., Sponsored ADR‡	3,616,740
61,258	Infosys, Ltd.	3,448,987
745,854	ITC, Ltd.	3,870,651
68,883	Kotak Mahindra Bank, Ltd.	810,382
11,695	Nestle India, Ltd.	998,296
292,704	NMDC, Ltd.	674,088
42,149	NTPC, Ltd.	93,252
128,444	Oil & Natural Gas Corp., Ltd.	600,118
150,833	Oil India, Ltd.	1,190,472
62,969	Reliance Industries, Ltd., GDR 144A	1,828,620
231,879	Sesa Sterlite, Ltd.	756,498
9,317	State Bank of India, Ltd., GDR	532,467
185,308	Sun Pharmaceutical Industries, Ltd.	1,700,142
81,399	Tata Consultancy Services, Ltd.	2,861,236
130,121	Tata Motors, Ltd.	792,023
91,800	Tata Motors, Ltd., Sponsored ADR	2,827,440
50,815	Tech Mahindra, Ltd.	1,510,361
5,703	United Spirits, Ltd.	239,811
47,300	Westlife Development, Ltd.*	284,465

98	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	India — continued

128,714	Wipro, Ltd.	1,163,223
160,293	Wipro, Ltd., ADR‡	2,018,089

	Total India	54,448,146

	Indonesia — 2.1%

1,826,500	Adaro Energy Tbk PT	163,590
946,838	Bank Central Asia Tbk PT	746,889
1,990,500	Bank Negara Indonesia Persero Tbk PT	646,054
1,152,000	Bank Rakyat Indonesia Persero Tbk PT	686,278
2,389,500	Bumi Resources Tbk PT*	58,903
1,136,500	Global Mediacom Tbk PT	177,432
432,000	Indocement Tunggal Prakarsa Tbk PT	709,943
2,537,500	Indofood Sukses Makmur Tbk PT	1,376,130
7,145,500	Kalbe Farma Tbk PT	733,926
1,366,500	Lippo Karawaci Tbk PT	102,179
5,692,500	Perusahaan Gas Negara Persero Tbk PT	2,093,175
368,969	Semen Gresik Persero Tbk PT	428,998
825,500	Tambang Batubara Bukit Asam Persero Tbk PT	691,873
27,000	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	967,950
12,173,050	Telekomunikasi Indonesia Persero Tbk PT	2,150,539
799,696	Unilever Indonesia Tbk PT	1,708,471
130,000	United Tractors Tbk PT	202,958

	Total Indonesia	13,645,288

	Luxembourg — 0.4%

6,792	Kernel Holding SA*	85,692
93,950	Samsonite International SA	284,743
21,900	Tenaris SA, ADR	956,811
36,700	Ternium SA, Sponsored ADR	1,148,710

	Total Luxembourg	2,475,956

	Malaysia — 4.0%

1,716,200	Alliance Financial Group Bhd	2,494,005
1,546,100	AMMB Holdings Bhd	3,417,422
27,212	British American Tobacco Malaysia Bhd	532,692
411,400	DiGi.Com Bhd	622,972
1,726,000	Genting Malaysia Bhd	2,308,008
862,908	Malayan Banking Bhd	2,618,625
53,800	MISC Bhd*	93,622
336,900	Parkson Holdings Bhd	282,850
1,328,400	Petronas Chemicals Group Bhd	2,806,450
235,400	Public Bank Bhd	1,394,218
106,200	Public Bank Bhd (Foreign Market)	633,536
1,293,900	Tenaga Nasional Bhd	4,495,369
1,006,800	UMW Holdings Bhd	3,706,917

	Total Malaysia	25,406,686

See accompanying Notes to the Schedule of Investments.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Mexico — 5.7%

1,365,500	Alfa SAB de CV Class A	3,836,743
143,800	America Movil SA de CV Series L, ADR	3,360,606
192,900	Arca Continental SAB de CV	1,200,364
72,500	Cemex SAB de CV, Sponsored ADR*	857,675
7,240	Coca-Cola Femsa SAB de CV, Sponsored ADR	881,615
1,054,555	Compartamos SAB de CV	1,963,831
91,600	Fibra Uno Administracion SA de CV REIT‡	294,513
31,951	Fomento Economico Mexicano SA de CV, Sponsored ADR	3,127,044
188,700	Grupo Aeroportuario del Pacifico SAB de CV	999,751
29,100	Grupo Bimbo SAB de CV Series A	89,652
129,400	Grupo Carso SAB de CV Series A-1	680,832
295,223	Grupo Financiero Banorte SAB de CV Series O‡	2,058,896
139,500	Grupo Financiero Inbursa SAB de CV Series O	393,454
99,154	Grupo Financiero Santander Mexico SAB de CV Class B, ADR	1,352,461
1,188,300	Grupo Mexico SAB de CV Series B‡	3,911,356
49,689	Grupo Televisa SAB, Sponsored ADR	1,503,589
130,175	Industrias Penoles SAB de CV‡	3,233,913
552,500	Kimberly-Clark de Mexico SAB de CV	1,566,320
13,522	Promotora y Operadora de Infraestructura SAB de CV*	162,093
1,739,840	Wal-Mart de Mexico SAB de CV‡	4,553,793

	Total Mexico	36,028,501

	Netherlands — 0.2%

34,785	Yandex NV Class A*	1,500,973

	Peru — 0.0%

17,679	Cia de Minas Buenaventura SA, ADR	198,358

	Philippines — 0.4%

808,700	Aboitiz Equity Ventures, Inc.	993,963
1,285,800	Alliance Global Group, Inc.	747,449
46,835	SM Investments Corp.	750,289

	Total Philippines	2,491,701

	Poland — 1.5%

30,835	Eurocash SA	487,339
39,773	Grupa Lotos SA*	467,266
290,269	PGE SA	1,566,084
267,685	Polskie Gornictwo Naftowe i Gazownictwo SA	456,868
225,944	Powszechna Kasa Oszczednosci Bank Polski SA	2,951,735
24,132	Powszechny Zaklad Ubezpieczen SA	3,590,469
215,753	Tauron Polska Energia SA	312,463

	Total Poland	9,832,224

	Russia — 4.8%

336,712	Aeroflot - Russian Airlines OJSC	868,916
717,365	Alrosa AO****	778,710
470,550	Gazprom OAO, Sponsored ADR	4,023,202
43,250	LUKOIL OAO (DTC Shares), Sponsored ADR	2,729,940

100	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

54,671	LUKOIL OAO (Euroclear Shares), Sponsored ADR	3,414,204
12,514	Magnit OJSC, GDR	828,427
69,930	MMC Norilsk Nickel OJSC, ADR‡	1,162,237
251,115	Rosneft Oil Co., Reg S, GDR‡‡‡	1,912,241
447,804	Sberbank of Russia	1,405,209
214,321	Sberbank of Russia, Sponsored ADR	2,694,015
137,154	Sistema JSFC, Reg S, GDR‡‡‡	4,405,386
139,434	Surgutneftegas OAO, Sponsored ADR	1,204,710
17,419	Tatneft, Sponsored ADR	665,754
80,948	Tatneft OAO, Sponsored ADR	3,093,832
15,031	Uralkali (Ordinary Shares), GDR	399,825
910	Uralkali OJSC, Reg S, GDR‡‡‡	24,206
279,780	VTB Bank OJSC, GDR	837,941

	Total Russia	30,448,755

	Singapore — 0.2%

107,650	DBS Group Holdings, Ltd.	1,457,956

	South Africa — 4.5%

506,381	African Bank Investments, Ltd.	582,589
38,246	Barclays Africa Group, Ltd.	482,925
404,264	FirstRand, Ltd.	1,385,276
75,257	Foschini Group, Ltd. (The)	687,992
65,050	Growthpoint Properties, Ltd.	150,797
207,700	Harmony Gold Mining Co., Ltd., Sponsored ADR	525,481
17,296	Imperial Holdings, Ltd.	334,583
75,707	Investec, Ltd.	538,505
31,294	Kumba Iron Ore, Ltd.	1,324,962
62,347	Liberty Holdings, Ltd.	723,847
191,533	Life Healthcare Group Holdings, Ltd.	765,492
273,224	MMI Holdings, Ltd.	659,990
228,981	MTN Group, Ltd.	4,744,572
110,414	Nampak, Ltd.	432,221
22,180	Naspers, Ltd.	2,320,993
51,344	Northam Platinum, Ltd.*	205,891
1,231,785	Redefine Properties, Ltd.	1,145,491
83,815	Remgro, Ltd.	1,663,056
150,703	Reunert, Ltd.	985,622
49,753	RMB Holdings, Ltd.	229,675
65,383	Salam, Ltd.	332,354
83,707	Sasol, Ltd.	4,111,923
95,474	Spar Group, Ltd. (The)	1,199,060
103,830	Standard Bank Group, Ltd.	1,282,986
88,264	Truworths International, Ltd.	646,869
158,912	Woolworths Holdings, Ltd.	1,132,620

	Total South Africa	28,595,772

	South Korea — 10.7%

13,254	Daelim Industrial Co., Ltd.	1,181,789

See accompanying Notes to the Schedule of Investments.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

56,550	DGB Financial Group, Inc.	884,138
40,875	Dongbu Insurance Co., Ltd.	2,176,695
9,851	Doosan Corp.	1,302,141
17,910	Grand Korea Leisure Co., Ltd.	685,615
42,350	Halla Visteon Climate Control Corp.	1,554,994
2	Hana Financial Group, Inc.	83
89,870	Hanwha Life Insurance Co., Ltd.	646,338
46,580	Hite Jinro Co., Ltd.	973,221
16,099	Hyosung Corp.	1,072,402
7,277	Hyundai Engineering & Construction Co., Ltd.	418,547
23,730	Hyundai Hysco Co., Ltd.¤ ****	933,145
70,940	Hyundai Marine & Fire Insurance Co., Ltd.	2,184,631
7,571	Hyundai Mobis	2,105,547
12,159	Hyundai Motor Co.	2,724,787
11,750	Hyundai Wia Corp.	2,115,412
70,630	Industrial Bank of Korea‡	813,147
97,730	Kangwon Land, Inc.‡	2,866,105
1,497	KCC Corp.	664,561
31,815	Kia Motors Corp.	1,691,213
3,945	Korea Zinc Co., Ltd.	1,188,715
75,204	Korean Reinsurance Co.	815,924
24,700	KT Corp., Sponsored ADR*	367,289
50,824	KT&G Corp.‡	3,587,803
2,381	LG Chem, Ltd.	675,709
25,760	LG Corp.	1,562,174
77,700	LG Display Co., Ltd., ADR* ‡	943,278
2,185	LG Household & Health Care, Ltd.	1,134,581
62,290	LG Uplus Corp.*	634,498
45,200	Mirae Asset Securities Co., Ltd.	1,644,649
1,558	NAVER Corp.	1,068,832
2,242	NHN Entertainment Corp.*	204,793
1,061	Orion Corp. Republic of South Korea	954,081
20,723	S1 Corp. Korea	1,468,783
26,850	Samsung Card Co., Ltd.	951,523
3,542	Samsung Electronics Co., Ltd.	4,604,751
12,496	Samsung Electronics Reg S, GDR‡‡‡	8,159,888
5,640	Samsung Fire & Marine Insurance Co., Ltd.	1,384,147
73,800	Samsung Heavy Industries Co., Ltd.	2,660,814
13,740	Shinhan Financial Group Co., Ltd.	615,817
4,346	SK Holdings Co., Ltd.	786,550
22,349	SK Telecom Co., Ltd.	4,870,678
33,790	Woori Finance Holdings Co., Ltd.‡	425,837

	Total South Korea	67,705,625

	Switzerland — 0.1%

83,870	Cie Financiere Richemont SA, ADR	837,439

	Taiwan — 10.1%

880,000	Advanced Semiconductor Engineering, Inc.	817,891

102	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

260,000	Asustek Computer, Inc.	2,337,980
2,945,000	AU Optronics Corp.*	940,708
158,000	Catcher Technology Co., Ltd.	1,025,819
22,300	Cheng Shin Rubber Industry Co., Ltd.	58,362
258,560	Chicony Electronics Co., Ltd.	649,794
4,523,000	Chimei Innolux Corp.*	1,722,484
1,211,000	China Motor Corp.	1,172,257
225	China Petrochemical Development Corp.	103
837,000	CTCI Corp.	1,356,455
267,000	Delta Electronics, Inc.	1,522,975
1,284,000	E.Sun Financial Holding Co., Ltd.	853,027
625,000	Far EasTone Telecommunications Co., Ltd.	1,373,580
1,123,000	Farglory Land Development Co., Ltd.	1,902,847
24,000	Feng Hsin Iron & Steel Co.	44,049
892	Foxconn Technology Co., Ltd.	2,083
2,376,997	Fubon Financial Holding Co., Ltd.	3,477,346
637,670	Hon Hai Precision Industry Co., Ltd.	1,713,804
1,129,000	Inventec Corp.	998,176
569,000	Kinsus Interconnect Technology Corp.	1,888,171
1,000	Largan Precision Co., Ltd.	40,767
1,644,165	Lite-On Technology Corp.	2,636,975
283,000	Mega Financial Holding Co., Ltd.	238,338
81,000	Novatek Microelectronics Corp.	331,572
573,000	Pegatron Corp.	738,276
163,000	Phison Electronics Corp.	1,041,874
899,000	Pou Chen Corp.	1,343,817
485,074	President Chain Store Corp.	3,360,940
1,044,000	Quanta Computer, Inc.	2,434,546
729,060	Radiant Opto-Electronics Corp.	2,666,383
883,212	Realtek Semiconductor Corp.	2,370,760
1,690,731	SinoPac Financial Holdings Co., Ltd.	842,430
1,124,000	Taishin Financial Holding Co., Ltd.	552,506
457	Taiwan Business Bank*	139
1,516,000	Taiwan Cement Corp.	2,352,576
2,986,000	Taiwan Semiconductor Manufacturing Co., Ltd.	10,570,000
157,464	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	2,746,172
850,000	Teco Electric and Machinery Co., Ltd.	973,963
911,000	Transcend Information, Inc.	2,619,582
1,220,282	Uni-President Enterprises Corp.	2,198,706
445,000	Walsin Lihwa Corp.*	142,742

	Total Taiwan	64,060,975

	Thailand — 2.9%

65,500	Advanced Info Service PCL, NVDR	397,664
228,300	Advanced Info Service PCL (Registered Shares)	1,386,057
86,900	Airports of Thailand PCL, NVDR	419,162
177,100	Bangkok Bank PCL	959,337
426,100	Bangkok Bank PCL, NVDR	2,308,150
43,800	Bangkok Dusit Medical Services PCL Class F	156,619

See accompanying Notes to the Schedule of Investments.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

167,100	BEC World PCL, NVDR	256,803
183,600	BEC World PCL Class F	282,161
933,800	CP All PCL Class F	1,193,536
133,500	Kasikornbank PCL, NVDR	633,780
197,073	Kasikornbank PCL	950,580
989,900	Krung Thai Bank PCL, NVDR	497,059
1,518,700	Krung Thai Bank PCL	762,585
108,000	PTT Exploration & Production PCL Class N, NVDR	547,231
397,000	PTT Global Chemical PCL Class N, NVDR	954,443
1,227,800	PTT Global Chemical PCL	2,951,801
94,400	PTT PCL	821,619
274,800	Siam Commercial Bank PCL	1,200,055
59,600	Siam Commercial Bank PCL, NVDR	260,274
2,172,900	Thai Beverage PCL Class C‡	929,325
153,100	Total Access Communication PCL, NVDR	451,938

	Total Thailand	18,320,179

	Turkey — 1.3%

134,154	Arcelik AS	758,655
20,352	BIM Birlesik Magazalar AS	411,113
10,506	Coca-Cola Icecek AS	253,054
405,303	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	396,154
120,233	Enka Insaat ve Sanayi AS	336,887
36,131	Koza Altin Isletmeleri AS	373,334
257,251	TAV Havalimanlari Holding AS	1,849,908
485,210	Turk Hava Yollari AS	1,454,388
562,086	Turk Telekomunikasyon AS	1,559,243
93,811	Turkcell Iletisim Hizmetleri AS*	495,581
22,034	Turkiye Is Bankasi	47,688

	Total Turkey	7,936,005

	United Kingdom — 2.8%

114,034	British American Tobacco Plc	6,098,471
313,915	HSBC Holdings Plc	3,406,861
45,267	Mondi Plc	784,222
173,451	Old Mutual Plc	543,020
9,844	Randgold Resources, Ltd., ADR	618,301
8,227	Randgold Resources, Ltd.	516,424
85,952	SABMiller Plc	4,371,971
34,597	Standard Chartered Plc	779,297
7,127	Standard Chartered Plc (Hong Kong Exchange)	159,384
14,984	Unilever Plc	615,964

	Total United Kingdom	17,893,915

	United States — 0.3%

53,619	CTC Media, Inc.	745,036
3,500	Southern Copper Corp.	100,485
8,672	Visteon Corp.*	710,150

104	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	United States — continued

8,140	Yum! Brands, Inc.	615,465

	Total United States	2,171,136

	TOTAL COMMON STOCKS (COST $573,949,506)	580,546,055

	PREFERRED STOCKS — 1.7%

	Brazil — 1.4%

45,600	Aes Tiete SA, 12.86%	368,975
158,700	Bradespar SA, 5.80%	1,687,060
123,200	Braskem SA, 4.73%	1,096,620
246,400	Cia Energetica de Sao Paulo, 6.30%	2,341,544
94,600	Cia Paranaense de Energia, 5.83%	1,224,176
93,300	Itausa - Investimentos Itau SA, 3.83%	351,964
190,200	Klabin SA, 2.78%	988,387
150,600	Usinas Siderurgicas de Minas Gerais SA, 0.68% Series A	907,079

	Total Brazil	8,965,805

	Chile — 0.2%

42,157	Sociedad Quimica y Minera de Chile SA, 4.01% Class B	1,073,481

	Colombia — 0.1%

87,364	Bancolombia SA, 3.14%	1,059,944

	TOTAL PREFERRED STOCKS (COST $10,695,243)	11,099,230

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 10.2%

	Bank Deposit — 4.9%

31,307,982	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/14	31,307,982

	Securities Lending Collateral — 5.3%

33,420,477	State Street Navigator Securities Lending Prime Portfolio***	33,420,477

	TOTAL SHORT-TERM INVESTMENTS (COST $64,728,459)	64,728,459

	TOTAL INVESTMENTS — 103.3% (Cost $649,373,208)	656,373,744

	Other Assets and Liabilities (net) — (3.3)%	(21,157,519)

	NET ASSETS — 100.0%	$635,216,225

See accompanying Notes to the Schedule of Investments.	105

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

***	Represents an investment of securities lending cash collateral.

¤	Illiquid security. The total market value of the securities at period end is $933,145 which represents 0.2% of net assets. The aggregate tax cost of these securities held at December 31, 2013 was $888,498.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,711,855 which represents 0.3% of net assets. The aggregate tax cost of these securities held at December 31, 2013 was $1,677,062.

‡	All or a portion of this security is out on loan.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $1,828,620 which represents 0.3% of net assets.

106	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

A summary of outstanding financial instruments at December 31, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
03/19/14	BRL	Royal Bank of Scotland Plc	4,600,000	$1,914,641	$(18,257)
03/19/14	CZK	Royal Bank of Scotland Plc	81,710,000	4,115,925	29,724
03/19/14	HKD	Royal Bank of Scotland Plc	20,000,000	2,579,584	(345)
03/19/14	HUF	Royal Bank of Scotland Plc	2,249,450,000	10,390,181	230,675
03/19/14	IDR	Royal Bank of Scotland Plc	5,700,000,000	461,991	2,793
03/19/14	INR	Royal Bank of Scotland Plc	330,482,000	5,248,144	27,415
03/19/14	KRW	Royal Bank of Scotland Plc	34,810,213,000	32,828,834	(16,424)
03/19/14	MXN	Royal Bank of Scotland Plc	72,000,000	5,464,084	(58,285)
03/19/14	MYR	Royal Bank of Scotland Plc	20,297,000	6,168,506	(108,594)
03/19/14	PEN	Royal Bank of Scotland Plc	923,000	326,337	3,666
03/19/14	PLN	Royal Bank of Scotland Plc	77,419,000	25,537,326	358,224
03/19/14	RUB	Royal Bank of Scotland Plc	172,000,000	5,172,240	30,071
03/19/14	THB	Royal Bank of Scotland Plc	33,000,000	1,000,812	(8,709)
03/19/14	TRY	Royal Bank of Scotland Plc	29,200,000	13,372,233	(699,699)
03/19/14	TWD	Royal Bank of Scotland Plc	475,279,000	15,981,683	(186,060)

					$(413,805)

Sales
03/19/14	BRL	Royal Bank of Scotland Plc	43,749,000	$18,209,481	$(85,451)
03/19/14	CLP	Royal Bank of Scotland Plc	4,540,854,000	8,569,005	(157,708)
03/19/14	COP	Royal Bank of Scotland Plc	3,893,000,000	2,006,968	(16,987)
03/19/14	HKD	Royal Bank of Scotland Plc	15,524,000	2,002,273	173
03/19/14	IDR	Royal Bank of Scotland Plc	28,370,097,144	2,299,426	2,633
03/19/14	ILS	Royal Bank of Scotland Plc	18,280,000	5,260,092	(50,490)
03/19/14	KRW	Royal Bank of Scotland Plc	380,000,000	358,371	(2,032)
03/19/14	MXN	Royal Bank of Scotland Plc	247,077,000	18,750,688	(136,573)
03/19/14	MYR	Royal Bank of Scotland Plc	8,600,000	2,613,645	43,075
03/19/14	PHP	Royal Bank of Scotland Plc	219,100,000	4,941,975	20,184
03/19/14	PLN	Royal Bank of Scotland Plc	1,600,000	527,774	(3,967)
03/19/14	RUB	Royal Bank of Scotland Plc	240,293,000	7,225,889	(19,604)
03/19/14	SGD	Royal Bank of Scotland Plc	37,436,000	29,650,641	290,478
03/19/14	THB	Royal Bank of Scotland Plc	33,281,000	1,009,335	16,319
03/19/14	TRY	Royal Bank of Scotland Plc	13,080,000	5,990,028	180,286
03/19/14	ZAR	Royal Bank of Scotland Plc	11,528,000	1,088,612	7,639

					$87,975

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint

See accompanying Notes to the Schedule of Investments.	107

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Currency Abbreviations — continued

IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
264	FTSE/JSE TOP 40	March 2014	$10,510,849	$599,096
114	H-shares Index	January 2014	7,963,643	126,956
2	MSCI Singapore Index	January 2014	115,698	2,686
132	MSCI Taiwan Index	January 2014	4,002,240	93,414

				$822,152

Sales
23	FTSE Bursa Malaysia KLCI Index	January 2014	$655,488	$(9,044)
41	KOSPI 200 Index	March 2014	5,160,208	(60,392)
85	Mexico Bolsa Index	March 2014	2,787,049	(55,557)
50	SET50 Index	March 2014	1,327,298	58,701
895	SGX CNX Nifty Index	January 2014	11,368,290	11,494

				$(54,798)

Synthetic Futures

Number of Contracts	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
152	Brazil Bovespa Stock Index	02/12/2014	Goldman Sachs	$3,312,702	$67,228
1,600	Hang Seng China Enterprises Index	01/29/2014	Goldman Sachs	2,188,776	46,421
2,360	MSCI Daily Total Return Net Turkey Index	03/19/2014	Goldman Sachs	937,942	(42,142)
17,100	MSCI Taiwan Index	01/29/2014	Goldman Sachs	5,063,599	134,801
38	Russian Trading System Index	03/17/2014	Goldman Sachs	5,313,532	201,131
156	S&P CNX Nifty Index	01/30/2014	Goldman Sachs	972,072	(20,088)
3,910	Warsaw WIG 20 Index	03/21/2014	Goldman Sachs	3,162,156	(41,997)

					$345,354

108	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	15.8
Oil & Gas	7.0
Telecommunications	6.5
Diversified Financial Services	4.1
Semiconductors	3.8
Beverages	3.5
Computers	3.1
Electric	3.1
Insurance	3.0
Retail	3.0
Food	2.8
Agriculture	2.6
Auto Manufacturers	2.6
Mining	2.6
Chemicals	2.5
Commercial Services	2.2
Electronics	2.2
Real Estate	1.9
Electrical Components & Equipment	1.6
Engineering & Construction	1.5
Holding Companies — Diversified	1.5
Internet	1.5
Pharmaceuticals	1.5
Lodging	1.2
Software	1.1
Auto Parts & Equipment	0.9
Building Materials	0.9
Coal	0.9
Household Products & Wares	0.8
Forest Products & Paper	0.7
Media	0.7
Metal Fabricate & Hardware	0.7
Airlines	0.5
Entertainment	0.5
Iron & Steel	0.5
Shipbuilding	0.4
Cosmetics & Personal Care	0.3
Gas	0.3
Home Furnishings	0.3
Machinery — Diversified	0.3
REITS	0.3
Water	0.3
Apparel	0.2
Home Builders	0.2
Leisure Time	0.2
Miscellaneous — Manufacturing	0.2
Oil & Gas Services	0.2
Pipelines	0.2
Health Care — Services	0.1
Office & Business Equipment	0.1
Packaging & Containers	0.1

See accompanying Notes to the Schedule of Investments.	109

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Textiles	0.1
Energy-Alternate Sources	0.0
Machinery — Construction & Mining	0.0
Transportation	0.0
Short-Term Investments and Other Assets and Liabilities (net)	6.9

100.0%

110	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.9%

	Australia — 0.4%

182,591	Newcrest Mining, Ltd.‡	1,274,169
283,615	Telstra Corp., Ltd.	1,332,114

	Total Australia	2,606,283

	Austria — 0.1%

182	Agrana Beteiligungs AG	21,618
14,153	EVN AG	224,957
1,752	Oesterreichische Post AG	83,964
14,592	OMV AG	699,524

	Total Austria	1,030,063

	Bahamas — 0.0%

1,372	United International Enterprises	283,822

	Belgium — 0.6%

2,428	Elia System Operator SA	112,749
43,200	Groupe Bruxelles Lambert SA	3,972,265
47	Lotus Bakeries	46,217

	Total Belgium	4,131,231

	Bermuda — 0.5%

25,113	Bunge, Ltd.	2,062,028
6,221	China Yuchai International, Ltd.	129,832
9,000	Guoco Group, Ltd.	110,618
23,000	Jardine Matheson Holdings, Ltd.	1,203,130
13,600	Transport International Holdings, Ltd.	29,046
5,000	Wing On Co. International, Ltd.	13,864

	Total Bermuda	3,548,518

	Canada — 4.5%

38,744	Agnico-Eagle Mines, Ltd.	1,022,112
33,300	Bank of Montreal‡	2,219,269
64,147	Barrick Gold Corp.	1,130,912
47,445	BCE, Inc.‡	2,053,894
34,007	Bell Aliant, Inc.‡	855,536
27,200	Canadian Imperial Bank of Commerce‡	2,322,432
73,631	Canadian Natural Resources, Ltd.‡	2,490,633
22,300	Canadian Tire Corp., Ltd. Class A	2,088,119
8,600	Capital Power Corp.	172,405
75,560	Cenovus Energy, Inc.	2,164,794
4,500	Empire Co., Ltd.	307,398
13,028	EnerCare, Inc.	122,249
9,200	First Capital Realty, Inc.‡	153,348
24,700	Fortis, Inc.‡	707,873
8,300	George Weston, Ltd.‡	605,412
88,025	Goldcorp, Inc.	1,907,502
235,067	Kinross Gold Corp.	1,029,593

See accompanying Notes to the Schedule of Investments.	111

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

1,400	Laurentian Bank of Canada	61,824
60,200	Manitoba Telecom Services, Inc.	1,682,200
31,800	Metro, Inc.‡	1,942,419
14,400	National Bank of Canada	1,197,944
95,687	Penn West Petroleum, Ltd.‡	799,943
48,927	Potash Corp. of Saskatchewan, Inc.	1,612,634
7,599	Tim Hortons, Inc.	443,630
22,900	Toronto-Dominion Bank	2,157,665

	Total Canada	31,251,740

	Cayman Islands — 0.1%

296,600	Chow Tai Fook Jewellery Group, Ltd.	442,198
13,252	Fresh Del Monte Produce, Inc.	375,032

	Total Cayman Islands	817,230

	Denmark — 1.2%

6,449	D/S Norden	339,477
1,035	Dfds AS	83,540
3,219	H Lundbeck AS	81,455
5,520	Novo Nordisk AS Class B	1,013,443
1,887	Ringkjoebing Landbobank AS	383,039
11,750	Royal UNIBREW AS	1,597,311
4,650	SimCorp AS	183,368
3,768	Sydbank AS*	100,218
239,753	TDC AS	2,329,290
74,858	Topdanmark AS*	1,974,423

	Total Denmark	8,085,564

	France — 4.5%

1,437	Bongrain SA	111,480
57,073	Bouygues SA	2,156,411
6,427	Caisse Regionale de Credit Agricole Mutuel Nord de France	139,660
52,962	Carrefour SA	2,102,524
29,924	Cie de Saint-Gobain	1,648,320
96,675	Danone SA	6,969,718
9,196	Legrand SA	507,625
2,950	Medica SA	77,153
10,400	Neopost SA‡	802,804
111,524	Sanofi-Aventis	11,851,373
18,600	Sodexo	1,887,383
932	Stef	68,553
40,617	Total SA	2,492,263
5,500	Wendel SA	802,966

	Total France	31,618,233

	Germany — 2.0%

36,783	Adidas AG	4,695,469
14,863	DaimlerChrysler AG	1,288,221

112	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

19,538	Fielmann AG	2,289,210
4,300	Fraport AG Frankfurt Airport Services Worldwide	322,271
8,415	Fresenius Medical Care AG & Co. KGaA	599,832
40,403	HeidelbergCement AG	3,070,382
3,618	Merck KGaA	649,351
20,551	Stada Arzneimittel AG	1,017,333

	Total Germany	13,932,069

	Hong Kong — 0.3%

6,500	Aeon Stores Hong Kong Co., Ltd.	8,433
254,500	CLP Holdings, Ltd.	2,012,039
5,000	Hongkong Electric Holdings	39,787
33,000	Miramar Hotel & Investment Co., Ltd.	42,135
233,000	Regal Real Estate Investment Trust REIT	67,012

	Total Hong Kong	2,169,406

	Ireland — 0.7%

56,922	CRH Plc	1,435,839
27,368	Greencore Group Plc	101,082
20,910	ICON Plc*	844,973
16,440	Kerry Group Plc	1,144,001
25,800	Willis Group Holdings Plc	1,156,098

	Total Ireland	4,681,993

	Israel — 0.7%

25,758	Azrieli Group	856,374
81,625	Israel Chemicals, Ltd.	680,326
38,508	Osem Investments, Ltd.	940,789
22,401	Strauss Group, Ltd.	428,659
56,191	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,252,135

	Total Israel	5,158,283

	Italy — 0.0%

28,600	Italcementi Spa	245,126

	Japan — 7.5%

42,800	Astellas Pharma, Inc.	2,536,930
3,000	AT-Group Co., Ltd.	51,663
295	Bic Camera, Inc.‡	165,877
59,800	Coca-Cola West Co., Ltd.‡	1,267,062
19,500	Dydo Drinco, Inc.	819,109
4,500	Earth Chemical Co., Ltd.	158,413
62,900	Fancl Corp.	680,437
16,900	Fanuc, Ltd.	3,095,238
4,800	Fukuda Denshi Co., Ltd.	196,147
5,900	Hirose Electric Co., Ltd.	840,892
71,000	House Foods Group, Inc.	1,073,393
82,900	Hoya Corp.	2,304,684

See accompanying Notes to the Schedule of Investments.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

15,300	Inageya Co., Ltd.	145,423
41,200	Ito En, Ltd.	862,768
52,700	KDDI Corp.	3,244,080
1,000	Kentucky Fried Chicken, Ltd.	20,113
86,200	Kewpie Corp.	1,198,213
8,300	Keyence Corp.	3,553,589
31,300	Kose Corp.	994,643
249,000	Lion Corp.‡	1,390,638
3,200	Matsumotokiyoshi Holdings Co., Ltd.‡	111,888
1,400	McDonald’s Holdings Co., Ltd.‡	35,791
29,600	Megmilk Snow Brand Co., Ltd.‡	373,151
22,200	MISUMI Group, Inc.	698,073
64,300	Mitsubishi Estate Co., Ltd.	1,924,014
125,000	Morinaga & Co., Ltd.	256,886
163,000	Morinaga Milk Industry Co., Ltd.	483,859
4,800	MOS Food Services, Inc.	91,155
91,900	MS&AD Insurance Group Holdings	2,467,454
57,000	Nippon Flour Mills Co., Ltd.	280,919
26,200	Nippon Telegraph & Telephone Corp.	1,410,894
147,000	Nisshin Oillio Group, Ltd. (The)‡	478,322
24,600	Nissin Foods Holdings Co., Ltd.	1,039,189
86,800	NKSJ Holdings, Inc.	2,414,759
25,800	Noevir Holdings Co., Ltd.	467,864
22,900	Nomura Research Institute, Ltd.	722,263
129,300	NTT DoCoMo, Inc.	2,122,092
17,900	Ohsho Food Service Corp.‡	548,385
4,500	Okinawa Cellular Telephone Co.	117,996
13,000	Ono Pharmaceutical Co., Ltd.	1,139,147
6,800	Plenus Co., Ltd.	152,168
1,000	Riken Vitamin Co., Ltd.	21,388
39,500	Royal Holdings Co., Ltd.‡	592,284
57,900	Secom Co., Ltd.	3,492,565
23,400	Shimano, Inc.	2,010,390
5,900	Shin-Etsu Chemical Co., Ltd.	344,665
20,000	Showa Sangyo Co., Ltd.	60,891
13,200	SMC Corp.	3,328,100
49,800	Starbucks Coffee Japan, Ltd.‡	552,465
11,800	Yoshinoya Holdings Co., Ltd.‡	144,602

	Total Japan	52,482,931

	Malaysia — 0.0%

172,700	Genting Malaysia Bhd	230,935

	Mexico — 0.4%

78,837	Grupo Televisa SAB, Sponsored ADR	2,385,608
19,300	Industrias Penoles SAB de CV‡	479,466

	Total Mexico	2,865,074

114	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 0.9%

5,625	Constellium NV Class A*	130,894
2,451	Sligro Food Group NV	95,275
84,914	TNT Express NV	789,565
122,282	Unilever NV, ADR	4,932,791

	Total Netherlands	5,948,525

	New Zealand — 0.6%

421,424	Air New Zealand, Ltd.‡	568,839
244,990	Argosy Property, Ltd.	184,500
376,248	Auckland International Airport, Ltd.	1,093,138
12,879	Contact Energy, Ltd.	54,378
68,522	Fisher & Paykel Healthcare Corp., Ltd.	217,129
523,521	Infratil, Ltd.	978,107
7,205	Nuplex Industries, Ltd.	20,162
201,290	Sky Network Television, Ltd.	967,523
2,733	TrustPower, Ltd.	14,644
8,880	Warehouse Group, Ltd. (The)	27,334

	Total New Zealand	4,125,754

	Norway — 1.0%

257,628	Orkla ASA	2,009,437
96,680	Statoil ASA	2,342,560
97,358	Telenor ASA	2,320,474

	Total Norway	6,672,471

	Portugal — 0.3%

555,394	EDP - Energias de Portugal SA	2,043,364
9,710	Portucel SA	38,935
32,441	REN - Redes Energeticas Nacionais SGPS SA	100,043
70,665	Sonaecom SGPS SA	250,151

	Total Portugal	2,432,493

	Russia — 0.0%

4,548	IBS Group Holding, Ltd., Reg S, GDR‡‡‡	153,590

	Singapore — 0.7%

7,000	Bukit Sembawang Estates, Ltd.	34,096
53,000	Fraser and Neave, Ltd.	146,919
106,000	Frasers Centrepoint, Ltd.* ¤ ****	127,190
20,000	Great Eastern Holdings, Ltd.	282,275
15,000	Hong Leong Finance, Ltd.	32,671
318,000	M1, Ltd.‡	823,586
106,000	Olam International, Ltd.	128,869
123,000	OSIM International, Ltd.‡	224,061
101,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust REIT	86,393
1,005,000	Singapore Post, Ltd.‡	1,054,669
44,000	Singapore Press Holdings, Ltd.‡	143,577
246,000	Singapore Telecommunications, Ltd.	713,100

See accompanying Notes to the Schedule of Investments.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

397,000	StarHub, Ltd.	1,348,907
64,000	Yanlord Land Group, Ltd.	62,094

	Total Singapore	5,208,407

	South Africa — 0.2%

88,347	AngloGold Ashanti, Ltd., Sponsored ADR	1,035,427
97,752	Gold Fields, Ltd., Sponsored ADR	312,806
41,059	Harmony Gold Mining Co., Ltd., Sponsored ADR	103,879
3,254	Sibanye Gold, Ltd., Sponsored ADR	15,652

	Total South Africa	1,467,764

	South Korea — 0.3%

22,062	KT&G Corp.	1,557,416
318	Lotte Confectionery Co., Ltd.	576,127

	Total South Korea	2,133,543

	Spain — 0.3%

179,146	Abengoa SA	537,155
20,600	Red Electrica Corp. SA‡	1,376,709

	Total Spain	1,913,864

	Sweden — 0.7%

10,956	Axfood AB	550,478
3,863	Hennes & Mauritz AB Class B	178,155
53,100	Investor AB Class B	1,829,638
286,209	TeliaSonera AB	2,386,338

	Total Sweden	4,944,609

	Switzerland — 3.9%

4,460	Allreal Holding AG*	619,340
1,538	Alpiq Holding AG*	211,846
4,010	Bank Coop AG	203,352
863	Banque Cantonale de Geneve	218,625
9,411	Basler Kantonalbank	765,070
18	Bell AG	46,875
1,875	Berner Kantonalbank AG	434,306
2,501	Galenica AG	2,525,325
325	Graubuendner Kantonalbank	451,678
627	Intershop Holdings	236,178
2,500	Kuehne + Nagel International AG	329,173
425	Luzerner Kantonalbank AG	163,792
1,148	Mobimo Holding AG*	240,224
180,930	Nestle SA	13,284,679
71,523	Novartis AG	5,726,022
3,971	Swisscom AG	2,102,596
43	Walliser Kantonalbank	36,407

	Total Switzerland	27,595,488

116	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	Thailand — 0.1%

165,600	Bangkok Bank PCL, NVDR	897,042

	United Kingdom — 6.3%

19,900	Anglo American Plc	435,063
53,618	Associated British Foods Plc	2,171,276
40,361	AstraZeneca Plc	2,389,477
25,871	BP Plc, Sponsored ADR	1,257,589
16,127	British American Tobacco Plc	864,880
23,517	Cranswick Plc	461,947
27,786	Dairy Crest Group Plc	248,511
76,880	Diageo Plc	2,546,648
88,700	Fresnillo Plc	1,095,209
111,925	GlaxoSmithKline Plc	2,987,329
107,864	Greggs Plc	769,087
40,653	Imperial Tobacco Group Plc	1,574,210
354,452	J Sainsbury Plc	2,142,772
24,706	Next Plc	2,230,101
29,754	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	1,062,092
126,345	Smith & Nephew Plc	1,801,718
83,231	SSE Plc	1,888,562
19,063	Synergy Health Plc	379,824
115,603	Tate & Lyle Plc	1,548,971
2,032,151	Tesco Plc	11,253,378
28,772	The Berkeley Group Holdings Unit Plc	1,265,679
814,056	WM Morrison Supermarkets Plc	3,519,009

	Total United Kingdom	43,893,332

	United States — 50.1%

25,300	3M Co.	3,548,325
1,313	Alleghany Corp.*	525,147
11,658	Alliant Techsystems, Inc.	1,418,545
54,591	Altria Group, Inc.	2,095,748
53,434	Amdocs, Ltd.	2,203,618
106,478	American Express Co.	9,660,749
1,478	Amsurg Corp.*	67,870
8,900	Apache Corp.	764,866
37,561	Archer-Daniels-Midland Co.	1,630,147
16,750	Associated Banc-Corp.	291,450
21,413	AT&T, Inc.	752,881
151	Atrion Corp.	44,734
39,009	Automatic Data Processing, Inc.	3,152,317
365,488	Bank of New York Mellon Corp. (The)	12,770,151
56,900	BB&T Corp.	2,123,508
19,509	Becton Dickinson and Co.	2,155,549
15	Berkshire Hathaway, Inc. Class A*	2,668,500
12,629	Brookline Bancorp, Inc.	120,860
120,266	Cablevision Systems Corp.	2,156,369
7,136	CACI International, Inc. Class A*	522,498
944	Capella Education Co.	62,719

See accompanying Notes to the Schedule of Investments.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	United States — continued

162,190	Capitol Federal Financial, Inc.	1,964,121
31,270	Cardinal Health, Inc.	2,089,149
5,742	Charles River Laboratories International, Inc.*	304,556
24,727	Cigna Corp.	2,163,118
33,300	Cincinnati Financial Corp.	1,743,921
57,300	Cintas Corp.	3,414,507
150,591	Cisco Systems, Inc.	3,380,768
23,106	Clorox Co. (The)	2,143,313
65,235	Coca-Cola Co. (The)	2,694,858
46,172	Colgate-Palmolive Co.	3,010,876
72,050	Comcast Corp. Class A	3,593,854
63,716	ConocoPhillips	4,501,535
14,004	CVS Caremark Corp.	1,002,266
11,022	DealerTrack Holdings, Inc.*	529,938
28,604	Devon Energy Corp.	1,769,729
157,734	DIRECTV*	10,897,842
25,509	DST Systems, Inc.	2,314,687
300,035	eBay, Inc.*	16,468,921
9,193	Eli Lilly & Co.	468,843
79,330	Empire District Electric Co. (The)	1,799,998
5,957	Energizer Holdings, Inc.	644,786
15,600	Entergy Corp.	987,012
13,698	Exxon Mobil Corp.	1,386,238
1,421	First American Financial Corp.	40,072
3,773	First Merchants Corp.	85,873
15,914	FirstEnergy Corp.	524,844
40,061	General Mills, Inc.	1,999,445
12,038	Google, Inc. Class A*	13,491,107
46,665	Great Plains Energy, Inc.	1,131,160
15,493	H&R Block, Inc.	449,917
3,379	HealthSouth Corp.	112,588
19,637	Henry Schein, Inc.*	2,243,724
14,475	Hershey Co. (The)	1,407,404
42,250	Hill-Rom Holdings, Inc.	1,746,615
1,071	ICU Medical, Inc.*	68,233
2,090	IDACORP, Inc.	108,346
136,932	Intel Corp.	3,554,755
6,964	Intuit, Inc.	531,492
24,375	Jack Henry & Associates, Inc.	1,443,244
64,040	Johnson & Johnson	5,865,424
3,975	Kaiser Aluminum Corp.	279,204
13,450	Kellogg Co.	821,392
21,346	Kimberly-Clark Corp.	2,229,803
6,823	L-3 Communications Holdings, Inc.	729,106
19,973	Laboratory Corp. of America Holdings*	1,824,933
75,756	Liberty Media Corp. - Interactive Class A*	2,223,439
48,900	Linear Technology Corp.	2,227,395
10,446	Lockheed Martin Corp.	1,552,902
57,971	Lorillard, Inc.	2,937,970

118	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	United States — continued

253,130	Lowe’s Cos., Inc.	12,542,591
11,200	Martin Marietta Materials, Inc.	1,119,328
10,774	Mastercard, Inc. Class A	9,001,246
46,906	McDonald’s Corp.	4,551,289
16,742	McKesson Corp.	2,702,159
35,901	Medtronic, Inc.	2,060,358
506,769	Microsoft Corp.	18,968,364
11,876	Monster Worldwide, Inc.*	84,676
959	Morningstar, Inc.	74,888
2,187	National Healthcare Corp.	117,901
13,882	National Oilwell Varco, Inc.	1,104,035
8,371	NetApp, Inc.	344,383
15,100	Newmont Mining Corp.	347,753
33,128	Northrop Grumman Corp.	3,796,800
21,511	Northwest Bancshares, Inc.	317,933
42,736	Nutri/System, Inc.	702,580
38,086	Omnicom Group, Inc.	2,832,456
497,008	Oracle Corp.	19,015,526
57,998	Owens & Minor, Inc.‡	2,120,407
9,682	Patterson Cos., Inc.	398,898
50,696	People’s United Financial, Inc.	766,524
25,275	PepsiCo, Inc.	2,096,308
22,638	Philip Morris International, Inc.	1,972,449
35,000	Plum Creek Timber Co., Inc. REIT	1,627,850
11,200	Procter & Gamble Co. (The)	911,792
28,919	Provident Financial Services, Inc.	558,715
5,067	Quest Diagnostics, Inc.	271,287
16,700	Rayonier, Inc. REIT	703,070
6,024	San Juan Basin Royalty Trust	100,842
22,200	Scotts Miracle-Gro Co. (The) Class A	1,381,284
63,305	State Street Corp.	4,645,954
58,770	Steel Dynamics, Inc.	1,148,366
93,700	Sysco Corp.	3,382,570
198,123	Target Corp.	12,535,242
2,725	TeleTech Holdings, Inc.*	65,237
28,716	Teradata Corp.*	1,306,291
43,431	Tyson Foods, Inc. Class A	1,453,201
4,997	United States Cellular Corp.	208,975
14,763	Universal Corp.‡	806,060
19,846	UNS Energy Corp.	1,187,783
281,381	US Bancorp	11,367,792
31,802	Vector Group, Ltd.‡	520,599
35,969	VeriSign, Inc.*	2,150,227
59,231	Visa, Inc. Class A	13,189,559
21,248	Vulcan Materials Co.	1,262,556
124,305	Wal-Mart Stores, Inc.	9,781,560
8,815	Washington Federal, Inc.	205,301
19,100	WellPoint, Inc.	1,764,649
223,410	Wells Fargo & Co.	10,142,814

See accompanying Notes to the Schedule of Investments.	119

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Shares	Description	Value ($)

	United States — continued

59,212	Weyerhaeuser Co. REIT	1,869,323
32,400	WR Berkley Corp.	1,405,836
594	WSFS Financial Corp.	46,053
142,028	Yum! Brands, Inc.	10,738,737
12,309	Zions Bancorp	368,778

	Total United States	351,788,929

	TOTAL COMMON STOCKS (COST $554,743,395)	624,314,312

	INVESTMENT COMPANY — 1.4%

	United States — 1.4%

82,953	SPDR Gold Shares* ‡	9,636,650

	TOTAL INVESTMENT COMPANY (COST $11,657,109)	9,636,650

	PREFERRED STOCKS — 0.1%

	Germany — 0.0%

458	Biotest AG, 0.75%	47,964

	Japan — 0.0%

113	Shinkin Central Bank, 3.41%	202,982

	Sweden — 0.0%

49,515	Sagax AB, 6.51%	242,849

	United States — 0.1%

25,903	Wachovia Preferred Funding Corp. REIT, 7.25%	647,316

	TOTAL PREFERRED STOCKS (COST $1,176,328)	1,141,111

	WARRANTS — 0.1%

	United States — 0.1%

34,088	JPMorgan Chase & Co., Strike Price $0.00, Expires 10/28/18*	660,966

	TOTAL WARRANTS (COST $493,133)	660,966

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 13.6%

	Bank Deposit — 9.3%

65,328,137	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/02/14	65,328,137

	Securities Lending Collateral — 4.3%

30,313,083	State Street Navigator Securities Lending Prime Portfolio***	30,313,083

	TOTAL SHORT-TERM INVESTMENTS (COST $95,641,220)	95,641,220

120	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2013 (Unaudited)

Par Value ($)		Description	Value ($)

		TOTAL INVESTMENTS — 104.1% (Cost $663,711,185)	731,394,259

		Other Assets and Liabilities (net) — (4.1)%	(28,999,531)

		NET ASSETS — 100.0%	$702,394,728

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

	*	Non-income producing security

	***	Represents an investment of securities lending cash collateral.

	¤	Illiquid security. The total market value of the securities at period end is $127,190 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2013 was $0.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $127,190 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2013 was $0.

	‡	All or a portion of this security is out on loan.

	‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See accompanying Notes to the Schedule of Investments.	121

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

A summary of outstanding financial instruments at December 31, 2013 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
05/13/14	EUR	Bank of New York	2,017,000	2,779,397	$(87,105)
02/19/14	EUR	Bank of New York	1,026,000	1,413,756	(54,793)
03/19/14	EUR	Goldman Sachs	1,375,000	1,894,646	(51,541)
06/18/14	EUR	HSBC Bank USA	260,000	358,292	(140)
01/15/14	EUR	JPMorgan Chase Bank	1,183,000	1,630,105	(73,883)
04/16/14	EUR	UBS AG	955,000	1,315,934	(21,008)
05/13/14	GBP	Bank of New York	80,000	132,370	(1,875)
02/19/14	GBP	Bank of New York	80,000	132,458	(1,875)
03/19/14	GBP	Goldman Sachs	80,000	132,429	(1,905)
06/18/14	GBP	HSBC Bank USA	80,000	132,330	(1,853)
01/15/14	GBP	JPMorgan Chase Bank	80,000	132,490	(1,729)
04/16/14	GBP	UBS AG	80,000	132,399	(1,916)
05/13/14	JPY	Bank of New York	439,972,000	4,189,021	244,996
02/19/14	JPY	Bank of New York	137,261,000	1,306,222	91,790
03/19/14	JPY	Goldman Sachs	260,469,000	2,479,075	149,402
06/18/14	JPY	HSBC Bank USA	198,155,000	1,887,124	48,304
01/15/14	JPY	JPMorgan Chase Bank	252,552,000	2,402,950	127,347
04/16/14	JPY	UBS AG	189,480,000	1,803,723	82,446

					$444,662

Currency Abbreviations

EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen

122	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Food	10.4
Retail	8.6
Banks	7.6
Software	6.1
Pharmaceuticals	5.4
Internet	5.0
Commercial Services	4.5
Telecommunications	4.3
Oil & Gas	3.2
Media	2.8
Insurance	2.5
Electric	2.3
Health Care — Products	2.3
Agriculture	2.2
Mining	2.1
Beverages	1.7
Diversified Financial Services	1.5
Commodity Fund	1.4
Electronics	1.3
Aerospace & Defense	1.0
Building Materials	1.0
Cosmetics & Personal Care	1.0
Computers	0.9
Health Care — Services	0.9
Holding Companies — Diversified	0.9
Household Products & Wares	0.8
Semiconductors	0.8
Apparel	0.7
Engineering & Construction	0.7
Hand & Machine Tools	0.5
Miscellaneous — Manufacturing	0.5
REITS	0.5
Real Estate	0.5
Textiles	0.5
Transportation	0.5
Advertising	0.4
Chemicals	0.4
Savings & Loans	0.4
Distribution & Wholesale	0.3
Investment Companies	0.3
Leisure Time	0.3
Auto Manufacturers	0.2
Electrical Components & Equipment	0.2
Forest Products & Paper	0.2
Home Builders	0.2
Iron & Steel	0.2
Oil & Gas Services	0.2
Airlines	0.1
Metal Fabricate & Hardware	0.1
Office & Business Equipment	0.1
Auto Parts & Equipment	0.0
Biotechnology	0.0
Lodging	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.5

100.0%

See accompanying Notes to the Schedule of Investments.	123

Mercer Funds

Notes to Schedule of Investments

December 31, 2013 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following nine series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (formerly known as Mercer Core Opportunistic Fixed Income Fund) (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), which commenced operations on August 21, 2013, Mercer Emerging Markets Equity Fund (“Emerging Markets”), Mercer Global Low Volatility Equity Fund (“Global Low Volatility”), (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2013, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. Over the counter derivative financial instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, Large Cap Growth, Small/Mid Cap Growth and Small/Mid Cap Value each held long-term investments determined using Level 1 inputs, with corresponding major categories as shown in the schedules of investments, and short-term investment positions in a Euro Time Deposit and in State Street Navigator Securities Lending Prime Portfolio, as shown in the schedules of investments, which are determined using Level 2 inputs.

The following is a summary of the inputs used as of December 31, 2013 in valuing the assets and liabilities of Large Cap Value, Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Large Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Advertising	$1,031,438	$—	$—	$1,031,438
Aerospace & Defense	9,780,386	—	—	9,780,386
Agriculture	2,698,052	—	—	2,698,052
Airlines	5,150,367	—	—	5,150,367
Auto Manufacturers	8,291,528	—	—	8,291,528
Auto Parts & Equipment	2,892,358	—	—	2,892,358
Banks	25,617,238	—	—	25,617,238
Beverages	4,836,924	—	—	4,836,924
Biotechnology	2,009,102	—	—	2,009,102
Building Materials	447,731	—	—	447,731
Chemicals	3,525,155	—	—	3,525,155
Commercial Services	7,800,525	—	—	7,800,525
Computers	17,234,498	—	—	17,234,498
Cosmetics & Personal Care	444,448	—	—	444,448
Diversified Financial Services	43,850,743	—	—	43,850,743
Electric	4,707,021	—	—	4,707,021
Electronics	1,845,904	—	—	1,845,904
Entertainment	223,681	—	—	223,681
Food	5,233,724	—	—	5,233,724
Forest Products & Paper	703,580	—	—	703,580
Hand & Machine Tools	340,270	—	—	340,270
Health Care - Products	5,802,328	—	—	5,802,328
Health Care - Services	5,024,871	—	—	5,024,871
Insurance	21,525,493	—	—	21,525,493

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Internet	$4,726,787	$—	$—	$4,726,787
Iron & Steel	1,554,720	—	—	1,554,720
Leisure Time	950,020	—	—	950,020
Lodging	578,940	—	—	578,940
Machinery - Construction & Mining	3,677,098	—	—	3,677,098
Machinery - Diversified	5,475,673	—	—	5,475,673
Media	27,399,826	—	—	27,399,826
Mining	727,301	—	—	727,301
Miscellaneous - Manufacturing	11,538,656	—	—	11,538,656
Office & Business Equipment	2,577,180	—	—	2,577,180
Oil & Gas	41,646,284	—	—	41,646,284
Oil & Gas Services	4,139,541	—	—	4,139,541
Packaging & Containers	1,897,861	—	—	1,897,861
Pharmaceuticals	30,392,230	—	—	30,392,230
REITS	3,121,579	—	—	3,121,579
Retail	21,162,400	—	—	21,162,400
Semiconductors	10,342,516	—	—	10,342,516
Software	8,286,384	—	—	8,286,384
Telecommunications	18,674,661	—	—	18,674,661
Transportation	3,201,890	—	—	3,201,890

Total Common Stocks	383,088,912	—	—	383,088,912

Investment Company
Unaffiliated Fund	483,982	—	—	483,982

Total Investment Company	483,982	—	—	483,982

Short-Term Investments
Bank Deposit	—	2,433,255	—	2,433,255
Securities Lending Collateral	—	6,384,742	—	6,384,742

Total Short-Term Investments	—	8,817,997	—	8,817,997

Forward Foreign Currency Contracts*
Sales	—	132,553	—	132,553

Total	$383,572,894	$8,950,550	$—	$392,523,444

*	Forward foreign currency contracts are valued at unrealized appreciation/depreciation.

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$48,937,696	$0	*	$—	$48,937,696
Austria	5,509,611	—		—	5,509,611

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Belgium	$9,180,272	$—	$—	$9,180,272
Bermuda	20,496,890	—	—	20,496,890
Brazil	6,614,239	—	—	6,614,239
Cayman Islands	11,562,260	—	—	11,562,260
China	3,626,517	—	—	3,626,517
Denmark	32,750,469	—	—	32,750,469
Finland	29,251,092	—	—	29,251,092
France	192,021,616	—	—	192,021,616
Germany	144,026,234	—	—	144,026,234
Greece	4,955,639	—	—	4,955,639
Hong Kong	18,499,655	—	—	18,499,655
India	17,782,651	—	—	17,782,651
Indonesia	3,805,150	—	—	3,805,150
Ireland	4,310,863	—	—	4,310,863
Italy	57,519,420	—	—	57,519,420
Japan	443,723,619	—	—	443,723,619
Luxembourg	911,539	—	—	911,539
Malaysia	3,652,976	—	—	3,652,976
Malta	1,292,501	—	—	1,292,501
Mexico	1,337,475	—	—	1,337,475
Netherlands	77,032,341	—	—	77,032,341
New Zealand	6,578,091	—	—	6,578,091
Norway	27,640,874	—	—	27,640,874
Portugal	561,491	—	—	561,491
Russia	7,926,920	—	—	7,926,920
Singapore	9,952,859	—	—	9,952,859
South Africa	3,985,205	—	—	3,985,205
South Korea	7,331,200	—	—	7,331,200
Spain	42,888,479	—	—	42,888,479
Sweden	82,937,058	—	—	82,937,058
Switzerland	127,225,902	—	—	127,225,902
Taiwan	10,231,978	—	—	10,231,978
Thailand	80,058	2,346,325	—	2,426,383
United Kingdom	348,108,720	—	—	348,108,720

Total Common Stocks	1,814,249,560	2,346,325	—	1,816,595,885

Investment Company
United States	19,461,214	—	—	19,461,214

Total Investment Company	19,461,214	—	—	19,461,214

Preferred Stocks
Brazil	1,206,561	—	—	1,206,561
Germany	14,338,865	—	—	14,338,865

Total Preferred Stocks	15,545,426	—	—	15,545,426

Rights
Spain	61,689	—	—	61,689

Total Rights	61,689	—	—	61,689

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Options Purchased
Put Options	$—	$1,847,433	$—	$1,847,433
Short-Term Investments
Bank Deposit	—	67,809,963	—	67,809,963
Securities Lending Collateral	—	67,780,092	—	67,780,092

Total Short-Term Investments	—	135,590,055	—	135,590,055

Total	$1,849,317,889	$139,783,813	$—	$1,989,101,702

*	Represents one security at $0 value as of December 31, 2013.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$46,735,100	$—		$46,735,100
Bank Loans	—	11,092,233	—		11,092,233
Corporate Debt	—	323,634,950	0	*	323,634,950
Mortgage Backed Securities - Private Issuers	—	29,693,667	—		29,693,667
Mortgage Backed Securities - U.S. Government Agency Obligations	—	345,417,949	—		345,417,949
Municipal Obligations	—	48,788,932	—		48,788,932
Sovereign Debt Obligations	—	40,531,566	—		40,531,566
U.S. Government and Agency Obligations	—	281,828,418	—		281,828,418

Total Debt Obligations	—	1,127,722,815	0		1,127,722,815

Preferred Stocks
Banks	663,000	—	—		663,000
Diversified Financial Services	3,426,636	—	—		3,426,636

Total Preferred Stocks	4,089,636	—	—		4,089,636

Options Purchased
Call Options	—	6,891	—		6,891
Put Options	101,281	—	—		101,281

Total Options Purchased	101,281	6,891	—		108,172

Short-Term Investments
Bank Deposit	—	37,725,457	—		37,725,457
Certificates of Deposit	—	398,386	—		398,386
Repurchase Agreement	—	10,700,000	—		10,700,000

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Lending Collateral	$—	$2,963,745	$—	$2,963,745
U.S. Government and Agency Obligations	—	16,135,374	—	16,135,374

Total Short-Term Investments	—	67,922,962	—	67,922,962

Forward Foreign Currency Contracts**
Buys	—	5,971	—	5,971
Sales	—	26	—	26

Total Forward Foreign Currency Contracts	—	5,997	—	5,997

Futures Contracts**
Buys	431,435	—	—	431,435
Sales	92,993	—	—	92,993

Total Futures Contracts	524,428	—	—	524,428

Credit Default Swaps	—	209,432	—	209,432
Centrally Cleared Interest Rate Swaps**	—	885,017	—	885,017
Centrally Cleared Credit Default Swaps**	—	216,751	—	216,751

Total Swaps	—	1,311,200	—	1,311,200

Total	$4,715,345	$1,196,969,865	$0	$1,201,685,210

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts**
Buys	$—	$(516)	$—	$(516)
Sales	—	(706,029)	—	(706,029)

Total Forward Foreign Currency Contracts	—	(706,545)	—	(706,545)

Futures Contracts**
Buys	(491,568)	—	—	(491,568)

Total Futures Contracts	(491,568)	—	—	(491,568)

Written Options	(53,469)	(468,538)	—	(522,007)

Interest Rate Swaps	—	(209,413)	—	(209,413)
Credit Default Swaps	—	(17,023)	—	(17,023)

Total Swaps	—	(226,436)	—	(226,436)

Total	$(545,037)	$(1,401,519)	$—	$(1,946,556)

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

*	Represents five securities at $0 value as of December 31, 2013.
**	Centrally cleared swaps, Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$42,874,856	$—	$42,874,856
Sovereign Debt Obligations	—	41,898,412	—	41,898,412

Total Debt Obligations	—	84,773,268	—	84,773,268

Preferred Stock
Diversified Financial Services	53,480	—	—	53,480

Total Preferred Stock	53,480	—	—	53,480

Short-Term Investments
Bank Deposit	—	1,304,351	—	1,304,351
Forward Foreign Currency Contracts*
Buys	—	147,242	—	147,242
Sales	—	144,418	—	144,418

Total Forward Foreign Currency Contracts	—	291,660	—	291,660

Total	$53,480	$86,369,279	$—	$86,422,759

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cross Currency Foreign Currency Contracts*
Cross-Currency Forwards	$—	$(7,262)	$—	$(7,262)
Forward Foreign Currency Contracts*
Buys	—	(259,807)	—	(259,807)
Sales	—	(55,755)	—	(55,755)

Total Forward Foreign Currency Contracts	—	(315,562)	—	(315,562)

Total	$—	$(322,824)	$—	$(322,824)

*	Forward foreign currency contracts and Cross currency foreign currency contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$6,024,442	$—	$—	$6,024,442
Brazil	55,095,265	—	—	55,095,265
Cayman Islands	21,008,310	—	—	21,008,310
Chile	10,404,544	—	—	10,404,544
China	64,199,240	—	—	64,199,240
Colombia	3,538,620	—	—	3,538,620
Czech Republic	3,053,236	—	—	3,053,236
Denmark	656,508	—	—	656,508
Germany	905,316	—	—	905,316
Hong Kong	29,251,075	—	—	29,251,075
Hungary	953,909	—	—	953,909
India	54,448,146	—	—	54,448,146
Indonesia	13,645,288	—	—	13,645,288
Luxembourg	2,475,956	—	—	2,475,956
Malaysia	25,406,686	—	—	25,406,686
Mexico	36,028,501	—	—	36,028,501
Netherlands	1,500,973	—	—	1,500,973
Peru	198,358	—	—	198,358
Philippines	2,491,701	—	—	2,491,701
Poland	9,832,224	—	—	9,832,224
Russia	28,264,836	2,183,919	—	30,448,755
Singapore	1,457,956	—	—	1,457,956
South Africa	28,595,772	—	—	28,595,772
South Korea	66,772,480	933,145	—	67,705,625
Switzerland	837,439	—	—	837,439
Taiwan	64,060,975	—	—	64,060,975
Thailand	9,565,746	8,754,433	—	18,320,179
Turkey	7,936,005	—	—	7,936,005
United Kingdom	17,893,915	—	—	17,893,915
United States	2,171,136	—	—	2,171,136

Total Common Stocks	568,674,558	11,871,497	—	580,546,055

Preferred Stocks
Brazil	8,965,805	—	—	8,965,805
Chile	1,073,481	—	—	1,073,481
Colombia	1,059,944	—	—	1,059,944

Total Preferred Stocks	11,099,230	—	—	11,099,230

Short-Term Investments
Bank Deposit	—	31,307,982	—	31,307,982
Securities Lending Collateral	—	33,420,477	—	33,420,477

Total Short-Term Investments	—	64,728,459	—	64,728,459

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Buys	$—	$682,568	$—	$682,568
Sales	—	560,787	—	560,787

Total Forward Foreign Currency Contracts	—	1,243,355	—	1,243,355

Futures Contracts*
Buys	822,152	—	—	822,152
Sales	70,195	—	—	70,195

Total Futures Contracts	892,347	—	—	892,347

Synthetic Futures	—	449,581	—	449,581

Total	$580,666,135	$78,292,892	$—	$658,959,027

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Buys	$—	$(1,096,373)	$—	$(1,096,373)
Sales	—	(472,812)	—	(472,812)

Total Forward Foreign Currency Contracts	—	(1,569,185)	—	(1,569,185)

Futures Contracts*
Sales	(124,993)	—	—	(124,993)

Total Futures Contracts	(124,993)	—	—	(124,993)

Synthetic Futures	—	(104,227)	—	(104,227)

Total	$(124,993)	$(1,673,412)	$—	$(1,798,405)

*	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$2,606,283	$—	$—	$2,606,283
Austria	1,030,063	—	—	1,030,063
Bahamas	283,822	—	—	283,822
Belgium	4,131,231	—	—	4,131,231
Bermuda	3,548,518	—	—	3,548,518
Canada	31,251,740	—	—	31,251,740
Cayman Islands	817,230	—	—	817,230
Denmark	8,085,564	—	—	8,085,564
France	31,618,233	—	—	31,618,233
Germany	13,932,069	—	—	13,932,069
Hong Kong	2,169,406	—	—	2,169,406
Ireland	4,681,993	—	—	4,681,993
Israel	5,158,283	—	—	5,158,283
Italy	245,126	—	—	245,126
Japan	52,482,931	—	—	52,482,931
Malaysia	230,935	—	—	230,935
Mexico	2,865,074	—	—	2,865,074
Netherlands	5,948,525	—	—	5,948,525
New Zealand	4,125,754	—	—	4,125,754
Norway	6,672,471	—	—	6,672,471
Portugal	2,432,493	—	—	2,432,493
Russia	153,590	—	—	153,590
Singapore	5,047,121	161,286	—	5,208,407
South Africa	1,467,764	—	—	1,467,764
South Korea	2,133,543	—	—	2,133,543
Spain	1,913,864	—	—	1,913,864
Sweden	4,944,609	—	—	4,944,609
Switzerland	27,595,488	—	—	27,595,488
Thailand	897,042	—	—	897,042
United Kingdom	43,893,332	—	—	43,893,332
United States	351,788,929	—	—	351,788,929

Total Common Stocks	624,153,026	161,286	—	624,314,312

Investment Company
United States	9,636,650	—	—	9,636,650

Total Investment Company	9,636,650	—	—	9,636,650

Preferred Stocks
Germany	47,964	—	—	47,964
Japan	202,982	—	—	202,982
Sweden	242,849	—	—	242,849
United States	647,316	—	—	647,316

Total Preferred Stocks	1,141,111	—	—	1,141,111

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants
United States	$660,966	$—	$—	$660,966

Total Warrants	660,966	—	—	660,966

Short-Term Investments
Bank Deposit	—	65,328,137	—	65,328,137
Securities Lending Collateral	—	30,313,083	—	30,313,083

Total Short-Term Investments	—	95,641,220	—	95,641,220

Forward Foreign Currency Contracts*
Sales	—	744,285	—	744,285

Total Forward Foreign Currency Contracts	—	744,285	—	744,285

Total	$635,591,753	$96,546,791	$—	$732,138,544

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts*
Sales	$—	$(299,623)	$—	$(299,623)

Total Forward Foreign Currency Contracts	—	(299,623)	—	(299,623)

Total	$—	$(299,623)	$—	$(299,623)

*	Forward foreign currency contracts are valued at unrealized appreciation/depreciation.

The following table shows transfers between Level 2 and Level 1 of the fair value hierarchy:

Emerging Markets

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — QuotedPrices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$933,145	*	$933,145	*	$—

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

Global Low

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$34,096	*	$34,096	*	$—

*	Transfers occurred between Level 1 and Level 2 as a result of foreign securities not receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

The following table includes a rollforward of the amounts for the period ended December 31, 2013 for financial instruments classified as Level 3:

Core Fixed

Investments in Securities	Balance as of March 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Sales	Balance as of December 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2013
DEBT OBLIGATIONS
Corporate Debt	$0^	$—	$31	$—	$(31)	$0^^	$31

Total	$0^	$—	$31	$—	$(31)	$0^^	$31

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

^	Includes three securities at $0 value as of March 31, 2013.
^^	Five securities at $0 value as of December 31, 2013.

Disclosures	about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about their use of, and accounting for, derivative instruments and effect on the results of operations and financial position.

Non-US Core Equity and Emerging Markets held rights during the period as a result of corporate actions. Non-US Core Equity, Core Opportunistic and Global Low Volatility held warrants during the period as a result of corporate actions.

At December 31, 2013 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap Value

ASSET DERIVATIVES

	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts(2)	$132,553	$132,553

Total Value	$132,553	$132,553

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Total
Forward Foreign Currency Contracts	(2,326,533)	(2,326,533)

Small Mid Cap Growth

ASSET DERIVATIVES

	Equity Risk	Total
Warrants(1)	$—	$—

Total Value	$—	$—

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Equity Risk	Total
Warrants	27,862	27,862

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Options Purchased(1)	$1,847,433	$—	$1,847,433
Rights(1)	—	61,689	61,689

Total Value	$1,847,433	$61,689	$1,909,122

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	143,433	143,433
Options Purchased	4,269,885,014	—	4,269,885,014

Core Fixed

ASSET DERIVATIVES

	Interest Rate Risk		Foreign Exchange Risk	Credit Risk		Equity Risk	Total
Options Purchased(1)	$108,172		$—	$—		$—	$108,172
Forward Foreign Currency Contracts(2)	—		5,997	—		—	5,997
Futures Contracts(3)	524,428		—	—		—	524,428
Swap Contracts(4)	885,017	*	—	426,183	*	—	1,311,200

Total Value	$1,517,617		$5,997	$426,183		$0	$1,949,797

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$—	$(706,545)	$—	$—	$(706,545)
Futures Contracts(3)	(491,568)	—	—	—	(491,568)
Options Written(5)	(522,007)	—	—	—	(522,007)
Swap Contracts(4)	(209,413)	—	(17,023)	—	(226,436)

Total Value	$(1,222,988)	$(706,545)	$(17,023)	$—	$(1,946,556)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants	—	—	—	12,527	12,527
Options Purchased	5,008,056	—	—	—	5,008,056
Forward Foreign Currency Contracts	—	(18,272,774)	—	—	(18,272,774)
Futures Contracts	1,315	—	—	—	1,315
Options Written	(88,120,505)	—	(500,000)	—	(88,620,505)
Swap Contracts	89,855,556	—	21,677,778	—	111,533,334

Opportunistic Fixed

ASSET DERIVATIVES

	Foreign Exchange Risk	Credit Risk	Total
Forward Foreign Currency Contracts(2)	$291,660	$—	$291,660

Total Value	$291,660	$—	$291,660

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Credit Risk	Total
Forward Foreign Currency Contracts(2)	$(322,824)	$—	$(322,824)

Total Value	$(322,824)	$—	$(322,824)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Credit Risk	Total
Forward Foreign Currency Contracts	436,106	—	436,106
Swap Contracts	—	7,500,000	7,500,000

Emerging Markets

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$1,243,355	$—	$1,243,355
Futures Contracts(3)	—	1,341,928	1,341,928

Total Value	$1,243,355	$1,341,928	$2,585,283

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(1,569,185)	$—	$(1,569,185)
Futures Contracts(3)	—	(229,220)	(229,220)

Total Value	$(1,569,185)	$(229,220)	$(1,798,405)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	147,960	147,960
Forward Foreign Currency Contracts	20,419,320	—	20,419,320
Futures Contracts	—	17,061	17,061

Global Low Volatility

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Warrants(1)	$—	$660,966	$660,966
Forward Foreign Currency Contracts(2)	744,285	—	744,285

Total Value	$744,285	$660,966	$1,405,251

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(299,623)	$—	$(299,623)

Total Value	$(299,623)	$—	$(299,623)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign Exchange Risk	Equity Risk	Total
Warrants	—	36,942	39,942
Forward Foreign Currency Contracts	(19,556,763)	—	(19,556,763)

*	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation in the Schedule of Investments.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts/Cross Currency Contracts tables within the Schedule of Investments.
(3)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(4)	As shown in the Interest Rate Swaps, Credit Default Swaps and Centrally Cleared Interest Rate Swaps tables within the Schedule of Investments.
(5)	As shown in the Written Options table within the Schedule of Investments.
(6)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended December 31, 2013.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivatives and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments with embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

The following is a summary of open credit default swap positions held in Core Fixed at December 31, 2013:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
1,500,000	USD	09/20/2016	Morgan Stanley Capital Services LLC	Sell	$1,500,000	1.00%	Federative Republic of Brazil, 12.25% 03/06/30	$10,562	$(9,953)
4,400,000	USD	0320/2021	Goldman Sachs	Sell	4,400,000	1.60%	State of Connecticut (Moody’s Rating: Aa3; S&P Rating: AA)	146,244	146,244
2,800,000	USD	09/20/2016	Bank of America N.A.	Sell	2,800,000	1.00%	Japan Sovereign Bond	7,575	63,188
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	N/A	(1.00%)	Starwood Hotels and Resorts, 6.75% 0/15/18	(35,873	(7,070)

					$8,700,000			$128,508	$192,409

The following is a summary of open centrally cleared credit default swap positions held in Core Fixed at December 31, 2013:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
39,300,000	USD	12/20/2018	Morgan Stanley & Co. Inc.	Sell	$39,300,000	1.00%	CDX.NA.IG.21	$216,751	$702,970

					$39,300,000			$216,751	$702,970

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

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December 31, 2013 (Unaudited)

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”), is authorized to lend Fund portfolio securities to qualified broker-dealers and financial institutions that post appropriate collateral. Currently, the cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2013 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap Growth	$1,081,246	$1,095,293	$—
Large Cap Value	6,284,950	6,384,742	—
Small/Mid Cap Growth	25,553,010	26,252,276	—
Small/Mid Cap Value	21,407,713	21,062,410	757,092
Non-US Core Equity	64,133,521	67,780,092	98,714
Core Fixed	2,905,210	2,963,745	—
Opportunistic Fixed	—	—	—
Emerging Markets	32,358,805	33,420,477	760,581
Global Low Volatility	31,479,887	30,313,083	2,316,748

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to

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the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Fixed Schedule of Investments for open repurchase agreements held as of December 31, 2013. The value of the related collateral exceeded the value of the repurchase agreement at period end.

(f)  Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds’ ability to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), may limit the Funds’ ability to use swap

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December 31, 2013 (Unaudited)

agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required

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December 31, 2013 (Unaudited)

to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended December 31, 2013, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of December 31, 2013.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

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Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, or on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, the Emerging Markets Fund will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future uses equity index swaps on equity index futures.

During the period ended December 31, 2013, Core Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Core Fixed and Emerging Markets Schedules of Investments for a listing of open futures contracts as of December 31, 2013.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds

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December 31, 2013 (Unaudited)

the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended December 31, 2013, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Fixed used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and Core Fixed Schedules of Investments for a listing of options contracts as of December 31, 2013.

Transactions in written option contracts for Core Fixed for the period ended December 31, 2013, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2013	35,400,095	$309,231
Options written	168,601,715	1,152,167
Options terminated in closing purchase transactions	(19,901,229)	(331,388)
Options exercised	(25,000,000)	(82,900)
Options expired	(87,700,465)	(441,543)

Options outstanding at December 31, 2013	71,400,116	$605,567

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

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Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

During the period ended December 31, 2013, Large Cap Value used forward foreign currency contracts to partially hedge Japanese Yen exposure on the currency risk embedded in one ADR position. Core Fixed used forward foreign currency contracts to hedge, cross-hedge or to actively manage non-US Dollar exposures in the Fund. Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Large Cap Value, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of December 31, 2013.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Fixed Schedule of Investments for TBA sale commitments held as of December 31, 2013.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may

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Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of December 31, 2013.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of December 31, 2013.

(n)  Bank loans

Core Fixed invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2013, Core Fixed did not have any unfunded commitments.

(o)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(p)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Code. The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

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Notes to Schedule of Investments (Continued)

December 31, 2013 (Unaudited)

(q)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

3.	Federal income taxes

As of December 31, 2013, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$282,861,356	$103,450,806	$(959,955)	$102,490,851
Large Cap Value	297,025,241	96,533,315	(1,167,665)	95,365,650
Small/Mid Cap Growth	355,264,086	92,884,411	(4,320,624)	88,563,787
Small/Mid Cap Value	373,479,491	46,172,119	(2,989,040)	43,183,079
Non-US Core Equity	1,709,832,084	293,216,327	(13,946,709)	279,269,618
Core Fixed	1,192,040,688	22,716,860	(14,913,963)	7,802,897
Opportunistic Fixed	85,092,286	2,059,824	(1,021,011)	1,038,813
Emerging Markets	654,251,378	34,106,253	(31,983,887)	2,122,366
Global Low Volatility	664,742,363	78,720,266	(12,068,370)	66,651,896

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to December 31, 2013 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date:	February 20, 2014

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Nuzum
Richard Nuzum President and Chief Executive Officer (Principal Executive Officer)

Date:	February 20, 2014

By:	/s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer (Principal Financial Officer)

Date:	February 20, 2014